As filed with the Securities and Exchange Commission on May 1, 1997


                           Registration No. 33-76334
                           Registration No. 811-5343

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

            Registration Statement Under the Securities Act of 1933
                          Pre-Effective Amendment No.
                       Post-Effective Amendment No. 7   X

           For Registration Under the Investment Company Act of 1940
                              Amendment No. 15  X

                      Life of Virginia Separate Account 4
                           (Exact Name of Registrant)

                     The Life Insurance Company of Virginia
                              (Name of Depositor)
                              6610 W. Broad Street
                            Richmond, Virginia 23230
              (Address of Depositor's Principal Executive Office)
                 Depositor's Telephone Number:  (804) 281-6000

                                J. Neil McMurdie
                 Associate Counsel and Assistant Vice President
                     The Life Insurance Company of Virginia
                              6610 W. Broad Street
                           Richmond, Virginia  23230
                    (Name and address of Agent for Service)

                                    Copy to:
                            Stephen E. Roth, Esquire
                      Sutherland, Asbill & Brennan, L.L.P.
                         1275 Pennsylvania Avenue, N.W.
                          Washington, D.C.  20004-2404


It is proposed that this filing will become effective:
    immediately upon filing pursuant to paragraph (b) of Rule 485
 X  on  May 1, 1997           pursuant to paragraph (b) of Rule 485
    60 days after filing pursuant to paragraph (a) of Rule 485
    on                   pursuant to paragraph (a) of Rule 485

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite amount of securities. The Registrant filed the 24f-2 Notice for the fiscal year ended December 31, 1996 on February 28, 1997.

                             Cross Reference Sheet
                              Pursuant to Rule 481

Showing Location in Part A (Prospectus) and Part B (Statement of Additional Information) of Registration Statement of Information Required by Form N-4

PART A


Item of Form N-4........................................................Prospectus Caption
1.   Cover Page.................................................................Cover Page
2.   Definitions...............................................................Definitions
3.   Synopsis...........................................................Summary, Fee Table
4.   Condensed Financial Information.........Financial Information; Total Return and Yield
5.   General
     (a) Depositor..................................The Life Insurance Company of Virginia
     (b) Registrant..............................................................Account 4
     (c) Portfolio Company.......................................................The Funds
     (d) Fund Prospectus.........................................................The Funds
     (e) Voting Rights...........................................Voting Rights and Reports
     (f) Administrators................................................................N/A
6.   Deductions and Expenses
     (a) General...........................................Charges and Deductions; Summary
     (b) Sales Load %...............................................Sales Charges; Summary
     (c) Special Purchase Plan.........................................................N/A
     (d) Commissions..........................................Distribution of the Policies
     (e) Expenses-Registrant............................Charges Against Account 4; Summary
     (f) Fund Expenses............................................The Funds; Other Charges
     (g) Organizational Expenses.......................................................N/A
7.   Contracts
     (a) Persons with Rights..........Summary; The Policy; Distributions Under the Policy;
         ...................Income Payments; Voting Rights and Reports; General Provisions
     (b) (i)   Allocation of Purchase Payments..............Allocation of Premium Payments
         (ii)  Transfers.......................................Transfers; Transfer Charges
         (iii) Exchanges...............................................................N/A
     (c) Changes.....................Additions, Deletions or Substitutions of Investments;
         .............................................................Changes by the Owner
     (d) Inquiries...............................Cover page; Summary; (SAI) Written Notice
8.   Annuity Period............Income Payments; Transfers; (SAI) Transfer of Annuity Units
9.   Death Benefit....................Death Provisions; Death Benefit; Payment of Benefits
10.  Purchases and Contract Value
     (a) Purchases.................Purchasing the Policies; Accumulation of Account Value;
         ......................................................Value of Accumulation Units
     (b) Valuation.............................................Value of Accumulation Units
     (c) Daily Calculation.....................................Value of Accumulation Units
     (d) Underwriter..........................................Distribution of the Policies
11.  Redemptions
     (a) - By Owners........................................Surrenders; Partial Surrenders
         - By Annuitant.............................................Optional Payment Plans
     (b) Texas ORP.....................Restrictions on Distributions From Certain Policies
     (c) Check Delay............................................Payment Under the Policies
     (d) Lapse.........................................................................N/A
     (e) Free Look................................Examination of Policy (Refund Privilege)


12.  Taxes.............................................................Federal Tax Matters
13.  Legal Proceedings...................................................Legal Proceedings
14.  Table of Contents for the Statement of
     Additional Information..........Statement of Additional Information Table of Contents

PART B



Item of Form N-4............................................................Part B Caption
15.  Cover Page.................................................................Cover Page
16.  Table of Contents...................................................Table of Contents
17.  General Information and History................The Life Insurance Company of Virginia
18.  Services
     (a) Fees and Expenses of Registrant...............................................N/A
     (b) Management Contracts..........................................................N/A
     (c) Custodian.....................................................................N/A
         Independent Public Accountant.............................................Experts
     (d) Assets of Registrant..........................................................N/A
     (e) Affiliated Persons............................................................N/A
     (f) Principal Underwriter..................................Transfer of Annuity Units;
          ....................................................Distribution of the Policies
19.  Purchase of Securities Being Offered........(Prospectus) Distribution of the Policies
     Offering Sales Load...............................................................N/A
20.  Underwriters................................(Prospectus) Distribution of the Policies
21.  Calculation of Performance Data................Calculation of Total Return and Yield;
     ..................................................(Prospectus) Yield and Total Return
22.  Annuity Payments.........................................(Prospectus) Income Payments
23.  Financial Statements.............................................Financial Statements



PART C -- OTHER INFORMATION


Item of Form N-4............................................................Part C Caption
24.  Financial Statements and Exhibits...................Financial Statements and Exhibits
     (a)         Financial Statements............................(a)  Financial Statements
     (b)         Exhibits....................................................(b)  Exhibits
25.  Directors and Officers of the Depositor.....................Directors and Officers of
     .....................................................................Life of Virginia
26.  Persons Controlled By or Under Common Control with the
     Depositor or Registrant...........Persons Controlled By or In Common Control with the
     ..............................................................Depositor or Registrant
27.  Number of Contractowners.......................................Number of Policyowners
28.  Indemnification.......................................................Indemnification
29.  Principal Underwriters.........................................Principal Underwriters
30.  Location of Accounts and Records.....................Location of Accounts and Records
31.  Management Services...............................................Management Services
32.  Undertakings.............................................................Undertakings
     Signature Page.............................................................Signatures

                      LIFE OF VIRGINIA SEPARATE ACCOUNT 4

                               PROSPECTUS FOR THE
               FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY POLICY
                                FORM P1143 4/94

                                   Offered by

                         THE LIFE INSURANCE COMPANY OF
                        VIRGINIA 6610 West Broad Street,
                            Richmond, Virginia 23230
                                 (804) 281-6000

  This Prospectus describes the above-named individual flexible premium variable deferred annuity policy ("Policy") issued by The Life Insurance Company of Virginia ("Life of Virginia"). The Policy is designed to help individuals in long-term financial planning and provides for the accumulation of capital on a tax-deferred basis for retirement or other long-term purposes. The Policy may be used in connection with retirement plans, some of which may qualify for favorable federal income tax treatment under the Internal Revenue Code.

  The Premium Payments are placed in Life of Virginia Separate Account 4 ("Account 4"). Premium payments from other flexible premium variable deferred annuity policies issued by Life of Virginia are also placed in Account 4. The Owner allocates premiums among selected Investment Subdivision(s) of Account 4. Each Investment Subdivision of Account 4 will invest solely in a designated investment portfolio that is part of a series-type investment company ("Fund"). Currently, there are nine such Funds with 34 portfolios available under this Policy. The Funds and their currently available portfolios are on the following page.

This Prospectus must be read along with the current prospectuses for the Funds.


  This Prospectus sets forth the basic information that a prospective investor should know before investing. A Statement of Additional Information containing more detailed information about the Policy and Account 4 is available free by writing Life of Virginia at the address above or by calling (800) 352-9910. The Statement of Additional Information, which has the same date as this Prospectus, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Table of Contents of the Statement of Additional Information is included at the end of this Prospectus.


    Please Read This Prospectus Carefully And Retain It For Future Reference

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
          OF THIS PROSPECTUS.  ANY REPRESENTATION TO THE CONTRARY IS A
                               CRIMINAL OFFENSE.

           SHARES IN THE FUNDS AND INTERESTS IN THE POLICIES ARE NOT
             DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED
                BY, A BANK, AND THE SHARES AND INTERESTS ARE NOT
               FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE
                    CORPORATION, THE FEDERAL RESERVE BOARD,
                              OR ANY OTHER AGENCY.



                   The Date of This Prospectus Is May 1, 1997

  VARIABLE INSURANCE PRODUCTS FUND:
  VIP Equity-Income Portfolio, VIP Growth Portfolio and VIP Overseas Portfolio

  VARIABLE INSURANCE PRODUCTS FUND II:
  VIP Asset Manager Portfolio and VIP Contrafund Portfolio

  VARIABLE INSURANCE PRODUCTS FUND III:
  VIP Growth & Income Portfolio* and VIP Growth Opportunities Portfolio*


  GE INVESTMENTS FUNDS, INC.:
  Money Market Fund, Government Securities Fund, S&P 500 Index Fund, Total Return Fund, International Equity Fund, Real Estate Securities Fund, Global Income Fund* and Value Equity Fund*.

  OPPENHEIMER VARIABLE ACCOUNT FUNDS:
  Oppenheimer High Income Fund, Oppenheimer Bond Fund, Oppenheimer Capital Appreciation Fund, Oppenheimer Multiple Strategies Fund and Oppenheimer Growth Fund.

  JANUS ASPEN SERIES:
  Growth Portfolio, Aggressive Growth Portfolio, Worldwide Growth Portfolio, International Growth Portfolio, Balanced Portfolio, Flexible Income Portfolio, and Capital Appreciation Portfolio*

  FEDERATED INSURANCE SERIES:
  Federated Utility Fund II, Federated High Income Bond Fund II, and Federated American Leaders Fund II

  THE ALGER AMERICAN FUND:
  Alger American Growth Portfolio and Alger American Small Capitalization Portfolio

  PBHG INSURANCE SERIES FUND, INC.
  Growth II Portfolio* and Large Cap Growth Portfolio*

* The Growth & Income Portfolio and Growth Opportunities Portfolio for Variable Insurance Products Fund III, Global Income Fund and the Value Equity Fund for GE Investments Funds, Inc., the Capital Appreciation Portfolio for Janus Aspen Series, and Growth II Portfolio and Large Cap Growth Portfolio for PBHG Insurance Series Fund, Inc. are not currently available to California Policyowners.

                               TABLE OF CONTENTS

                                                                         Page
                                                                         ----
Definitions.............................................................. 5
Fee Table................................................................ 7
Summary..................................................................15
Financial Information....................................................17
The Life Insurance Company of Virginia and Life of Virginia
 Separate Account 4......................................................19
  The Life Insurance Company of Virginia.................................19
  Account 4..............................................................19
  Additions, Deletions, or Substitutions of Investments..................19
The Funds................................................................20
  Variable Insurance Products Fund.......................................20
  Variable Insurance Products Fund II....................................20
  Variable Insurance Products Fund III...................................20
  GE Investments Funds, Inc..............................................21
  Oppenheimer Variable Account Funds.....................................22
  Janus Aspen Series.....................................................22
  Federated Insurance Series.............................................23
  The Alger American Fund................................................23
  PBHG Insurance Series Fund, Inc........................................23
Resolving Material Conflicts.............................................24
Total Return and Yields..................................................24
The Policy...............................................................25
  Purchasing the Policies................................................25
  Allocation of Premium Payments.........................................26
  Accumulation of Account Value..........................................26
  Value of Accumulation Units............................................26
  Transfers..............................................................27
  Telephone Transfers....................................................27
  Dollar-Cost Averaging..................................................27
  Portfolio Rebalancing..................................................28
  Powers of Attorney.....................................................28
  Examination of Policy (Refund Privilege)...............................28
Distributions Under the Policy...........................................29
  Surrender..............................................................29
  Systematic Withdrawals.................................................29
  Death Provisions.......................................................30
  Restrictions on Distributions from Certain Policies....................32
Charges and Deductions...................................................32
  Charges Against Account 4..............................................32
  Policy Maintenance Charge..............................................33
  Annual Death Benefit Charge............................................33
  Sales Charges..........................................................33
  Transfer Charges.......................................................34
  Premium Taxes..........................................................35
  Other Taxes............................................................35
  Other Charges..........................................................35
  Reduction of Charges for Group Sales...................................35
Income Payments..........................................................35
  Monthly Income Benefit.................................................35
  Determination of Monthly Income Benefits...............................36
  Optional Payment Plans.................................................36
Federal Tax Matters......................................................38
  Introduction...........................................................38
  Non-Qualified Policies.................................................38
  Qualified Policies.....................................................40
  IRA Policies...........................................................40
  Simplified Employee Pension Plans......................................41
  SIMPLE IRAs............................................................41

                                                                       Page
                                                                       ----

  Section 403(b) Annuities...............................................42
  Deferred Compensation Plans of State and Local Government
   and Tax-Exempt Organizations..........................................43
  Other Qualified Retirement Plans.......................................43
  Legal and Tax Advice for Qualified Plans...............................43
  Direct Rollover and Mandatory Withholding Requirements.................43
  Federal Income Tax Withholding.........................................43
General Provisions.......................................................44
  The Owner..............................................................44
  The Annuitant..........................................................44
  The Beneficiary........................................................44
  Changes by the Owner...................................................44
  Evidence of Death, Age, Sex or Survival................................44
  Joint Policy...........................................................44
  Payment Under The Policies.............................................44
Distribution of the Policies.............................................45
Voting Rights and Reports................................................45
Legal Proceedings........................................................46
Statement of Additional Information Table of Contents....................47

                                  DEFINITIONS

  ACCOUNT VALUE -- The value of the Policy equal to the Account Value allocated to the Investment Subdivisions of Account 4.

  ACCOUNT 4 -- Life of Virginia Separate Account 4, a separate investment account established by Life of Virginia to receive and invest premiums paid under the Policies, and other variable annuity policies issued by Life of Virginia.

  ACCUMULATION UNIT -- An accounting unit of measure used in calculating the Account Value prior to the Maturity Date.

  ADDITIONAL PREMIUM PAYMENT -- Any Premium Payment made after the initial Premium Payment.

  ANNUITANT -- The Annuitant is the person named in the Policy upon whose age and, where appropriate, sex Monthly Income Benefits are determined.

  ANNUITY UNIT -- An accounting unit of measure used in the calculation of the amount of the second and each subsequent Variable Income Payment.

  BUSINESS DAY -- Any day that the New York Stock Exchange is open for business and any other day in which there is a material change in the value of the assets in Account 4.

  CODE -- The Internal Revenue Code of 1986, as amended.

  DEATH BENEFIT -- The optional benefit provided under a Policy upon the death of an Annuitant prior to the Maturity Date.

  DESIGNATED BENEFICIARY(IES) -- The person(s) designated in the Policy who is alive (or in existence for non-natural designations) on the date of an Owner's, Joint Owner's or Annuitant's death and who will be treated as the sole owner of the Policy following such a death.

  DUE PROOF OF DEATH -- Proof of death that is satisfactory to Life of Virginia. Such proof may consist of the following if acceptable to Life of Virginia:

  (a) A certified copy of the death certificate; or
  (b) A certified copy of the decree of a court of competent jurisdiction as to the finding of death.


  FIXED INCOME PAYMENTS -- Payments made pursuant to an optional payment plan the value of which are fixed and guaranteed by Life of Virginia.


  FUNDS -- The mutual funds designated as eligible investments for Account 4.

  GENERAL ACCOUNT-- The assets of Life of Virginia that are not segregated in any of the separate investment accounts of Life of Virginia.

  HOME OFFICE -- The principal offices of The Life Insurance Company of Virginia at 6610 West Broad Street, Richmond, Virginia 23230.

  INCOME PAYMENT -- One of a series of payments made under either a Monthly Income Benefit or one of the optional payment plans.

  INVESTMENT SUBDIVISION -- A subdivision of Account 4, each of which invests exclusively in shares of a designated portfolio of one of the Funds. All investment subdivisions may not be available in all states.

  JOINT OWNER -- Joint Owners own the Policy equally. If one Joint Owner dies, the surviving Joint Owner has a right of survivorship to the Policy.

  IRA POLICY -- An individual retirement annuity policy that receives favorable federal income tax treatment under Section 408 of the Code.

  MATURITY DATE -- The date stated in the Policy on which Income Payments are scheduled to commence, if the Annuitant is living on that date.


  MATURITY VALUE -- The Surrender Value of the Policy on the date immediately preceding the Maturity Date.

  MONTHLY INCOME BENEFIT -- The monthly amounts payable to the Owner beginning on the Maturity Date if the Annuitant is still living.

  NET INVESTMENT FACTOR -- An index applied to measure the investment performance of an Investment Subdivision from one Valuation Period to the next.

  NON-QUALIFIED POLICY-- Policies not sold or used in connection with retirement plans receiving favorable federal income tax treatment under the Code.

  OWNER -- The person or persons (in the case of Joint Owners) entitled to receive Income Payments after the Maturity Date. The Owner is also entitled to the ownership rights stated in the Policy during the lifetime of the Annuitant. The original Owner is named in the Policy.

  POLICY -- The variable annuity policy issued by Life of Virginia and described in this Prospectus. The term "Policy" or "Policies" includes the Policy described in this Prospectus, a policy application, any supplemental applications, any endorsements and riders.

  POLICY DATE -- Generally, the first date on which the application, if attached to the Policy, was signed or the initial premium was received and accepted by Life of Virginia at its Home Office.

  PREMIUM PAYMENT(S) -- An amount paid to Life of Virginia by the Owner or on the Owner's behalf as consideration for the benefits provided by the Policy.

  QUALIFIED POLICIES -- Policies used in connection with retirement plans which receive favorable federal income tax treatment under the Code.

  SURRENDER VALUE -- The Account Value less any applicable surrender charge.

  VALUATION PERIOD -- The period between the close of business on a Business Day and the close of business on the next succeeding Business Day.

  VARIABLE INCOME PAYMENTS -- Payments made pursuant to a payment plan and which fluctuate based on the investment performance of Investment Subdivisions selected by the Owner.

                                   FEE TABLE

OWNER TRANSACTION EXPENSES:
  Sales Charge on Premium Payments                               none
  Maximum Contingent Deferred Sales Charge
   (as a percentage of premium payments)                         6.00%
  Other surrender fees                                           none
  Transfer charge
    First transfer each month                                    none
    Subsequent transfers                                       $10.00
ANNUAL EXPENSES:
(as a percentage of account value)
  Mortality and expense risk charge                              1.25%
  Administrative Expense Charge                                   .15%
  Total Annual Expenses                                          1.40%
                                                                 =====
OTHER ANNUAL EXPENSES:
  Annual Policy Maintenance Charge                             $25.00
  Maximum Annual Death Benefit Charge
   (as a percentage of average benefit amount)                    .35%*


  * IF ELECTIVE DEATH BENEFIT APPLIES.

                VARIABLE INSURANCE PRODUCTS FUND ANNUAL EXPENSES
                         (as a % of average net assets)


                                                          Equity-
                                                          Income     Growth       Overseas
                                                          Portfolio  Portfolio    Portfolio
                                                          ---------  ---------    ---------

Management Fees                                           0.51%        0.61%        0.76%
Other Expenses (after any expense reimbursement)          0.07%        0.08%        0.17%
                                                          -----        -----        -----
Total Fund Annual Expenses                                0.58%        0.69%        0.93%
                                                          =====        =====        =====

              VARIABLE INSURANCE PRODUCTS FUND II ANNUAL EXPENSES
                         (as a % of average net assets)

                                                          Asset
                                                          Manager   Contrafund
                                                          Portfolio Portfolio
                                                          --------- ----------
Management Fees                                           0.64%        0.61%
Other Expenses (after any expense reimbursement)          0.10%        0.13%
                                                          -----        -----
Total Fund Annual Expenses                                0.74%        0.74%
                                                          =====        =====


              VARIABLE INSURANCE PRODUCTS FUND III ANNUAL EXPENSES
                         (as a % of average net assets)

                                                          Growth &    Growth
                                                          Income    Opportunities
                                                          Portfolio Portfolio
                                                          --------- -------------
Management Fees                                           0.50%        0.61%
Other Expenses (after any expense reimbursement)          0.20%        0.16%
                                                          -----        -----
Total Fund Annual Expenses                                0.70%        0.77%
                                                          =====        =====

                   GE INVESTMENTS FUNDS, INC. ANNUAL EXPENSES
                         (as a % of average net assets)

                                                                                                                          Real
                                                        Money      Government     S&P 500       Total       International Estate
                                                        Market      Securities    Index         Return      Equity        Securities
                                                        Fund        Fund          Fund          Fund        Fund          Fund
                                                        ------     -----------    -------       ------      ------------- ----------
Management Fees (after fee waiver)                      .10%            .50%         .35%          .50%        1.00%        .85%
Other Expenses (after any expense reimbursements)       .05%            .17%         .13%          .10%         .50%        .22%
                                                        ----            ----         ----          ----         ----        ----
Total Fund Annual Expenses                              .15%            .67%         .48%          .60%        1.50%       1.07%
                                                        ====            ====         ====          ====        =====       =====


                                                        Global      Value
                                                        Income      Equity
                                                        Fund *      Fund *
                                                        ------      -------
Management Fees (after fee waiver)                      .60%         .65%
Other Expenses (after any expense reimbursements)       .30%         .26%
                                                        ----         ----
Total Fund Annual Expenses                              .90%         .91%
                                                        ====         ====

* Global Income Fund and Value Equity Fund had not yet commenced operations as of December 31, 1996.


               OPPENHEIMER VARIABLE ACCOUNT FUNDS ANNUAL EXPENSES
                         (as a % of average net assets)

                                                        Opp.                         Opp.         Opp.
                                                        High            Opp.         Capital      Multiple    Opp.
                                                       Income           Bond         Appreciation Strategies  Growth
                                                        Fund            Fund         Fund         Fund        Fund
                                                       ------           ----         ------------ ----------- ------
Management Fees                                         .75%            .75%         .72%          .73%         .75%
Other Expenses                                          .06%            .04          .03%          .04%         .04%
                                                        ----            ---          ----          ----         ----
Total Fund Annual Expenses                              .81%            .78%         .75%          .77%         .79%
                                                        ====            ====         ====          ====         ====

                       JANUS ASPEN SERIES ANNUAL EXPENSES
                         (as a % of average net assets)

                                                                    Aggressive    Worldwide     International
                                                      Growth        Growth        Growth        Growth          Balanced
                                                      Portfolio     Portfolio     Portfolio     Portfolio       Portfolio
                                                      ---------     -----------   ---------     -------------   ---------
Management Fees(after any fee waivers/reductions)     .65%              .72%         .66%          .05%         .79%
Other Expenses (after any expense reimbursements)     .04%              .04%         .14%         1.21%         .15%
                                                      ----              ----         ----         -----         ----
Total Fund Annual Expenses                            .69%              .76%         .80%         1.26%         .94%
                                                      ====              ====         ====         =====        =====


                                                      Flexible      Capital
                                                      Income        Appreciation
                                                      Portfolio     Portfolio*
                                                      ---------     ------------

Management Fees                                       .65%              .75%
Other Expenses (after any expense reimbursements)     .19%              .30%
                                                      ----              ----
Total Fund Annual Expenses                            .84%             1.05%
                                                      ====             =====


* Capital Appreciation Portfolio had not yet commenced operations as of December 31, 1996.


                   FEDERATED INSURANCE SERIES ANNUAL EXPENSES
                         (as a % of average net assets)

                                                                                  Federated
                                                        Federated   Federated     American
                                                        Utility     High Income   Leaders
                                                        Fund II     Bond Fund II  Fund II
                                                        ---------  -------------  ------------
Management Fees (after fee waiver)                      0.24%          0.00%         .53%
Other Expenses (after any expense reimbursement)         0.61%         0.80%         .32%
                                                        ------         -----        -----
Total Fund Annual Expenses                               0.85%         0.80%        0.85%
                                                        ======         =====      =======

                    THE ALGER AMERICAN FUND ANNUAL EXPENSES
                         (as a % of average net assets)

                          Alger          Alger
                           American      American
                           Growth        Small Capitalization
                           Portfolio     Portfolio
                           ---------     --------------------
Management Fees            0.75%          0.85%
Other Expenses             0.04%          0.03%
                           -----          -----
Total Expenses             0.79%          0.88%
                           =====          =====


                PBHG INSURANCE SERIES FUND, INC. ANNUAL EXPENSES
                         (as a % of average net assets)

                            Growth II   Large Cap Growth
                            Portfolio *   Portfolio *
                            ----------- ----------------
[S][C]
Management Fees             0.85%          0.72%
Other Expenses              0.30%          0.38%
                            -----          -----
Total Expenses              1.15%          1.10%
                            =====          =====


* Growth II Portfolio and Large Cap Growth Portfolio had not commenced operations as of December 31, 1996.

  The purpose of these tables is to assist the Owner in understanding the various costs and expenses that an Owner will bear, directly and indirectly. Except as noted below, the Tables reflect charges and expenses of Account 4 as well as the underlying Funds for the most recent fiscal year. For more information on the charges described in these Tables see Charges and Deductions and the Prospectuses for the underlying Funds which accompany this Prospectus. In addition to the expenses listed above, premium taxes varying from 0 to 3.5% may be applicable.

  The expense information regarding the Funds was provided by those Funds. The Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Oppenheimer Variable Account Funds, Janus Aspen Series, Federated Insurance Series, The Alger American Fund, PBHG Insurance Series Fund, Inc. and their investment advisers are not affiliated with Life of Virginia. While Life of Virginia has no reason to doubt the accuracy of these figures provided by these non-affiliated Funds, Life of Virginia has not independently verified such information. The annual expenses listed for all the Funds are net of certain reimbursements by the Funds' investment advisers. Life of Virginia cannot guarantee that the reimbursements will continue.

  Absent reimbursements, the total annual expenses of the portfolios of the Variable Insurance Products Fund during 1996 would have been 0.56% for Equity-Income Portfolio, 0.67% for Growth Portfolio and O.92% for Overseas Portfolio.


  Absent reimbursements, the total annual expenses of the portfolios of the Variable Insurance Products Fund II during 1996 would have been 0.73% for Asset Manager Portfolio and 0.71% for Contrafund Portfolio.

  Absent reimbursements, the total annual expenses of the portfolios of the Variable Insurance Products Fund III during 1996 would have been 0.76% for Growth Opportunities Portfolio.

  GE Investment Management Incorporated currently serves as investment adviser to GE Investments Funds, Inc. (formerly Life of Virginia Series Fund, Inc.). Prior to May 1, 1997, Aon Advisors, Inc. served as investment adviser to this Fund and had agreed to reimburse the Fund for certain expenses of each of the Fund's portfolios. Absent certain fee waivers or reimbursements, the total annual expenses of the portfolios of GE Investments Funds, Inc. during 1996 would have been 0.48% for S&P 500 Index Fund, 0.67% for Government Securities Fund, 0.55% for Money Market Fund, 0.60% for Total Return Fund, 1.07% for Real Estate Securities Fund, 1.56% for International Equity Fund. The Other Expenses for the Global Income Fund and the Value Equity Fund are estimates by the Fund since these portfolios were recently organized and have no operating history, and actual expenses may be greater or less than those shown.

  Absent reimbursements, the total annual expenses of the portfolios of the Janus Aspen Series during 1996 would have been .83% for Growth Portfolio, .83% for Aggressive Growth Portfolio, 0.91% for Worldwide Growth Portfolio, 2.21% for International Growth Portfolio, and 1.07% for Balanced Portfolio. The Other Expenses listed for the Capital Appreciation Portfolio of Janus Aspen Series are estimates provided by the Fund because the portfolio had not yet commenced operations as of December 31, 1996. The total expenses absent fee waivers are estimated to be 1.30%


  Absent certain fee waivers or reimbursements, the total annual expenses of the portfolios of the Federated Insurance Series during 1996 would have been 1.36% for Federated Utility Fund II, 1.39% for Federated High Income Bond Fund II, and 1.07% for Federated American Leaders Fund II.


  The Other Expenses listed for the Growth II Portfolio and Large Cap Growth Portfolio of PBHG Insurance Series Fund, Inc. are estimates provided by the Fund because the portfolios were recently organized and have a brief operating history. Actual expenses may be greater or less than those shown.

EXAMPLES: A Policyowner would pay the following expense on a $1,000 investment, assuming a 5% annual return on assets and the charges and expenses reflected in the Fee Table above (including the elective death benefit rider):

1. If you surrender* your Policy at the end of the applicable period:



Subdivision Investing In:                  1 Year   3 Years   5 Years   10 Years

Variable Insurance Products Fund
Equity-Income Portfolio                     80.05    134.53    171.14   283.72
Growth Portfolio                            81.09    137.66    176.68   294.81
Overseas Portfolio                          83.36    144.45    188.66   318.55

Variable Insurance Products Fund II
Asset Manager Portfolio                     81.57    139.08    179.19   299.80
Contrafund Portfolio                        81.57    139.08    179.19   299.80

Variable Insurance Products Fund III
Growth Opportunities Portfolio              81.85    139.93    180.69   302.79
Growth & Income Portfolio                   81.19    137.95    177.18   295.81

GE Investments Funds, Inc.
S&P 500 Index Fund                          79.11    131.68    166.08   273.52
International Equity Fund                   88.74    160.37    215.51   372.49
Real Estate Securities Fund                 84.69    148.39    195.41   332.11
Total Return Fund                           80.24    135.10    172.15   285.74
Government Securities Fund                  80.90    137.09    175.68   292.80
Money Market Fund                           75.93    121.80    147.97   233.56
Value Equity Fund                           83.17    143.89    187.67   316.59
Global Income Fund                          83.08    143.61    187.17   315.61

Oppenheimer Variable Account Funds
Oppenheimer High Income Fund                82.23    141.06    182.69   306.75
Oppenheimer Bond Fund                       81.94    140.21    181.19   303.78
Oppenheimer Capital Appreciation Fund       81.66    139.36    179.69   300.80
Oppenheimer Growth Fund                     82.04    140.49    181.69   304.77
Oppenheimer Multiple Strategies Fund        81.85    139.93    180.69   302.79

Janus Aspen Series
Balanced Portfolio                          83.46    144.73    189.16    319.52
Flexible Income Portfolio                   82.51    141.91   184.19     309.72
Growth Portfolio                            81.09    137.66   176.68     294.81
Aggressive Growth Portfolio                 81.75    139.65   180.19     301.79
Worldwide Growth Portfolio                  82.13    140.78   182.19     305.76
International Growth Portfolio**            86.47    153.71   204.34     350.19
Capital Appreciation Portfolio              84.50    147.82   194.46     330.18

Federated Insurance Series
Utility Fund II                             82.61    142.19   184.68     310.70
High Income Bond Fund II                    82.13    140.78   182.19     305.76
American Leaders Fund II                    82.61    142.19   184.68     310.70

The Alger American Fund
Small Capitalization Portfolio              82.89    143.04   186.18     313.65
Growth Portfolio                            82.04    140.49   181.69     304.77

PBHG Insurance Series Funds, Inc.
PBHG Growth II Portfolio                    85.44    150.63   199.18     339.77
PBHG Large Cap Growth Portfolio             84.97    149.23   196.82     334.99

* surrender includes annuitization for a period of less than 5 years
**Figures for the International Growth Portfolio of the Janus Asxpen Series reflect an expense limit of 1.25% of average net assets, which became effective on June 3, 1996.

2. If you annuitize at the end of the applicable period, or do not surrender*:


Subdivision Investing In:                 1 Year    3 Years   5 Years   10 Years

Variable Insurance Products Fund
Equity-Income Portfolio                   24.67     76.30     131.14     283.72
Growth Portfolio                          25.77     79.62     136.68     294.81
Overseas Portfolio                        28.17     86.81     148.66     318.55

Variable Insurance Products Fund II
Asset Manager Portfolio                   26.27     81.12     139.19     299.80
Contrafund Portfolio                      26.27     81.12     139.19     299.80

Variable Insurance Products Fund III
Growth Opportunities Portfolio            26.57     82.02     140.69     302.79
Growth & Income Portfolio                 25.87     79.92     137.18     295.81

GE Investments Funds, Inc.
S&P 500 Index Fund                        23.67     73.28     126.08     273.52
International Equity Fund                 33.85    103.70     176.52     372.49
Real Estate Securities Fund               29.57     90.99     155.58     332.11
Total Return Fund                         24.87     76.90     132.15     285.74
Government Securities Fund                25.57     79.01     135.68     292.80
Money Market Fund                         20.31     62.81     107.97     233.56
Value Equity Fund                         27.97     86.22     147.67     316.59
Global Income Fund                        27.87     85.92     147.17     315.61

Oppenheimer Variable Account Funds
Oppenheimer High Income Fund              26.97     83.22     142.69     306.75
Oppenheimer Bond Fund                     26.67     82.32     141.19     303.78
Oppenheimer Capital Appreciation Fund     26.37     81.42     139.69     300.80
Oppenheimer Growth Fund                   26.77     82.62     141.69     304.77
Oppenheimer Multiple Strategies Fund      26.57     82.02     140.69     302.79

Janus Aspen Series
Balanced Portfolio                        28.27     87.11     149.16     319.52
Flexible Income Portfolio                 27.27     84.12     144.19     309.72
Growth Portfolio                          25.77     79.62     136.68     294.81
Aggressive Growth Portfolio               26.47     81.72     140.19     301.79
Worldwide Growth Portfolio                26.87     82.92     142.19     305.76
International Growth Portfolio**          31.46     96.63     164.89     350.19
Capital Appreciation Portfolio            29.37     90.39     154.59     330.18

Federated Insurance Series
Utility Fund II                           27.37     84.42     144.68     310.70
High Income Bond Fund II                  26.87     82.92     142.19     305.76
American Leaders Fund II                  27.37     84.42     144.68     310.70

The Alger American Fund
Small Capitalization Portfolio            27.67     85.32     146.18     313.65
Growth Portfolio                          26.77     82.62     141.69     304.77

PBHG Insurance Series Funds, Inc.
PBHG Growth II Portfolio                  30.37     93.37     159.51     339.77
PBHG Large Cap Growth Portfolio           29.87     91.88     157.05     334.99

* Surrender includes annuitization for a period of less than 5 years
**Figures for the International Growth Portfolio of the Janus Asxpen Series reflect an expense limit of 1.25% of average net assets, which became effective on June 3, 1996.

EXAMPLES: A Policyowner would pay the following expense on a $1,000 investment, assuming a 5% annual return on assets and the charges and expenses reflected in the Fee Table above (excluding the elective death benefit rider):

1. If you surrender* your Policy at the end of the applicable period:

Subdivision Investing In:                  1 Year    3 Years   5 Years    10 Years
Variable Insurance Products Fund
Equity-Income Portfolio                    76.68     124.05    151.86     241.04
Growth Portfolio                           77.73     127.19    157.46     252.37
Overseas Portfolio                         80.00     134.02    169.55     276.63

Variable Insurance Products Fund II
Asset Manager Portfolio                    78.20     128.62    159.99     257.48
Contrafund Portfolio                       78.20     128.62    159.99     257.48

Variable Insurance Products Fund III
Growth Opportunities Portfolio             78.48     129.47    161.50     260.53
Growth & Income Portfolio                  77.82     127.48    157.96     253.39

GE Investments Funds, Inc.
S&P 500 Index Fund                         75.73     121.18    146.75     230.62
International Equity Fund                  85.38     150.04    197.43     331.78
Real Estate Securities Fund                81.32     137.98    176.54     290.49
Total Return Fund                          76.87     124.62    152.88     243.11
Government Securities Fund                 77.54     126.63    156.44     250.32
Money Market Fund                          72.59     111.64    129.69     195.45
Value Equity Fund                          79.81     133.46    168.55     274.63
Global Income Fund                         79.71     133.17    168.05     273.63

Oppenheimer Variable Account Funds
Oppenheimer High Income Fund               78.86     130.62    163.52     264.58
Oppenheimer Bond Fund                      78.58     129.76    162.01     261.54
Oppenheimer Capital Appreciation Fund      78.30     128.91    160.49     258.49
Oppenheimer Growth Fund                    78.67     130.04    162.51     262.55
Oppenheimer Multiple Strategies Fund       78.48     129.47    161.50     260.53

Janus Aspen Series
Balanced Portfolio                         80.09     134.30    170.05     277.63
Flexible Income Portfolio                  79.15     131.47    165.03     267.60
Growth Portfolio                           77.73     127.19    157.46     252.37
Aggressive Growth Portfolio                78.39     129.19    161.00     259.51
Worldwide Growth Portfolio                 78.77     130.33    163.02     263.57
International Growth Portfolio**           83.12     143.33    185.94     308.97
Capital Appreciation Portfolio             81.13     137.42    175.54     288.52

Federated Insurance Series
Utility Fund II                            79.24     131.75    165.54     268.61
High Income Bond Fund II                   78.77     130.33    163.02     263.57
American Leaders Fund II                   79.24     131.75    165.54     268.61

The Alger American Fund
Small Capitalization Portfolio             79.52     132.61    167.04     271.63
Growth Portfolio                           78.67     130.04    162.51     262.55

PBHG Insurance Series Funds, Inc.
PBHG Growth II Portfolio                   82.08     140.24    180.51     298.32
PBHG Large Cap Growth Portfolio            81.61     138.83    178.03     293.43

* Surrender includes annuitization for a period of less than 5 years
**Figures for the International Growth Portfolio of the Janus Asxpen Series reflect an expense limit of 1.25% of average net assets, which became effective on June 3, 1996.

2. If you annuitize at the end of the applicable period, or do not surrender*:


Subdivision Investing In:                   1 Year   3 Years  5 Years   10 Years
Variable Insurance Products Fund
Equity-Income Portfolio                     21.10    65.18    111.86    241.04
Growth Portfolio                            22.21    68.51    117.46    252.37
Overseas Portfolio                          24.61    75.75    129.55    276.63

Variable Insurance Products Fund II
Asset Manager Portfolio                     22.71    70.02    119.99    257.48
Contrafund Portfolio                        22.71    70.02    119.99    257.48

Variable Insurance Products Fund III
Growth Opportunities Portfolio              23.01    70.93    121.50    260.53
Growth & Income Portfolio                   22.31    68.82    117.96    253.39

GE Investments Funds, Inc.
S&P 500 Index Fund                          20.10    62.14    106.75    230.62
International Equity Fund                   30.30    92.73    157.68    331.78
Real Estate Securities Fund                 26.01    79.95    136.54    290.49
Total Return Fund                           21.30    65.78    112.88    243.11
Government Securities Fund                  22.01    67.91    116.44    250.32
Money Market Fund                           16.78    52.03     89.69    195.45
Value Equity Fund                           24.41    75.15    128.55    274.63
Global Income Fund                          24.31    74.85    128.05    273.63

Oppenheimer Variable Account Funds
Oppenheimer High Income Fund                23.41    72.14    123.52    264.58
Oppenheimer Bond Fund                       23.11    71.23    122.01    261.54
Oppenheimer Capital Appreciation Fund       22.81    70.33    120.49    258.49
Oppenheimer Growth Fund                     23.21    71.53    122.51    262.55
Oppenheimer Multiple Strategies Fund        23.01    70.93    121.50    260.53

Janus Aspen Series
Balanced Portfolio                          24.71    76.05    130.05    277.63
Flexible Income Portfolio                   23.71    73.04    125.03    267.60
Growth Portfolio                            22.21    68.51    117.46    252.37
Aggressive Growth Portfolio                 22.91    70.63    121.00    259.51
Worldwide Growth Portfolio                  23.31    71.84    123.02    263.57
International Growth Portfolio**            27.91    85.62    145.94    308.97
Capital Appreciation Portfolio              25.81    79.35    135.54    288.52

Federated Insurance Series
Utility Fund II                             23.81    73.34    125.54    268.61
High Income Bond Fund II                    23.31    71.84    123.02    263.57
American Leaders Fund II                    23.81    73.34    125.54    268.61

The Alger American Fund
Small Capitalization Portfolio              24.11    74.25    127.04    271.63
Growth Portfolio                            23.21    71.53    122.51    262.55

PBHG Insurance Series Funds, Inc.
PBHG Growth II Portfolio                    26.81    82.34    140.51    298.32
PBHG Large Cap Growth Portfolio             26.31    80.85   138.03     293.43

* Surrender includes annuitization for a period of less than 5 years
**Figures for the International Growth Portfolio of the Janus Asxpen Series reflect an expense limit of 1.25% of average net assets, which became effective on June 3, 1996.


                                       14




                                    SUMMARY

THE FOLLOWING SUMMARY OF PROSPECTUS INFORMATION SHOULD BE READ IN CONJUNCTION
WITH THE DETAILED INFORMATION APPEARING ELSEWHERE IN THIS PROSPECTUS.


THE POLICY

  The Policy allows the Owner to accumulate funds on a tax-deferred basis based on the investment experience of the assets underlying the Policy. After the Maturity Date, this Policy also permits Variable Income Payments to be made based upon either the investment performance of the selected Investment
Subdivisions of Account 4 or Fixed Income Payments based upon the guarantees of Life of Virginia. The Policy may be purchased on a non-tax qualified basis
(i.e., a Non-Qualified Policy) or it can be purchased with the proceeds from certain retirement or savings plans qualifying for favorable federal income tax treatment (i.e., a Qualified Policy).

  The Owner can allocate premiums among up to ten Investment Subdivisions.
Before the Maturity Date, the Account Value depends on the investment experience of the selected Investment Subdivisions; therefore, before Income Payments begin, the Owner bears the entire investment risk under this Policy. The payee will bear the investment risk after Income Payments begin with respect to Variable Income Payments.

  In addition, under Policies sold through certain distribution systems, Owners can allocate premiums or transfer amounts from the Investment Subdivisions to a Guarantee Account. Contributions and/or transfers to the Guarantee Account become part of the General Account of Life of Virginia.

PREMIUM PAYMENTS

  Except for certain group sales, an initial Premium Payment of at least $5,000 is required. Additional Premium Payments of at least $500 for Non-Qualified
Policies or $100 for Qualified Policies or $50 for IRA Policies generally may be made any time before Income Payments begin. (See Purchasing the Policies.)

  Except as stated under Refund Privilege, Premium Payments are allocated among the Investment Subdivisions (or, if applicable, a guarantee account) in accordance with the Owner's written instructions. Premium payments may be allocated among up to ten Investment Subdivisions at any one time (however, at any point in time, Account Value may not be invested in more than ten Investment
Subdivisions). The minimum allocation permitted is 1% of each Premium Payment but not less than $100.00. The Owner may, by written request, change the allocation of subsequent Premium Payments. In states that require a return of Premium Payments as a refund privilege, initial Premium Payments will be placed in the Investment Subdivision that invests in the Money Market Fund of the GE
Investments Funds, Inc. (See Allocation of Premium Payments.)

TRANSFERS

  Before Income Payments begin the Owner may transfer amounts among the Investment Subdivisions that are available at the time the transfer is requested. Currently, there is no limit on the number of transfers that may be made; however, Life of Virginia reserves the right to impose such a limit in the future. The first transfer in each calendar month will be made without a transfer charge. Thereafter, each time amounts are transferred, a transfer charge of $10 will be imposed. (See Transfers.) Life of Virginia may not honor transfers made by third parties holding multiple powers of attorney. (See Powers of Attorney.)

  After Variable Income Payments begin, the payee may transfer Annuity Units among the available Investment Subdivisions once each calendar year. No transfer charge will be imposed on such transfers.

FULL AND PARTIAL SURRENDERS

  Full or partial surrenders may be made any time before Income Payments begin provided that the surrender is for at least $500 and that the surrender will not reduce the Account Value to below $5,000. (See Surrender.) Amounts surrendered will generally be subject to a surrender charge (also known as a contingent deferred sales charge). (See Sales Charges.)

CHARGES AND DEDUCTIONS

  To cover the costs of administering the Policies, Life of Virginia deducts a daily charge at an effective annual rate of .15% of the average daily net assets in Account 4 attributable to the policies, and an annual policy maintenance charge of $25 from the Account Value attributable to each Policy. The annual charge is made at the earlier of 1) next policy anniversary, or 2) surrender.

  Life of Virginia does not deduct any sales charge from Premium Payments;
however, it may deduct a surrender charge (also referred

                                       15




to as a contingent deferred sales charge). (See Sales Charges -- Surrender
Charge.) A surrender charge is deducted from full surrenders and certain partial surrenders that occur within six years of any Premium Payments. If there is a full surrender of the Policy during the first four years following a Premium
Payment, a maximum surrender charge equal to 6% of the amount surrendered will be imposed. Thereafter, the charge decreases 2% per year, so that no surrender charge, or portion thereof, is ever attributable to a Premium Payment made more than six years prior to the date of a full surrender.

  Similarly, a surrender charge may be imposed on certain partial surrenders where the Account Value surrendered is attributable to a Premium Payment made within the last six years. The charge is calculated by multiplying (1) the surrender charge percentage, described above and (2) the lesser of (a) the amount surrendered attributable to the Premium Payment and (b) the premium paid, less the total of all surrender amounts previously deemed to reduce that Premium
Payment. The first partial surrender in a policy year is not subject to the charge if the amount of that surrender is 10% of the Account Value, or less.

  A daily charge at an effective annual rate of 1.25% of the average daily net assets in Account 4 attributable to the Policies is imposed against those assets to compensate Life of Virginia for mortality and expense risks assumed by it.
(See Charges Against Account 4.)

  Life of Virginia may deduct a charge for any premium taxes incurred. Any applicable premium tax may be deducted from either the premium paid or from proceeds (including benefits for surrender, maturity and death). (See Premium
Taxes.)

  In the event that the Owner elects to purchase a Guaranteed Minimum Death
Benefit Rider (See Elective Guaranteed Minimum Death Benefit Rider), a charge will be made each year for expenses related to the Death Benefit under the Rider, not exceeding .35% of the average Guaranteed Minimum Death Benefit during the prior year. (See Annual Death Benefit Charge.)

INCOME PAYMENTS

  Beginning on the Maturity Date, if the Annuitant is living on that date, the Owner may receive Monthly Income Benefits based upon either the investment performance of the selected Investment Subdivisions or the guarantees of Life of Virginia. The amount of the Monthly Income Benefits will depend on: (1) the Maturity Value; (2) the amount of any applicable state and/or local premium tax;
(3) the Annuitant's sex, where appropriate, and age on the Maturity Date; and
(4) the optional payment plan chosen.

  With respect to Monthly Income Benefits and any Income Payments derived from Death Benefit or Surrender Value proceeds, the Owner may select from a number of optional payment plans including Income Payments for the life of an Annuitant
(or a different or additional person, depending upon the benefit payable) with a guaranteed number of Income Payments. (See Optional Payment Plans.)

DEATH PROVISIONS

  Subject to a number of distribution rules, certain benefits and other policy options are available to certain persons on the death of an Owner, Joint Owner or Annuitant prior to the Maturity Date while the Policy is in force. (See
Distributions Under the Policy Death Provisions.) Owners may also elect to purchase a Guaranteed Minimum Death Benefit Rider. (See Elective Guaranteed
Minimum Death Benefit Rider.)

REFUND PRIVILEGE

  The Owner has 10 days after the Policy is received to examine the Policy and return it for a refund. Unless state law requires that Premium Payments be returned as the refund, the amount of the refund will equal the Account Value
(without reduction of any surrender charges). If state law requires that Premium
Payments be returned, the amount of the refund will equal the greater of (1) the Account Value (without reduction by any surrender charges) plus any amount deducted from the Premium Payments prior to allocation to Account 4 and (2) the Premium Payments made. In certain states the Owner may have more than 10 days to return the policy for a refund. (See Examination of Policy (Refund Privilege).)

QUESTIONS

  Any questions about the Policy or the Funds in which the subdivisions invest will be answered by Life of Virginia's Home Office. All inquiries can be addressed to Life of Virginia, Variable Products Department, 6610 W. Broad
Street, Richmond, VA 23230; if by phone, call (800) 352-9910.

                                       16




                             FINANCIAL INFORMATION

  Financial statements for Account 4 and consolidated financial statements for Life of Virginia (as well as the auditors' reports thereon) are in the Statement of Additional Information.

CONDENSED FINANCIAL INFORMATION

  The Accumulation Unit Values and the number of accumulation units outstanding for each Investment Subdivision for the periods shown are as follows:



                                             Accumulation     Accumulation      No. of   Accumulation     Accumulation   No. of
                                            Unit Values       Unit Values       Units    Unit Values      Unit Values     Units
                                              as of              as of           as of      as of           as of         as of
FUNDS                                       1/01/96           12/31/96         12/31/96     1/3/95          12/31/95     12/31/95
                                            -------           --------         --------     ------          --------     --------
VARIABLE INSURANCE PRODUCTS FUND
Equity-Income                                25.62             28.87           7,041,867   19.56            25.62        3,119,975
Growth                                       27.93             31.58           3,026,574   21.27            27.93        1,525,015
Overseas                                     16.82             18.78           1,557,443   15.82            16.82          829,371

VARIABLE INSURANCE PRODUCTS FUND II
Asset Manager                                17.87             20.20           2,248,519   15.70            17.87        1,469,667
Contrafund@@                                 13.88             16.60           5,493,999   -                13.88        2,007,948

VARIABLE INSURANCE PRODUCTS FUND III
Growth and Income++                          -                 -               -           -                -            -
Growth Opportunities++                       -                 -               -           -                -            -

GE INVESTMENTS FUNDS, INC.
Money Market                                 13.35             13.88           3,893,379   13.01            13.35        1,508,360
Government Securities                        16.60             16.59             276,196   14.61            16.60          153,756
S&P 500 Index                                24.52             30.11           1,262,502   18.58            24.52          400,009
Total Return                                 22.27             24.29             659,251   17.94            22.27          252,584
International Equity@@                       10.61             11.51             332,403   -                10.61           47,044
Real Estate Securities@@                     11.59             15.57             428,969   -                11.59           34,477
Global Income++                              -                 -               -           -                -            -
Value Equity++                               -                 -               -           -                -            -

OPPENHEIMER VARIABLE ACCOUNT FUNDS
High Income                                  24.31             27.63           1,715,755   20.83            24.31          561,144
Bond                                         18.35             18.96             707,097   16.17            18.35          275,480
Capital Appreciation                         27.31             32.37           2,121,294   21.25            27.31          582,579
Growth                                       23.81             29.40           1,091,602   17.97            23.81          423,764
Multiple Strategies                          19.60             22.32             748,002   17.66            19.60          256,681

JANUS ASPEN SERIES
Growth                                       13.41             15.66           4,882,922   10.48            13.41        1,875,640
Aggressive Growth                            16.95             18.04           2,662,051   13.53            16.95        1,251,004
Worldwide Growth                             14.91             11.67             682,605   11.91            14.91        1,227,070
International Growth++                       -                 18.97           5,146,187   -                -            -
Balanced@@                                   10.62             12.17             992,496   -                10.62           73,538
Flexible Income@@                            10.48             11.29             325,169   -                10.48           36,272
Capital Appreciation++                       -                 -                 -         -                -            -

FEDERATED INSURANCE SERIES
Federated Utility II@@                       12.20             13.41           1,130,433   -                12.20          463,476
Federated High Income Bond II@@              11.86             13.37             809,989   -                11.86          123,152
Federated American Leaders II                -                 11.05             265,832   -                -            -

THE ALGER AMERICAN FUND
AA Growth@@                                   9.63             10.76           2,962,177    -                9.63          312,011
AA Small Capitalization@@                     9.38              9.63           3,568,152    -                9.38          401,258

PBHG INSURANCE SERIES FUND, INC.
Growth II++                                  -                 -               -            -                -            -
Large Cap Growth++                           -                 -               -            -                -            -

                                            Accumulation      Accumulation      No. of
                                             Unit Values       Unit Values       Units
                                                as of             as of          as of
FUNDS                                          7/21/94          12/31/94       12/31/94
                                               -------          --------       --------
VARIABLE INSURANCE PRODUCTS FUND
Equity-Income                                  18.71               19.23         276,392
Growth                                         19.45               20.92         141,845
Overseas                                       16.18               15.55         197,672

VARIABLE INSURANCE PRODUCTS FUND II
Asset Manager                                  15.80               15.50         450,885

GE INVESTMENTS FUNDS, INC.
Money Market                                   12.61               12.79          75,600
Government Securities                          14.47               14.38             889
S&P 500 Index                                  17.96               18.27          10,408
Total Return                                   17.15               17.65          12,498

OPPENHEIMER VARIABLE ACCOUNT FUNDS
High Income                                    20.99               20.49          77,818
Bond                                           16.08               15.90          11,655
Capital Appreciation                           19.39               20.90          68,052
Growth                                         16.88               17.67          12,276
Multiple Strategies                            16.27               16.38          26,302

JANUS ASPEN SERIES
Growth                                         10.30               10.44         159,068
Aggressive Growth                              11.51               13.48         169,799
Worldwide Growth                               11.63               11.87         117,700


++ Unit Values are not shown for the Investment Subdivisions investing in these portfolios as they were not available to Account 4 Owners during the periods shown.

    @@ Accumulation Unit Values as of 1/3/95 are not shown for the Investment Subdivisions investing in these portfolios as they were not available to Account 4 Owners at that time.

                     THE LIFE INSURANCE COMPANY OF VIRGINIA
                    AND LIFE OF VIRGINIA SEPARATE ACCOUNT 4


THE LIFE INSURANCE COMPANY OF VIRGINIA

  The Life Insurance Company of Virginia is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. Eighty percent of the capital stock of Life of Virginia is owned by General Electric Capital Assurance Corporation. The remaining 20% is owned by GE Life Insurance Group, Inc. General Electric Capital Assurance Corporation and GE Life Insurance Group, Inc. are indirectly, wholly-owned subsidiaries of General Electric Capital Corporation ("GE Capital"). GE Capital, a New York corporation, is a diversified financial services company. GE Capital subsidiaries consist of commercial and industrial specialized, mid-market and indirect consumer financing businesses. GE Capital's parent, General Electric Company, founded more than one hundred years ago by Thomas Edison, is the world's largest manufacturer of jet engines, engineering plastics, medical diagnostic equipment and large-sized electric power generation equipment.

  Life of Virginia is principally engaged in the offering of life insurance policies and ranks among the twenty-five (25) largest stock life insurance companies in the United States in terms of business in force. Life of Virginia is admitted to do business in forty-nine (49) states and the District of Columbia. The principal offices of Life of Virginia are at 6610 W. Broad Street, Richmond, Virginia 23230.

ACCOUNT 4

  Life of Virginia Separate Account 4 was established by Life of Virginia as a separate investment account on August 19, 1987. Account 4 currently has 80 investment subdivisions, 34 of which are available under the Policy. Premiums are allocated in accordance with the instructions of the Owner among up to 10 of the 34 investment subdivisions available under this Policy. Each of these investment subdivision invests exclusively in an investment portfolio of one of the nine Funds described below.

  The assets of Account 4 are the property of Life of Virginia. Income and both realized and unrealized gains or losses from the assets of Account 4 are credited to or charged against the Account without regard to the income, gains, or losses arising out of any other business Life of Virginia may conduct. Although the assets in Account 4 attributable to the Policies are not chargeable with liabilities arising out of any other business which Life of Virginia may conduct, all obligations arising under the policies, including the promise to make Income Payments, are general corporate obligations of Life of Virginia. Furthermore, the assets of Account 4 are available to cover the liabilities of Life of Virginia's General Account to the extent that the assets of Account 4 exceed its liabilities arising under the Policies supported by it.

  Account 4 is registered with the Securities and Exchange Commission (the "Commission") as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and meets the definition of a Separate Account under the Federal Securities Laws. Registration with the Commission, however, does not involve supervision of the management or investment practices or policies of Account 4 by the Commission.

ADDITIONS, DELETIONS, OR SUBSTITUTIONS OF INVESTMENTS

  Life of Virginia reserves the right, subject to compliance with applicable law, to make additions to, deletions from, or substitutions for the shares of the Fund portfolios that are held by Account 4 or that Account 4 may purchase.

  Life of Virginia also reserves the right to establish additional Investment Subdivisions of Account 4, each of which would invest in a separate portfolio of a Fund, or in shares of another investment company, with a specified investment objective. One or more Investment Subdivisions may also be eliminated if, in the sole discretion of Life of Virginia, marketing, tax, or investment conditions warrant.

  If deemed by Life of Virginia to be in the best interests of persons having voting rights under the Policies, and, if permitted by law, Life of Virginia may deregister Account 4 under the 1940 Act in the event such registration is no longer required; manage Account 4 under the direction of a committee; or combine Account 4 with other Life of Virginia separate accounts. To the extent permitted by applicable law, Life of Virginia may also transfer the assets of Account 4 associated with the Policies to another separate account. In addition, Life of Virginia may, when permitted by law, restrict or eliminate any voting rights of Owners or other persons who have voting rights as to Account 4.

                                   THE FUNDS

  Account 4 currently invests in nine series-type mutual funds. Each of the Funds currently available under the Policy is a registered open-end, diversified investment company of the series-type.

  Each Investment Subdivision invests exclusively in a designated investment portfolio of one of the Funds. The assets of each such portfolio are separate from other portfolios of that Fund and each portfolio has separate investment objectives and policies. As a result, each portfolio operates as a separate investment portfolio and the investment performance of one portfolio has no effect on the investment performance of any other portfolio. Some of the Funds may, in the future, create additional portfolios.

  Each of the Funds sells its shares to Account 4 in accordance with the terms of a participation agreement between the Fund and Life of Virginia. The termination provisions of those agreements vary. A summary of these termination provisions may be found in the Statement of Additional Information. Should an agreement between Life of Virginia and a Fund terminate, the Account may not be able to purchase additional shares of that Fund. In that event, Owners will no longer be able to allocate Account Values or Premium Payments to Investment Subdivisions investing in portfolios of that Fund.

  Additionally, in certain circumstances, it is possible that a Fund or a portfolio of a Fund may refuse to sell its shares to Account 4 despite the fact that the participation agreement between the Fund and Life of Virginia has not been terminated. Should a Fund or a portfolio of a Fund decide not to sell its shares to Life of Virginia, Life of Virginia will be unable to honor Owner requests to allocate their account values or premium payments to Investment Subdivisions investing in shares of that Fund or portfolio.

  Certain Investment Subdivisions invest in portfolios that have similar investment objectives and/or policies; therefore, before choosing Investment Subdivisions, carefully read the individual prospectuses for the Funds, along with this prospectus.

VARIABLE INSURANCE PRODUCTS FUND


  Variable Insurance Products Fund has three portfolios that are currently available under this Policy: VIP Equity-Income Portfolio, VIP Growth Portfolio, and VIP Overseas Portfolio.

  VIP EQUITY-INCOME PORTFOLIO seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Portfolio will also consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's Composite Index of 500 Stocks.

  VIP GROWTH PORTFOLIO seeks to achieve capital appreciation. The Portfolio normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation may also be found in other types of securities, including bonds and preferred stocks.

  VIP OVERSEAS PORTFOLIO seeks long-term growth of capital primarily through investments in foreign securities. The Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside of the United States.

  Fidelity Management & Research Company serves as investment adviser to Variable Insurance Products Fund.

VARIABLE INSURANCE PRODUCTS FUND II

  Variable Insurance Products Fund II has two portfolios that are currently available under this Policy: VIP Asset Manager Portfolio and VIP Contrafund Portfolio.

  VIP ASSET MANAGER PORTFOLIO seeks high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed income instruments.

  VIP CONTRAFUND PORTFOLIO seeks capital appreciation by investing mainly in equity securities of companies believed to be undervalued or out-of-favor.

  Fidelity Management & Research Company serves as investment adviser to Variable Insurance Products Fund II.


VARIABLE INSURANCE PRODUCTS FUND III


  Variable Insurance Products Fund III has two portfolios that are currently available under this Policy: VIP Growth & Income Portfolio and VIP Growth Opportunities Portfolio. THE VIP GROWTH & INCOME PORTFOLIO AND THE VIP GROWTH OPPORTUNITIES PORTFOLIO ARE NOT CURRENTLY AVAILABLE IN CONNECTION WITH POLICIES ISSUED TO CALIFORNIA POLICYOWNERS.

  VIP GROWTH & INCOME PORTFOLIO seeks high total return through a combination of current income and capital appreciation by investing mainly in equity securities.

  VIP GROWTH OPPORTUNITIES PORTFOLIO seeks capital growth by investing primarily in common stock and securities convertible to common stock.


  Fidelity Management & Research Company serves as investment adviser to Variable Insurance Products Fund III.

GE INVESTMENTS FUNDS, INC.


  GE Investments Funds, Inc. (GE Investments Funds) has eight portfolios that are currently available under this Policy: Money Market Fund, Government Securities Fund, S&P 500 Index Fund, Total Return Fund, International Equity Fund, Real Estate Securities Fund, Global Income Fund and Value Equity Fund. THE GLOBAL INCOME FUND AND THE VALUE EQUITY FUND ARE NOT CURRENTLY AVAILABLE IN CONNECTION WITH POLICIES ISSUED TO CALIFORNIA POLICYOWNERS.


  MONEY MARKET FUND has the investment objective of providing the highest level of current income as is consistent with high liquidity and safety of principal by investing in high quality money market securities.

  GOVERNMENT SECURITIES FUND has the investment objective of seeking high current income and protection of capital through investments in intermediate and long-term debt instruments issued or guaranteed by the U.S. Government, its agencies or instrumentalities.


  S&P 500 INDEX FUND(1) has the investment objective of providing capital appreciation and accumulation of income that corresponds to the investment return of the Standard & Poor's 500 Composite Stock Price Index, through investment in common stocks traded on the New York Stock Exchange and the American Stock Exchange, to a limited extent, in the over-the-counter markets.


  TOTAL RETURN FUND has the investment objective of providing the highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk by investing in common stocks, bonds and money market instruments, the proportion of each being continuously determined by the investment adviser.

  INTERNATIONAL EQUITY FUND has the investment objective of providing long-term capital appreciation. The portfolio seeks to achieve its objective by investing primarily in equity and equity-related securities of companies that are organized outside of the U.S. or whose securities are principally traded outside of the U.S.

  REAL ESTATE SECURITIES FUND has the investment objective of providing maximum total return through current income and capital appreciation. The portfolio seeks to achieve its objective by investing primarily in securities of U.S. issuers that are principally engaged in or related to the real estate industry including those that own significant real estate assets. The portfolio will not invest directly in real estate.


-----------------------------
 (1)"Standard and Poor's", "S&P", and "S&P 500" are trademarks of McGraw-Hill Companies, Inc. and have been licensed for use by GE Investment Management Incorporated. The S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, to the investors in this Fund or any member of the public regarding the advisability of investing in this Fund or in securities generally or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Fund. S&P has no obligation to take the needs of the Fund or the investors in the Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices or composition of the Fund or the timing of the issuance or sale of the shares of the Fund.

  S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to the results to be obtained by the Fund, investors in the Fund, or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.

  GLOBAL INCOME FUND has the investment objective of high total return, emphasizing current income and, to a lesser extent, capital appreciation. The portfolio seeks to achieve these objectives by investing primarily in income-bearing debt securities and other income-bearing instruments of U.S. and foreign issuers.

  VALUE EQUITY FUND has the investment objective of providing long-term capital appreciation. The portfolio seeks to achieve this objective by investing primarily in common stock and other equity securities that are undervalued by the market and offer above-average capital appreciation potential.

  GE Investment Management Incorporated serves as investment adviser to GE Investments Funds.

OPPENHEIMER VARIABLE ACCOUNT FUNDS

  Oppenheimer Variable Account Funds has five portfolios that are currently available under this Policy: Oppenheimer High Income Fund, Oppenheimer Bond Fund, Oppenheimer Capital Appreciation Fund, Oppenheimer Growth Fund, and Oppenheimer Multiple Strategies Fund.

  OPPENHEIMER HIGH INCOME FUND seeks a high level of current income from investment in high yield fixed income securities, including unrated securities or high risk securities in the lower rating categories. These securities may be considered to be speculative. THIS FUND MAY HAVE SUBSTANTIAL HOLDINGS OF LOWER-RATED DEBT SECURITIES OR "JUNK" BONDS. The risks of investing in junk bonds are described in the prospectus for the Oppenheimer Variable Account Funds, which should be read carefully before investing.

  OPPENHEIMER BOND FUND primarily seeks a high level of current income from investment in high yield fixed income securities rated "Baa" or better by Moody's or "BBB" or better by Standard & Poor's. Secondarily, it seeks capital growth when consistent with its primary objective.

  OPPENHEIMER CAPITAL APPRECIATION FUND seeks to achieve capital appreciation by investing in "growth-type" companies.

  OPPENHEIMER GROWTH FUND seeks to achieve capital appreciation by investing in securities of well-known established companies.

  OPPENHEIMER MULTIPLE STRATEGIES FUND seeks a total investment return (which includes current income and capital appreciation in the value of its shares) from investments in common stocks and other equity securities, bonds and other debt securities, and "money market" securities.

  Oppenheimer Funds, Inc. serves as investment adviser to Oppenheimer Variable Accounts Funds.

JANUS ASPEN SERIES

  The Janus Aspen Series currently has seven portfolios that are currently available under this Policy: Growth Portfolio, Aggressive Growth Portfolio, Worldwide Growth Portfolio, International Growth Portfolio, Balanced Portfolio, Flexible Income Portfolio, and Capital Appreciation Portfolio. THE CAPITAL APPRECIATION PORTFOLIO IS NOT CURRENTLY AVAILABLE IN CONNECTION WITH POLICIES ISSUED TO CALIFORNIA POLICYOWNERS.

  GROWTH PORTFOLIO has the investment objective of long-term capital growth in a manner consistent with the preservation of capital. The Growth Portfolio is a diversified portfolio that pursues its objective by investing in common stocks of companies of any size. Generally, this Portfolio emphasizes larger, more established issuers.

  AGGRESSIVE GROWTH PORTFOLIO has the investment objective of long-term growth of capital. The Aggressive Growth Portfolio is a non-diversified portfolio that will seek to achieve its objective by normally investing at least 50% of its equity assets in securities issued by medium-sized companies.

  WORLDWIDE GROWTH PORTFOLIO has the investment objective of long-term growth of capital in a manner consistent with the preservation of capital. The Worldwide Growth Portfolio will seek to achieve its objective by investing in a diversified portfolio of common stocks of foreign and domestic issuers of all sizes. The Portfolio normally invests in issuers from at least five different countries including the United States.

  INTERNATIONAL GROWTH PORTFOLIO has the investment objective of long-term growth of capital. The International Growth Portfolio will seek to achieve its objective primarily through investments in common stocks of issuers located outside the United States. The Portfolio normally invests at least 65% of its total assets in securities of issuers from at least five different countries, excluding the United States.

  BALANCED PORTFOLIO has the investment objective of seeking long-term growth of capital, consistent with the preservation of capital and balanced by current income. The Portfolio normally invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential.

  FLEXIBLE INCOME PORTFOLIO has the investment objective of seeking to obtain maximum total return, consistent with preservation of capital. Total return is expected to result from a combination of income and capital appreciation. The Portfolio pursues its objective primarily by investing in any type of income-producing securities. THIS PORTFOLIO MAY HAVE SUBSTANTIAL HOLDINGS OF LOWER-RATED DEBT SECURITIES OR "JUNK" BONDS. The risks of investing in junk bonds are described in the prospectus for Janus Aspen Series, which should be read carefully before investing.

  CAPITAL APPRECIATION PORTFOLIO has the investment objective of seeking long-term growth of capital by investing primarily in common stocks of companies of any size.

  Janus Capital Corporation serves as investment adviser to Janus Aspen Series.

FEDERATED INSURANCE SERIES

  The Federated Insurance Series has three portfolios that are currently available under this Policy: Federated Utility Fund II, Federated High Income Bond Fund II and Federated American Leaders Fund II.

  FEDERATED UTILITY FUND II has the investment objective of high current income and moderate capital appreciation. The Federated Utility Fund II will seek to achieve its objective by investing primarily in equity and debt securities of utility companies.

  FEDERATED HIGH INCOME BOND FUND II has the investment objective of high current income. The Federated High Income Bond Fund II will seek to achieve its objective by investing primarily in a diversified portfolio of professionally managed fixed-income securities. THE FIXED-INCOME SECURITIES IN WHICH THE FUND INTENDS TO INVEST ARE LOWER-RATED CORPORATE DEBT OBLIGATIONS, COMMONLY REFERRED TO AS "JUNK BONDS". The risks of these securities are described in the prospectus for the Federated Insurance Series, which should be read carefully before investing.

  FEDERATED AMERICAN LEADERS FUND II has the primary investment objective of long-term growth of capital, and a secondary objective of providing income. The Federated American Leaders Fund II will seek to achieve its objective by investing, under normal circumstances, at least 65% of its total assets in common stock of "blue chip" companies.

  Federated Advisers serves as investment adviser to Federated Insurance Series.

THE ALGER AMERICAN FUND

  The Alger American Fund has two portfolios that are currently available under this Policy: Alger American Small Capitalization Portfolio and Alger American Growth Portfolio.


  ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO seeks long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell 2000 Growth Index or the S&P Small Cap 600 Index, updated quarterly. Both indexes are broad indexes of small capitalization stocks. The Portfolio may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization outside this combined range and in excess of that amount (up to 100% of its assets) during temporary defensive periods.

  ALGER AMERICAN GROWTH PORTFOLIO has the investment objective of long-term capital appreciation. Except during temporary defensive periods, this Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase, have a total market capitalization of $1 billion or greater.


  Fred Alger Management, Inc. serves as the investment manager to Alger American Fund.

PBHG INSURANCE SERIES FUND, INC.

  PBHG Insurance Series Fund, Inc. (PBHG Insurance Series Fund) has two portfolios that are currently available under this Policy: Growth II Portfolio and Large Cap Growth Portfolio. THE GROWTH II PORTFOLIO AND THE LARGE CAP GROWTH PORTFOLIO ARE NOT CURRENTLY AVAILABLE IN CONNECTION WITH POLICIES ISSUED TO CALIFORNIA POLICYOWNERS.

  GROWTH II PORTFOLIO seeks long-term capital appreciation by investing in equity securities of small and medium sized companies (market capitalization of up to $4 billion) which have an outlook for strong earnings growth and significant capital appreciation.


  LARGE CAP GROWTH PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of larger capitalization companies (market capitalization of greater than $1 billion) which have an outlook for strong growth in earnings and potential for capital appreciation.


  Pilgrim Baxter & Associates, Ltd. serves as the Investment Adviser to PBHG Insurance Series Fund, Inc.


                THERE IS NO ASSURANCE THAT THE STATED OBJECTIVES
               AND POLICIES OF ANY OF THE FUNDS WILL BE ACHIEVED.

  Life of Virginia currently is compensated by an affiliate(s) of each of the Funds based upon an annual percentage of the average assets held in the Fund by Life of Virginia. These percentage amounts, which vary by Fund, are intended to reflect administrative and other services provided by Life of Virginia to the Fund and/or affiliate(s).

  More detailed information concerning the investment objectives and policies of the Funds and their investment advisory services and charges can be found in the current prospectuses for the Funds which accompany or precede this Prospectus and the Funds' current statements of additional information. A current prospectus for each Fund can be obtained by writing or calling Life of Virginia at its Home Office. The prospectus for each Fund should be read carefully before any decision is made concerning the allocation of Premium Payments or transfers among the Investment Subdivisions.

RESOLVING MATERIAL CONFLICTS

  The Funds are used as investment vehicles for both variable life insurance and variable annuity policies issued by Life of Virginia. In addition, all of the Funds, are also available to registered separate accounts of insurance companies other than Life of Virginia offering variable annuity and variable life policies. As a result, there is a possibility that an irreconcilable material conflict may arise between the interests of Owners owning Policies whose account values are allocated to Account 4 and of Owners owning policies whose Account Values are allocated to one or more other separate accounts investing in any one of the Funds.

  In addition, Janus Aspen Series, GE Investments Funds and The Alger American Fund may sell shares to certain retirement plans. As a result, there is a possibility that a material conflict may arise between the interests of Owners generally or certain classes of Owners, and such retirement plans or participants in such retirement plans.

  In the event of a material conflict, Life of Virginia will take any necessary steps, including removing Account 4 assets from the Fund, to resolve the matter. See the individual Fund Prospectus for additional details.


                            TOTAL RETURN AND YIELDS

  From time to time, Life of Virginia may advertise total return and/or yield for the Investment Subdivisions. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND DO NOT INDICATE OR PROJECT FUTURE PERFORMANCE. Each Investment Subdivision may, from time to time, advertise performance relative to certain performance rankings and indices compiled by independent organizations. More detailed information as to the calculation of performance information appears in the Statement of Additional Information.

  Total returns and yields for the Investment Subdivision are based on the investment performance of the corresponding investment portfolios of the Funds. Each portfolio's performance in part reflects its expenses. See the Prospectuses for the Funds.

  Total return for an Investment Subdivision refers to quotations made assuming that an investment under a Policy has been held in that Investment Subdivision for various periods of time including, but not limited to, a period measured from the date the Investment Subdivision commenced operations. When an Investment Subdivision has been in operation for one, five, and ten years, respectively, the total return for these periods will be provided.

  An average annual total return quotation represents the average annual compounded rate of return that would equate a hypothetical initial investment of $1,000 (as of the first day of the period for which the total return quotation is provided) to the redemption value of that investment (as of the last day of the period). Such quotations show the average annual percentage change in the value of a hypothetical investment during the periods specified. The standardized version of average annual total return reflects all historical investment results, less all charges and deductions applied against the Investment Subdivision (including any surrender charge that would apply if an Owner terminated the Policy at the end of each period indicated, but excluding, charges for the Guaranteed Minimum Death Benefit Rider, and any deductions for premium taxes).

  In addition to the standardized version described above, total return performance quotations computed on non-standard bases may be used in advertisements. For example, average annual total return information may be presented, computed on the same basis as described above, except deductions will not include sales or administrative charges. Average annual total returns that exclude sales or administrative expenses, or both, will be greater than standardized average annual total returns for comparable periods. Life of Virginia may from time to time disclose average annual and/or cumulative total return in other non-standard formats.

  The yield of a "money market" Investment Subdivision refers to the income generated by an investment in that Investment Subdivision over a specified seven-day period, which is then annualized. Yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period. The effective yield is calculated similarly but the income earned by an investment in that money market Subdivision is assumed to be reinvested each period. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

  The yield of an Investment Subdivision (other than a "money market" Subdivision) refers to the income generated by an investment in that Investment Subdivision over a specified 30-day (or one-month) period. The income generated over the period is assumed to be generated and reinvested each month for six months. The resulting semi-annual yield is then doubled.

  Life of Virginia may from time to time also disclose yield, standard total returns, and non-standard total returns for periods prior to the date of inception of the Investment Subdivisions.

  Non-standard performance data will only be disclosed if the standard performance data for the required periods is also disclosed. For additional information regarding the calculation of performance data, please refer to the Statement of Additional Information.

  In advertising and sales literature, the performance of each Investment Subdivision may be compared to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment portfolios of mutual funds with investment objectives similar to each of the Investment Subdivisions. Lipper Analytical Services, Inc. ("Lipper") and the Variable Annuity Research Data Service ("VARDS") are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.

  Lipper's rankings include variable life insurance issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analyses prepared by Lipper and VARDS each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees, or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.

  Advertising and sales literature may also compare the performance of each Investment Subdivision to various widely recognized indices. One such index is the Standard & Poor's 500 Composite Stock Price Index, a measure of stock market performance. This unmanaged index does not consider tax consequences or the expense of operating or managing an investment portfolio, and may not consider reinvestment of income dividends.

  Life of Virginia may also report other information including the effect of tax-deferred compounding on an Investment Subdivision's investment returns, or returns in general, which may be illustrated by tables, graphs, or charts. All income and capital gains derived from the Investment Subdivisions' investments in the Funds are reinvested on a tax-deferred basis.


                                   THE POLICY

  The Policy is an individual flexible premium variable deferred annuity policy. The rights and benefits of the Policy are described below and in the Policies. There may be differences in your Policy because of requirements of the state where your Policy is issued. Any such differences will be included in your Policy.

PURCHASING THE POLICIES

  Individuals wishing to purchase a Policy must apply through an authorized registered agent. The minimum initial Premium Payment required under the Policy is $5,000. However, in certain cases where Policies are being offered to members of a group of individuals, Life of Virginia may agree to waive the $5,000 initial premium requirement. Acceptance of a request for a Policy and acceptance of Premium Payments are subject to Life of Virginia's rules, and Life of Virginia reserves the right to reject any request for a Policy and any initial Premium Payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

  If Life of Virginia is unable to issue a Policy due to incomplete information regarding the applicant, the initial Premium Payment will be credited to the Policy within two Valuation Periods after the later of receipt of the information needed to issue the Policy or receipt of the initial Premium Payment by Life of Virginia at its Home Office. If the initial Premium Payment cannot be credited within five Business Days after receipt by Life of Virginia, Life of Virginia will contact the applicant, explain the reason for the delay, and refund the initial Premium Payment immediately, unless the applicant specifically consents to Life of Virginia retaining the initial Premium Payment until the required information is made complete. If Life of Virginia retains the initial Premium Payment, it will be credited within two Valuation Periods after the necessary requirements are fulfilled.

  The Owner may make Additional Premium Payments before the earliest of (1) the date which is ten years preceding the Maturity Date, (2) the date the Annuitant attains age 86 and (3) the date Income Payments begin. Subject to applicable state requirements, Additional Premium Payments must be for $500 or more if the Policy is a Non-Qualified Policy, $50 or more if the Policy is an IRA Policy, and $100 or more if the Policy is a Qualified Policy other than an IRA Policy. Additional Premium Payments made under Qualified Policies are limited to proceeds from certain qualified plans. Additional Premium Payments are credited as of the next close of business (on a Business Day) following receipt of the payment at the Home Office.

  "Policy Years" for the initial Premium Payment are measured from the Policy Date. With regard to the determination of charges attributable to Additional Premium Payments, however, "years" are measured from the date of receipt of the Additional Premium Payment by Life of Virginia at its Home Office. (See Sales Charges.)

ALLOCATION OF PREMIUM PAYMENTS

  The Owner, by written instructions, allocates Premium Payments among the Investment Subdivisions. The Owner may allocate Premium Payments totally to one Investment Subdivision of Account 4, or partially to any one of the available Investment Subdivisions; however, at any time, the Account Value may not be invested in more than 10 Investment Subdivisions. Allocations of less than 1% of any Premium Payment, or less than $100, to any one Investment Subdivision are not permitted.

  In those states which require that Premium Payments be returned during the right to examine Policy period (see Examination of Policy (Refund Privilege).), during an initial period commencing on the date the initial Premium Payment is credited to the Policy, Premium Payments will be placed in the Investment Subdivision that invests exclusively in the Money Market Fund of the GE Investments Funds. The Premium Payments will remain in that subdivision until the earlier of 15 calendar days from the date the initial Premium Payment is credited to the Policy or, if the Policy is not accepted by the Owner, when all amounts due are refunded. At the end of the 15-day period, the Account Value at that time, and all subsequent Premium Payments, will be allocated among the Investment Subdivisions in accordance with the Owner's instructions.

  The Owner may change the allocation of subsequent Premium Payments at any time, without charge, by sending acceptable written notice to Life of Virginia at its Home Office. The allocation will apply to any Premium Payments received after Life of Virginia records the change. The Account Value will vary with the investment performance of the Investment Subdivisions the Owner selects, and the Owner bears the entire investment risk for the Account Value in any particular Investment Subdivision. The allocation of Premium Payments will affect not only the Account Value prior to the Maturity Date, but it may also affect the Death Benefit payable upon the Annuitant's death. The Owner should periodically review his allocation of Account Value in light of market conditions and overall financial planning requirements.

ACCUMULATION OF ACCOUNT VALUE

  The Policy provides for an accumulation of Account Value prior to the Maturity Date. The Account Value equals the sum of the values of the amounts allocated under the Policy to each Investment Subdivision. Account Value will be determined on a daily basis and will reflect a number of factors, including Premium Payments, partial surrenders, transfers, charges assessed in connection with the Policy, and the investment performance of the shares purchased by the Investment Subdivisions to which the Account Value is allocated. There is no guaranteed minimum Account Value.

  On the date the initial Premium Payment is received and accepted by Life of Virginia, the Account Value equals the initial Premium Payment. Thereafter, prior to the Maturity Date, the Account Value in each Investment Subdivision is determined by multiplying the number of Accumulation Units in that Investment Subdivision credited to the Policy by the current value of an Accumulation Unit for that Investment Subdivision. The number of Accumulation Units is increased by any Additional Premium Payments and any transfers into that Investment Subdivision and decreased by the policy maintenance charge, the Annual Death Benefit Charge any transfers out of that Investment Subdivision, and any full or partial surrenders.

VALUE OF ACCUMULATION UNITS

  The Accumulation Units of each Investment Subdivision are valued separately. The value of Accumulation Units will change each Valuation Period according to the investment performance of the shares purchased by each Investment Subdivision and the deduction of certain charges from Account 4.

  For each Investment Subdivision, the value of an Accumulation Unit for the first Valuation Period was $10. The value of an Accumulation Unit in an Investment Subdivision for each subsequent Valuation Period equals the value of the Accumulation Unit as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor for that Investment Subdivision for the Valuation Period for which the Accumulation Unit Value is being calculated. The Net Investment Factor is a number representing the change in the value of Investment Subdivision assets on successive Business Days due to investment income, realized or unrealized capital gains or losses, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge.

  The value of an Accumulation Unit for a Valuation Period is the same for each day in the period.

TRANSFERS

  Before Income Payments begin, the Owner may transfer amounts among and between the Investment Subdivisions that are available at the time of the request by sending a written request to the Home Office. Telephone transfers are subject to Life of Virginia's administrative requirements. All transfers will be effective as of the end of the Valuation Period during which the written or telephone request is received at the Home Office.

  Currently, there is no limit to the number of transfers that may be made; however, Life of Virginia reserves the right to limit, upon written notice, the number of transfers to twelve each calendar year or, if it is necessary in order that the Policy will continue to receive annuity treatment by the Internal Revenue Service, a lower number.


  The first transfer in each calendar month will be made without charge. Thereafter, each time a transfer is made, a transfer charge of $10 will be deducted from the amount transferred. The transfer charge is Life of Virginia's estimate of the average actual cost of present and future typical transfers. Once a Policy is issued, the amount of the transfer charge is guaranteed for the life of the Policy.


  If the amount of Account Value remaining in an Investment Subdivision after the transfer is less than $100, Life of Virginia will transfer the amount remaining in addition to the amount requested. Life of Virginia will not allow a transfer into any Investment Subdivision unless the Account Value of that Investment Subdivision after the transfer is at least $100.

  After Income Payments begin, if Variable Income Payments are being made, Annuity Units may be transferred among the Investment Subdivisions at the payee's request once each calendar year. No transfer charge will be imposed on such transfers. The transfer will be effective as of the end of the Valuation Period during which Life of Virginia receives written request at its Home Office. The Income Payment amount on the date of the transfer will not be affected by the transfer, although subsequent Variable Income Payments will reflect the investment experience of the selected Investment Subdivisions.

  If the number of Annuity Units remaining in an Investment Subdivision after a transfer is less than 1, then this unit will also be transferred. In addition, transfers are only permitted into an Investment Subdivision if, after the transfer, the number of Annuity Units of that Investment Subdivision is at least 1.

  Where permitted by state law, Life of Virginia reserves the right to refuse to execute any transfer, whether requested before or after income payments begin, if any of the Investment Subdivisions that would be affected by the transfer are unable to purchase or redeem shares of the mutual funds in which they invest.

TELEPHONE TRANSFERS

  Life of Virginia permits telephone transfers and may be liable for losses resulting from unauthorized or fraudulent telephone transfers if it fails to employ reasonable procedures to confirm that the telephone instructions that it receives are genuine. Therefore, Life of Virginia will employ means to prevent unauthorized or fraudulent telephone requests, such as sending written confirmation, recording telephone requests, and/or requesting other identifying information. In addition, Life of Virginia may require written authorization before allowing Owners to make telephone transfers.

  To request a telephone transfer, Owners should call Life of Virginia's Telephone Transfer Line at 800-772-3844. Life of Virginia will record all telephone transfer requests. Transfer requests received prior to the close of the New York Stock Exchange will be executed that business day at that day's prices. Requests received after that time will be executed on the next business day at that day's prices.

DOLLAR-COST AVERAGING

  Owners may elect to have Life of Virginia automatically transfer specified amounts from one of certain designated Investment Subdivisions of Account 4 to any other available Investment Subdivision(s) on a monthly or quarterly basis. This privilege is intended to permit Owners to utilize "Dollar-Cost Averaging," a long-term investment method that provides for regular level investments over a period of time. Life of Virginia makes no representations or guarantees that Dollar-Cost Averaging will result in a profit or protect against loss.

  Owners must complete the Dollar-Cost Averaging section of the application or a Dollar-Cost Averaging Agreement or call Life of Virginia's Telephone Transfer Line at 800-772-3844 in order to participate in the Dollar-Cost Averaging program. Currently, the Investment Subdivision available to allocate money for the purpose of Dollar-Cost Averaging is the Money Market Fund of the GE Investments Funds. Money may be allocated to this subdivision as initial premium, additional premium or in the form of a transfer from other Investment Subdivisions within Account 4. Any amount allocated must conform to the minimum amount and percentage requirements, (see Purchasing the Policies, and Allocation of Premium Payments.) The minimum transfer amount permitted by the Dollar-Cost Averaging program is $100.

  Dollar-Cost Averaging will continue until the entire Account Value in the subdivision designated for Dollar-Cost Averaging is depleted. Prior to that time, the Owner may discontinue Dollar-Cost Averaging by sending Life of Virginia a written cancellation notice. Owners may initiate or make changes to their Dollar-Cost Averaging program by calling Life of Virginia's Telephone Transfer Line at 800-772-3844. Also, Life of Virginia reserves the right to discontinue Dollar-Cost Averaging upon 30 days written notice to the Owner.

PORTFOLIO REBALANCING

  Owners may elect to have Life of Virginia automatically transfer amounts on a quarterly, semi-annual or annual basis to maintain a specified percentage of Account Value in each of two or more Investment Subdivisions designated by the Owner. This privilege is intended to permit owners to use "Portfolio Rebalancing," a strategy that maintains over time the Owner's desired allocation percentage in the designated Investment Subdivisions. The percentage of Account Value in each of the Investment Subdivisions may shift from the Premium Payment allocation percentage due to the performance of the Investment Subdivisions. Life of Virginia makes no representations or guarantees that Portfolio Rebalancing will result in a profit or protect against loss.

  Owners must complete the Portfolio Rebalancing agreement to participate in the Portfolio Rebalancing program. Owners may designate the Investment Subdivisions and specify the rebalancing percentages in the agreement. The specified percentages must be in whole percentages and must be at least 1%. The date that a rebalancing transfer is effected is measured from the Policy Date, or other date selected at the sole discretion of Life of Virginia, based on the rebalancing frequency chosen by an Owner. Account Value must be allocated to each of the designated Investment Subdivisions for rebalancing to become effective.

  Portfolio Rebalancing is offered free of charge and will continue as long as there is Account Value in each of the designated Investment Subdivisions. Prior to that time, Owners may discontinue rebalancing by sending Life of Virginia a written cancellation notice. Owners may make changes to their Portfolio Rebalancing program by calling Life of Virginia's Telephone Transfer Line at 800-772-3844. Portfolio Rebalancing transfers are not included for the purpose of determining any transfer charge. Owners should consider the possible effects of electing other automatic programs such as Dollar-Cost Averaging and Systematic Withdrawals concurrent with Portfolio Rebalancing. Life of Virginia reserves the right to exclude Investment Subdivisions from Portfolio Rebalancing. Life of Virginia also reserves the right to discontinue Portfolio Rebalancing upon 30 days written notice to the Owner.

POWERS OF ATTORNEY

  As a general rule and as a convenience to Owners, Life of Virginia allows the use of powers of attorney whereby Owners give third parties the right to effect account value transfers on behalf of the Owners. However, when the same third party possesses powers of attorney executed by many Owners, the result can be simultaneous transfers involving large amounts of Account Value. Such transfers can disrupt the orderly management of the Funds, can result in higher costs to Owners, and are generally not compatible with the long-range goals of purchasers of the Policies. Life of Virginia believes that such simultaneous transfers effected by such third parties are not in the best interests of all shareholders of the Funds and this position is shared by the managements of those Funds.

  Therefore, to the extent necessary to reduce the adverse effects of simultaneous transfers made by third parties holding multiple powers of attorney, Life of Virginia may not honor such powers of attorney and has instituted or will institute procedures to assure that the transfer requests that it receives have, in fact, been made by the Owners in whose names they are submitted. However, these procedures will not prevent Owners from making their own Account Value transfer requests.

EXAMINATION OF POLICY (REFUND PRIVILEGE)

  The Owner may examine the Policy and return it for refund within 10 days after it is received. Unless state law requires that Premium Payments be returned as the refund, the amount of the refund will equal the Account Value with any adjustments required by applicable law or regulation on the date Life of Virginia receives the Policy. If state law requires that Premium Payments be returned, the amount of the refund will equal the greater of (1) the Account Value (without reduction by any surrender charges) plus any amount deducted from the Premium Payments prior to allocation to Account 4 or (2) the Premium Payments made. In certain states the Owner may have more than 10 days to return the policy for a refund. An Owner wanting a refund should return the Policy to Life of Virginia at its Home Office.

                         DISTRIBUTIONS UNDER THE POLICY

SURRENDER

  The Owner may make a full or partial surrender of the Policy at any time before Income Payments begin by sending a written request to Life of Virginia at its Home Office. The Policy must be submitted with a request for a full surrender.

  Life of Virginia will not permit a partial surrender that is less than $500 or that reduces the Account Value of the Policy to less than $5,000. In the event that a partial surrender request would reduce the Account Value to less than $5,000, Life of Virginia will surrender only that amount of Account Value that would reduce the remaining Account Value to $5,000 and deduct any surrender charge from the amount surrendered.

  The amount payable on full surrender of the Policy is the Surrender Value at the end of the Valuation Period during which the request is received. The Surrender Value equals the Account Value on the date Life of Virginia receives a request for surrender less any applicable surrender charge. (See Surrender Charge.) Any premium tax paid by Life of Virginia which has not been previously deducted may also be deducted from the Surrender Value, as will any applicable Annual Death Benefit Charge and the Policy Maintenance Charge. (See Annual Death Benefit Charge, and Policy Maintenance Charge.) The Surrender Value may be paid in a lump sum or under one of the optional payment plans specified in the Policy. (See Optional Payment Plans.) Proceeds will generally be paid within seven days of receipt of a request for a surrender. Postponement of payments may occur in certain circumstances. (See Payment Under the Policies.)

  Upon partial surrender, the Owner may indicate, in writing, from which Investment Subdivisions the Account Value is to be transferred. If no such written instruction is received with the partial surrender request, the Account Value transferred out will be transferred from the Investment Subdivisions in the same proportion that the Account Value in each Investment Subdivision bears to the total Account Value on the date Life of Virginia receives the written request. A portion of the Policy's surrender charge may be assessed at the time a partial surrender is made. Any applicable surrender charge will be deducted from the amount surrendered. (See Surrender Charge.)

  Full and partial surrenders may have federal tax consequences. (See Federal Tax Matters.)

SYSTEMATIC WITHDRAWALS.

  The Owner may elect in writing to make a series of partial surrenders in equal installments, adding up, in a 12 month period beginning with the date of the first payment, to an amount not to exceed 10% of the Account Value as of the effective date of the partial surrender ("Systematic Withdrawals"). Systematic Withdrawals will be available only if no partial surrender has occurred during the policy year of the election of Systematic Withdrawals. If a Systematic Withdrawal program is discontinued, a new program may not be instituted until the next policy year. A surrender charge will not be imposed on Systematic Withdrawals. A surrender charge will however be applied to any additional surrender(s) made during the time Systematic Withdrawal payments are being made, unless all surrender charges have expired, (see Surrender Charge). Systematic Withdrawal payments count as partial surrenders with reduced charges. (See Reduced Charges on Certain Surrenders).

  Systematic Withdrawals will be made from any Investment Subdivisions to which Account Value is allocated. Withdrawals will be made from each of the designated Investment Subdivisions in the same proportion that the Account Value in each Investment Subdivision bears to the total Account Value in all Investment Subdivisions from which the withdrawals are to be made. At any time while Systematic Withdrawals are being made, each of the designated Investment Subdivisions from which withdrawals are being made must count as one of the ten Investment Subdivisions to which the Account Value of the policy may be allocated at any one time (see Allocation of Premium Payments).

  After a series of Systematic Withdrawals has begun, the frequency and/or amount of payments may be changed upon request by the Owner, subject to the following rules:

  1)  only one such change may be requested in a calendar quarter;

  2) if the maximum amount was not elected at the time the current series of Systematic Withdrawals was initiated, the remaining payments may be increased;

  3) the total amount to be withdrawn during that 12-month period, including amounts already paid, remains limited to 10% of the Account Value at the time the current series of Systematic Withdrawals was initiated; and

  4) if the current series of Systematic Withdrawals is discontinued, any remaining payments in the current 12-month period will be paid in a lump sum on request.

  Systematic Withdrawals may be discontinued at any time by the Owner(s) by notifying Life of Virginia in writing or by calling the Telephone Transfer Line at 800-772-3844. Life of Virginia reserves the right to discontinue Systematic Withdrawals upon 30 days written notice to Owners. Otherwise, payments will continue until the earlier of (i) the date on which a Systematic Withdrawal reduces the Account Value for the entire policy below $5,000, or (ii) the date on which the total Account Value in all Investment Subdivisions designated for Systematic Withdrawals is insufficient to provide further payments on the mode in effect.

  If any Systematic Withdrawal would be or becomes less than $50, Life of Virginia reserves the right to reduce the frequency of payments to an interval that would result in each payment being at least $50. Life of Virginia also reserves the right to prohibit simultaneous Systematic Withdrawals and Dollar-Cost Averaging, (see Dollar-Cost Averaging). Additional rules regarding Systematic Withdrawals, available payment modes, and instructions for electing this option are available upon request.

  THE AMOUNT OF EACH SYSTEMATIC WITHDRAWAL SHOULD BE CONSIDERED AS A DISTRIBUTION AND TAXED IN THE SAME MANNER AS A PARTIAL SURRENDER OF THE POLICY. HOWEVER, THERE IS SOME UNCERTAINTY REGARDING THE TAX TREATMENT OF SYSTEMATIC WITHDRAWALS, AND IT IS POSSIBLE THAT ADDITIONAL AMOUNTS MAY BE INCLUDIBLE IN INCOME. IN ADDITION, A 10% PENALTY TAX MAY, SUBJECT TO CERTAIN EXCEPTIONS, BE IMPOSED ON ANY AMOUNTS INCLUDIBLE IN INCOME DUE TO SYSTEMATIC WITHDRAWALS. IT IS UNCERTAIN WHETHER SYSTEMATIC WITHDRAWALS WOULD QUALIFY FOR AN EXCEPTION TO THIS PENALTY TAX FOR A SERIES OF SUBSTANTIALLY EQUAL PERIODIC PAYMENTS MADE OVER THE LIFE (OR LIFE EXPECTANCY) OF THE RECIPIENT OR THE JOINT LIVES (OR JOINT LIFE EXPECTANCIES) OF THE RECIPIENT AND HIS OR HER BENEFICIARY. FOR MORE INFORMATION, SEE THE "FEDERAL TAX MATTERS" DISCUSSION OF TAXATION OF SYSTEMATIC WITHDRAWALS.

DEATH PROVISIONS

  Prior to the Maturity Date, if an Owner, Joint Owner, or Annuitant dies while the Policy is in force, the Designated Beneficiary will be treated as the sole owner of the Policy, subject to the distribution rules set forth below. A Death Benefit may be payable to the Designated Beneficiary upon receipt by Life of Virginia of Due Proof of Death satisfactory to Life of Virginia. The Designated Beneficiary is determined by identifying the first person named in the following list who is alive or in existence on the date of death:

                         (1)  Owner
                         (2)  Joint Owner
                         (3)  Beneficiary
                         (4)  Contingent Beneficiary
                         (5)  Owner's estate

  If Joint Owners both survive, they become the Designated Beneficiary together. In such cases, for purposes of the distribution rules discussed below, each Designated Beneficiary will be treated separately with respect to each Designated Beneficiary's portion of the Policy.

  Even if the Designated Beneficiary is treated as the sole owner of this Policy, the death of the Designated Beneficiary will not be treated as the death of an Owner for purposes of the Death Benefit provisions below, nor will such death increase the time during which any required distributions from the Policy may be made.

  After the Maturity Date (including after income payments begin), if an Owner, Joint Owner, Annuitant, or Designated Beneficiary dies while the Policy is in force, payments that are already being made under the Policy will be made at least as rapidly as under the method of distribution in effect at the time of such death, notwithstanding any other provision of the Policy.

DEATH BENEFIT AT DEATH OF ANNUITANT. For Policies issued before May 1, 1997 (unless a later date is required by applicable state regulation), if the Annuitant was age 80 or younger on the Policy Date, and dies prior to the Maturity Date while the Policy is in force, the Designated Beneficiary may elect a Death Benefit within 90 days of the date of such death.

During the first six Policy years, the Death Benefit will be the greater of: (1) the total premiums paid, reduced by any applicable premium tax and any partial surrenders plus their applicable surrender charge, and (2) the Account Value on the date Life of Virginia receives Due Proof of Death. During subsequent six year periods, the Death Benefit will be the greater of: (1) the Death Benefit on the last day of the previous six year period, plus any premiums paid since then, reduced by any applicable premium tax and any partial surrenders plus their applicable surrender charges since then, and (2) the Account Value on the date Due Proof of Death is received.

If the request for payment of the Death Benefit occurs more than 90 days after the date of the Annuitant's death, and/or if the deceased Annuitant was age 81 or older on the Policy Date, the Surrender Value will be payable instead of the Death Benefit.


For Policies issued on or after May 1, 1997 (but not until the necessary endorsement to the contract is approved under applicable state law), if the Annuitant dies before Income Payments begin, the Designated Beneficiary may elect to surrender the Policy for a Death Benefit by notifying Life of Virginia of such election within 90 days of the date of the Annuitant's death. (This election may not be available in all states.) If notification occurs more than 90 days after the date of the Annuitant's death, the Surrender Value will be payable instead of the Death Benefit.

The Death Benefit will be the greater of (1) the minimum death benefit (described below); or (2) the Account Value on the date Life of Virginia received Due Proof of Death of the Annuitant. During the first six Policy Years, or if the Annuitant was age 81 or older on the Policy Date, the minimum death benefit is the total of premiums paid, less adjustments for any partial surrenders. During any subsequent six year period if the Annuitant was age 80 or younger on the Policy Date, the minimum death benefit will be the Death Benefit on the last day of the previous six year period, plus any premiums paid since that day, less adjustments for any partial surrenders since that day.

Once the necessary endorsement is approved in the applicable state, Life of Virginia will issue the endorsement to the contract and this Death Benefit will be effective after that date. Until then the previously described death benefit will apply.

Without regard to when a Policy is issued, if the Death Benefit is elected and paid, the Policy will terminate and Life of Virginia will have no further obligation under the Policy.

In lieu of payment of the Death Benefit, the Designated Beneficiary may elect to continue the Policy after the Annuitant's death, provided that the distribution rules (described below) do not require distribution of the entire value of the Policy.

     If the Designated Beneficiary is eligible and elects to continue the Policy, the Account Value on the date Life of Virginia received Due Proof of Death of the Annuitant will be set equal to the Death Benefit on that date. Any increase in the Account Value will be allocated to the Investment Subdivisions using the premium allocation in effect at that time. If the Policy is continued after death of the Annuitant, any Death Benefit payable subsequently (at the death of the new Annuitant) will be based on the new Annuitant's age on the Policy Date, rather than the age of the previously deceased Annuitant.

     If the Designated Beneficiary is not eligible to continue the Policy, the Account Value on the date we receive Due Proof of Death of the Annuitant will be set equal to the Death Benefit on that date and the distribution rules will govern payment of proceeds.

     Surrender charges will apply if the Policy is surrendered more than 90 days after death of the Annuitant, without regard to whether or not the Account Value was increased.

  ELECTIVE GUARANTEED MINIMUM DEATH BENEFIT RIDER. If an Annuitant dies prior to the Maturity Date while the Guaranteed Minimum Death Benefit Rider is in effect, the Designated Beneficiary may elect the Death Benefit described below within 90 days of the date of such death. If this Death Benefit is paid, the Policy will terminate, and Life of Virginia will have no further obligation under the Policy. THE GUARANTEED MINIMUM DEATH BENEFIT RIDER MAY NOT BE AVAILABLE IN ALL STATES OR MARKETS.

  The Death Benefit under the Guaranteed Minimum Death Benefit Rider will be the greater of: (1) the Death Benefit described above under "Death Benefit at Death of Annuitant," and (2) the greater of (A) the Guaranteed Minimum Death Benefit, and (B) the Account Value of the Policy on the date Life of Virginia receives proof of the Annuitant's death, or, if later, the date of the request. The Guaranteed Minimum Death Benefit is, on the Policy Date, equal to the premium paid. At the end of each Valuation Period after such date, the Guaranteed Minimum Death Benefit is the lesser of: (1) the total of all premiums received, multiplied by two, less the amount of any partial surrenders made prior to or during that Valuation Period; or (2) the Guaranteed Minimum Death Benefit at the end of the preceding Valuation Period, increased as specified below, plus any additional premium payments during the current Valuation Period and less any partial surrenders plus their applicable surrender charges during the current Valuation Period.

  The amount of the increase for the Valuation Period will be calculated by applying a factor to the Guaranteed Minimum Death Benefit at the end of the preceding Valuation Period. Until the anniversary on which the Annuitant attains age 80, the factor is determined for each Valuation Period at an effective annual rate of 6%, except that with respect to amounts invested in certain Investment Subdivisions shown in the Policy, the increase factor will be calculated as the lesser of: (1) the Net Investment Factor for the Valuation Period, minus one, and (2) a factor for the Valuation Period equivalent to an effective annual rate of 6%. Currently, these subdivisions include only the money market Investment Subdivisions. With respect to amounts invested in the Guarantee Account, Item (1) above is replaced with a factor for the Valuation Period equivalent to the credited rate(s) applicable to such amounts.

  If the Guaranteed Minimum Death Benefit Rider has been elected, it is effective on the Policy Date and will remain in effect while the Policy is in force and before income payments begin, or until the Policy Anniversary following the date of receipt of the Owner's request to terminate the rider. There will be a charge made each year for expenses related to the Death Benefit available under the terms of the Guaranteed Minimum Death Benefit Rider. (SEE Annual Death Benefit Charge). Amounts payable under the Guaranteed Minimum Death Benefit Rider are subject to the distributions rules described below.

  DISTRIBUTION RULES. The Code requires that if an Owner dies before the Maturity Date, the entire value of the Policy must generally be distributed within five years of the date of the Owner's death. In the case of Joint Owners, this requirement applies if either of the Joint Owners dies before the Maturity Date. The following distribution rules are designed to comply with these Code requirements, and are applicable upon the death of an Owner or Joint Owner, including the death of an Annuitant who is also an Owner. These distribution rules will not apply upon the death of an Annuitant, if the Annuitant was not also an Owner of the Policy, all Owners of the Policy are natural persons, and a Contingent Annuitant survives. Even if no Contingent Annuitant is alive on the death of the Annuitant, if the Owner is a natural person, that Owner will be the Contingent Annuitant. Therefore, on the death of the Annuitant, the distribution rules apply only if (1) the Annuitant was an Owner, or (2) any Owner was not a natural person.

  Prior to the Maturity Date, if the Designated Beneficiary is not the surviving spouse of the deceased Owner, Joint Owner or Annuitant, then the Surrender Value or the applicable Death Benefit will be paid in one lump sum to, or for the benefit of, the Designated Beneficiary. Instead of receiving a lump sum distribution, however, the Designated Beneficiary may elect: (1) to receive the Surrender Value at any time during the five year period following the death of the Owner, Joint Owner, or Annuitant by partially or totally surrendering the Policy; or (2) to apply the entire Surrender Value (or applicable Death Benefit) under optional payment plan 1 or 2 (described beginning on p. 35), with the first payment to the Designated Beneficiary being made within one year after the date of death of the Owner, Joint Owner, or Annuitant, and with payments being made over the life of the Designated Beneficiary or over a period not exceeding the Designated Beneficiary's life expectancy.

  If the entire Surrender Value has not been paid to the Designated Beneficiary by the end of this five year period following the date of death of the Owner, Joint Owner, or Annuitant, and payments have not begun in accordance with (2) above, then, in accordance with Code requirements and (1) above, Life of Virginia will terminate the Policy at the end of that five year period and will pay the Surrender Value to, or for the benefit of, the Designated Beneficiary. After this, there will be no remaining value in the Policy. If the Designated Beneficiary dies before all required payments have been made, Life of Virginia will make any remaining payments to any person named in writing by the Designated Beneficiary. Otherwise, Life of Virginia will pay the Designated Beneficiary's estate.

  Rather than the distribution rules described above, special rules apply if the Designated Beneficiary is the surviving spouse of the deceased Owner, Joint Owner, or Annuitant. In these cases, the surviving spouse may continue the Policy as the Owner. In addition, that person will also become the Annuitant if the deceased was the Annuitant, there is no surviving Contingent Annuitant, and the Policy has not been surrendered for one of the Death Benefits described above available upon the Annuitant's death. On the surviving spouse's death, the entire interest in the Policy will be paid within five years of such spouse's death to the Designated Beneficiary named by the surviving spouse (and if no Designated Beneficiary has been named, such payment will be made to the surviving spouse's estate).

RESTRICTIONS ON DISTRIBUTIONS FROM CERTAIN POLICIES

  Section 830.105 of the Texas Government Code permits participants in the TEXAS OPTIONAL RETIREMENT PROGRAM (ORP) to withdraw their interest in a variable annuity contract issued under the ORP only upon (1) termination of employment in the Texas public institutions of higher education, (2) retirement, (3) death, or
(4) the participant's attainment of age 70 1/2. Accordingly, before any amounts may be distributed from the contract, proof must be furnished to Life of Virginia that one of these four events has occurred.

  Similar restrictions apply to variable annuity contracts used as funding vehicles for Code Section 403(b) retirement plans. Section 403(b) of the Code provides for tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. In accordance with the requirements of section 403(b), any Policy used for a 403(b) plan will prohibit distributions of
(i) elective contributions made in years beginning after December 31, 1988, (ii) earnings on those distributions and (iii) earnings on amounts attributable to elective contributions held as of the end of the last year beginning before January 1, 1989. However, distributions of such amounts will be allowed upon death of the employee, attainment of age 59-1/2, separation from service, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.



                             CHARGES AND DEDUCTIONS

CHARGES AGAINST ACCOUNT 4

  MORTALITY AND EXPENSE RISK CHARGE. A charge will be deducted from each Investment Subdivision to compensate Life of Virginia for certain mortality and expense risks assumed in connection with the Policies. The charge will be deducted daily and equals .003446% for each day in a Valuation Period. The effective annual rate of this charge, which is compounded daily, is 1.25% of the average daily net assets of Account 4. Life of Virginia guarantees that this charge of 1.25% will never increase.

  The mortality risk assumed by Life of Virginia arises from its contractual obligation to make Income Payments to each payee regardless of how long all payees or any individual payee may live. Although Variable Income Payments will vary in accordance with the investment performance of the shares purchased by each Investment Subdivision, they will not be affected by the mortality experience of persons receiving such payments or of the general population. This assures each payee that neither the longevity of fellow payees nor an improvement in life expectancy generally will have an adverse effect on the Variable Income Payments received under the Policy. Mortality risk also arises from the possibility that the Death Benefit will be greater than the Account Value.

  The expense risk assumed is that expenses incurred in issuing and administering the Policies will be greater than estimated and, therefore, will exceed the expense charge limits set by the Policies.

  ADMINISTRATIVE EXPENSE CHARGE. A charge will be deducted from each Investment Subdivision to compensate Life of Virginia for certain administrative expenses incurred in connection with the Policies. The charge will be deducted daily and equals .000411% for each day in a Valuation Period. The effective annual rate of this charge, which is compounded daily, is .15% of the average daily net assets of Account 4.

POLICY MAINTENANCE CHARGE

  A charge of $25 will be deducted annually from the Account Value of each Policy to compensate Life of Virginia for certain administrative expenses incurred in connection with the Policies. The charge will be deducted at each anniversary and at surrender. Life of Virginia will waive this charge if the Account Value exceeds $75,000 at the time the charge is due. The policy maintenance charge will compensate Life of Virginia for issuance, processing, start-up and on-going administration expenses. These expenses include the cost of processing applications, establishing Policy records, premium collection, recordkeeping, processing Death Benefit claims, full or partial surrenders, transfers, and reporting and overhead costs. Once a Policy is issued, the amount of the Policy Maintenance Charge is guaranteed for the life of the Policy.

  The annual Policy Maintenance Charge will be allocated among the Investment Subdivisions in the same proportion that the Policy's Account Value in each Investment Subdivision bears to the total Account Value in all Investment Subdivisions at the time the charge is made. Other allocation methods may be available upon request.

ANNUAL DEATH BENEFIT CHARGE

  There will be a charge made each year for expenses related to the Death Benefit available under the terms of the Guaranteed Minimum Death Benefit rider. Life of Virginia deducts this charge through the cancellation of accumulation units at each anniversary and at surrender to compensate it for the increased risks associated with providing the enhanced Death Benefit. The charge at full surrender will be a pro-rata portion of the annual charge. Life of Virginia guarantees that this charge will never exceed an annual rate of .35% of the prior year's average Guaranteed Minimum Death Benefit.

SALES CHARGES

  Life of Virginia incurs certain sales and other distribution expenses when the Policies are issued. The majority of these expenses consist of commissions paid for sales of these Policies; however, other distribution expenses are incurred in connection with the printing of prospectuses, conducting seminars and other marketing, sales, and promotional activities. To recover a portion of these expenses, a surrender charge (also referred to as a contingent deferred sales charge) is imposed on full and certain partial surrenders.

  Set forth below is a general discussion of the amount and nature of the charge, followed by a more technical explanation of how the charge is calculated.

  SURRENDER CHARGE. Surrender charges (also referred to as a contingent deferred sales charge) will be imposed on full and partial surrenders that occur within six years of any Premium Payments. Surrender charges are made to cover certain expenses relating to the sale of the Policy, including commissions to registered representatives and other promotional expenses. Surrender charges also apply to proceeds received upon maturity if the Maturity Date occurs within six years of receipt of a Premium Payment.

  Surrender charges are deducted from the amount surrendered. All or part of the amount surrendered may be subject to charge. Any amount subject to charge is considered a surrender of Premium Payments. Surrender charges are determined using the assumption that Premium Payments are surrendered on a first-in first-out basis, up to the amount surrendered. For each such Premium Payment, the charge is a percentage of the Premium Payment (or portion thereof) surrendered. The charge is calculated separately for each Premium Payment at the time it is surrendered, as specified in the table below.

                    Number of Full Years
                     Between the Date of                Surrender Charge as a
                     Receipt of Premium                Percentage of Premium
               Payment and Date of Surrender            Payment Surrendered
               -----------------------------            ---------------------
                         less than 1                             6%
                               1                                 6%
                               2                                 6%
                               3                                 6%
                               4                                 4%
                               5                                 2%
                         6 or more                               0%

  After all Premium Payments have been surrendered, any remaining Account Value may be surrendered. Surrender charges do not apply after all Premium Payments have been surrendered.

  REDUCED CHARGES ON CERTAIN SURRENDERS. No surrender charge applies to the first surrender of the policy year, if the amount surrendered is not more than 10% of the Account Value at the end of the Valuation Period during which the surrender request is received. If the first surrender of the policy year is a full surrender, or a partial surrender of more than 10% of the Account Value, no surrender charge will apply to a portion of the amount surrendered equal to 10% of the Account Value. Any remaining portion of the amount surrendered may be subject to surrender charges, as described above. The amount subject to charge will not exceed the amount surrendered.

  WAIVED SURRENDER CHARGES FOR CERTAIN PAYMENT PLANS. Surrender charges otherwise applicable will be waived if and to the extent that proceeds are not distributed in a lump sum and are applied to optional payment plans 1, 2 (for a period of five or more years) or 5.

  WAIVER OF SURRENDER CHARGES IN THE EVENT OF HOSPITAL OR NURSING FACILITY CONFINEMENT. Surrender charges arising from a full surrender or one or more partial surrenders occurring before income payments begin will be waived if:

     An Annuitant is, or has been confined to a state licensed or legally operated hospital or inpatient nursing facility for at least 30 consecutive days; and

     Such confinement begins at least one year after the policy date; and

     An Annuitant was age 80 or younger on the policy date; and

     The request for the full or partial surrender, together with proof of such confinement is received in the Home Office of Life of Virginia while the Annuitant is confined or within 90 days after discharge from the facility.

  For purposes of this provision, Annuitant means either the Annuitant, Joint Annuitant or Final Annuitant, whichever is applicable.

  The waiver of surrender charges in the event of hospital or nursing facility confinement may not be available in all states or all markets.

TRANSFER CHARGES

  The Owner may transfer amounts among the Investment Subdivisions. Currently, there is no limit on the number of transfers that may be made; however, Life of Virginia reserves the right to impose such a limit in the future before Income Payments begin. Also, where permitted by state law, Life of Virginia reserves the right to refuse to execute any transfer if any of the Investment Subdivisions that would be affected by the transfer are unable to purchase or redeem shares of the mutual funds in which they invest.

  The first transfer in each calendar month will be made without charge. Thereafter, each time amounts are transferred during that calendar month, a transfer charge of $10 will be deducted from the amount transferred to compensate Life of Virginia for the costs in making the transfer. No transfer charge is imposed on transfers occurring after Income Payments begin.

PREMIUM TAXES

  Life of Virginia may deduct a charge for any premium taxes incurred. The premium tax rates incurred by Life of Virginia currently range from 0 to 3.5%. Any applicable premium tax charge may be deducted from either the premium paid or from proceeds, (including benefits for surrender, maturity and death).

OTHER TAXES

  Under present laws, Life of Virginia will incur state and local taxes (other than premium or similar taxes) in several states. At present, Life of Virginia is not making a charge for these taxes but it reserves the right to charge for such taxes.

  Because of its current status under the Code, Life of Virginia does not expect to incur any federal income tax liability that would be chargeable to Account 4. Based upon this expectation, no charge is being made currently to Account 4 for federal income taxes. If, however, Life of Virginia determines that such taxes may be incurred, it may assess a charge for those taxes from Account 4.

OTHER CHARGES

  Because Account 4 purchases shares of the Funds, the net assets of each Investment Subdivision will reflect the investment advisory fee and other expenses incurred by the investment portfolio of the Fund in which the Investment Subdivision invests. For more information concerning these charges, read the individual Fund prospectuses.

REDUCTION OF CHARGES FOR GROUP SALES

  The surrender charge may be reduced for sales of the Policies to a trustee, employer or similar entity representing a group or to members of the group where such sales result in savings of expenses incurred by Life of Virginia in connection with the sale of the Policies. The entitlement to such a reduction in such charge will be determined by Life of Virginia based on the following factors:

   (1) THE SIZE OF THE GROUP. Generally, the sales expenses for each individual Owner for a larger group are less than for a smaller group because more Policies can be implemented with fewer sales contacts and less administrative cost.

   (2) THE TOTAL AMOUNT OF PREMIUM PAYMENTS TO BE RECEIVED FROM A GROUP. Per Policy sales and other expenses are generally proportionately less on larger purchase payments than on smaller ones.

   (3) THE PURPOSE FOR WHICH THE POLICIES ARE PURCHASED. Certain types of plans are more likely to be stable than others. Such stability reduces the number of sales contacts and administrative and other services required, reduces sales administration and results in fewer Policy terminations. As a result, sales and other expenses can be reduced.

   (4) THE NATURE OF THE GROUP FOR WHICH THE POLICIES ARE BEING PURCHASED. Certain types of employee and professional groups are more likely to continue Policy participation for longer periods than are other groups with more mobile membership. If fewer Policies are terminated in a given group, Life of Virginia's sales and other expenses are reduced.

   (5) There may be other circumstances of which Life of Virginia is not presently aware which could result in reduced sales expenses.

  Reductions in this charge will not be unfairly discriminatory against any person including the affected owners and all other owners of the Policies. Additional information about charge reductions is available from Life of Virginia at its Home Office.


                                INCOME PAYMENTS


MONTHLY INCOME BENEFIT

  Life of Virginia will pay a Monthly Income Benefit to the Owner beginning on the Maturity Date if the Annuitant is still living. The Monthly Income Benefit will be paid in the form of Variable Income Payments similar to those described in Optional Payment Plan 1, Life Income with 10 Years Certain (automatic payment plan), using the sex and settlement age of the Annuitant instead of the payee, unless another election is made by the Owner.

  Under the Life Income with 10 Years Certain plan, if the Annuitant lives longer than ten years, payments will continue for his or her life. If the Annuitant dies before the end of ten years, the remaining payments for the ten year period will be discounted at the same rate used to calculate the monthly income. If the remaining payments are Variable Income Payments, the amount of each payment to be discounted will be assumed equal to the value of the payment amount on the date we receive Due Proof of Death. This discounted amount will be paid in one sum. The Policy does not specify a maximum maturity age or latest maturity date unless state law requires it.

  Unless a different date is requested, the Maturity Date is the Policy anniversary that the Annuitant reaches age 90. The Owner may change the Maturity Date to any date at least 10 years after the date of the most recent premium payment by sending Life of Virginia written notice before the Maturity Date then in effect. The Policy does not specify a maximum maturity age or latest maturity date unless state law requires it.

  During the lifetime of the Annuitant and prior to the Maturity Date, however, the Owner, or the Designated Beneficiary upon the Owner's death, may elect by written notice to the Home Office, to receive proceeds in a lump sum or under one of the optional payment plans described below. (If the election is being made by the Designated Beneficiary, only available plans may be chosen.

  Income payments will be made monthly unless the Owner elects quarterly, semi-annual or annual payments by written request to Life of Virginia.

  Certain states prohibit the use of actuarial tables that distinguish between men and women in determining benefits for annuity polices issued on the lives of residents. Therefore, policies offered by this Prospectus on the lives of residents of those states have annuity income payments which are based on actuarial tables that do not differentiate on the basis of sex.

DETERMINATION OF MONTHLY INCOME BENEFITS

  The Maturity Value will be equal to the Surrender Value on the date immediately preceding the Maturity Date.

  The initial Monthly Income Benefit under the automatic payment plan will be calculated by multiplying (a) times (b) divided by (c) where: (a) is the monthly payment per $1,000, shown under the optional payment plans for Life Income with 10 Years Certain, using the sex and settlement age of the Annuitant instead of the payee, on the Maturity Date; (b) is the Maturity Value less any premium taxes paid by Life of Virginia that were not recouped previously by a premium tax charge; and (c) is $1,000. (See Optional Payment Plans for information about subsequent variable income payments.)

  If at the time Income Payments begin, the Owner has not provided Life of Virginia with a written election not to have federal income taxes withheld, Life of Virginia must by law withhold such taxes from the taxable portion of such Income Payments and remit that amount to the federal government. Also, in some other circumstances, Life of Virginia may withhold taxes. (See Direct Rollover and Mandatory Withholding Requirements, and Federal Income Tax Withholding,.) In addition, any proceeds applied under an optional payment plan are subject to the imposition of a premium tax charge in those states which impose such a tax upon annuitization, or deduction of the deferred premium tax in those states which impose such a tax on Life of Virginia for premiums received. (See Premium Taxes.)

OPTIONAL PAYMENT PLANS

  Proceeds payable on the Maturity Date will be paid as described in the Monthly Income Benefit section. Death and surrender proceeds will be paid in one sum. Subject to the rules stated below, and to the Death Benefit and distribution rules stated above, however, any part of death or surrender proceeds can be left with us and paid under a payment plan. (For the tax treatment of surrender proceeds and death benefits, see Taxation of Partial and Full Surrenders, and Taxation of Death Benefit Proceeds.) Any proceeds left with us will be applied to calculate the amount of the income. During the Annuitant's life, the Owner may choose a payment plan. If a Beneficiary is changed, then the payment plan selection is no longer in effect unless a request to continue it is made. The Designated Beneficiary can choose a plan at the death of the Annuitant if one has not been chosen.

  Optional payment plans can provide either Fixed Income Payments or Variable Income Payments as selected by the Owner or the payee. There are currently five optional payment plans available. Optional payment plans 1 through 5 can be used to provide Fixed Income Payments while only optional payment plans 1 and 5 are available to provide Variable Income Payments. A plan and the form of the Income Payments may be designated in the application or by notifying Life of Virginia in writing at its Home Office. If the payee is not a natural person, consent of Life of Virginia is required prior to selecting a plan.

  The effect of choosing a Fixed Income Payment is that the minimum amount of each Income Payment will be calculated on the date the first Income Payment is made and will not change. If Fixed Income Payments are chosen, the proceeds will be transferred to the General Account of Life of Virginia on the date the Income Payments begin. Fixed Income Payments will be fixed in amount and duration on that date, based on current rates for the optional payment plan chosen and, if applicable, the age and sex of the payee. The current rates for optional payment plans are based on interest, mortality and expense assumptions made by Life of Virginia. The current rates may change from time to time but will never be less than the guaranteed minimum rate described and shown in the Policy form. For further information, the Owner should contact Life of Virginia at its Home Office.

  If the Owner, (or the Designated Beneficiary) elects to receive Variable Income Payments under the applicable optional payment (Plan 1 or Plan 5), the proceeds may be allocated among up to ten Investment Subdivisions. The first Variable Income Payment is determined by the rate for the optional payment plan chosen and the amount of proceeds applied to the plan. The dollar amount of subsequent Income Payments will reflect the investment experience of the selected Investment Subdivisions and is determined by means of Annuity Units.

  The number of Annuity Units for an Investment Subdivision will be determined when Income Payments begin and will remain fixed unless transferred. (See Transfers.) The number of Annuity Units for an Investment Subdivision is (a) divided by (b) where: (a) is the portion of the first Income Payment allocated to an Investment Subdivision; and (b) is the Annuity Unit Value for that Investment Subdivision seven days before the first Income Payment is due. For subsequent payments, the Income Payment amount for an Investment Subdivision is the number of Annuity Units for that Investment Subdivision times the Annuity Unit Value for that Investment Subdivision seven days before the payment is due.

  For each Investment Subdivision, the Annuity Unit Value for the first Valuation Period was $10. The Annuity Unit Value for each subsequent Valuation Period is (a) times (b) times (c) where: (a) is the Net Investment Factor for that period (see Statement of Additional Information -- Net Investment Factor.);
(b) is the Annuity Unit Value for the immediately preceding Valuation Period; and (c) is the investment result adjustment factor.


  The investment result adjustment factor recognizes an assumed interest rate of 3% per year used in determining the amounts of the Income Payments. This means that if the net investment experience of the Investment Subdivision to which the Annuity Units apply for a given month exceeds the monthly equivalent of 3% per year, the monthly payment will be greater than the previous payment. If the net investment experience for such Subdivision is less than the monthly equivalent of 3% per year, the monthly payment will be less than the previous monthly payment.


  Payments under Plans 1,2,3 or 5 will begin on the date we receive proof of death, on surrender, or on the policy's Maturity Date. Payments under Plan 4 will begin at the end of the first interest period after the date Proceeds are otherwise payable. Plan 4 is not available under Qualified Policies.

  Under all of the optional payment plans, if any payment made more frequently than annually would be or becomes less than $100, Life of Virginia reserves the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable is less than $20, Life of Virginia will pay the Surrender Value in a lump sum. Upon making such a payment, Life of Virginia will have no future obligation under the Policy.

  The fixed income options are shown below. Variable income options, if applicable, have the same initial payment as the corresponding fixed option.

     PLAN 1 -- LIFE INCOME WITH PERIOD CERTAIN. Equal monthly payments will be made for a guaranteed minimum period. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15 or 20 years. Guaranteed amounts payable under this plan will earn interest at 3% compounded yearly. Life of Virginia may increase the interest rate and the amount of any payment. If the payee dies before the end of the guaranteed period, the amount of remaining payments for the minimum period will be discounted at the same rate used in calculating Income Payments. "Discounted" means Life of Virginia will deduct the amount of interest each remaining payment would have earned had it not been paid out early. The discounted amounts will be paid in one sum to the payee's estate unless otherwise provided.

     PLAN-2 -- INCOME FOR A FIXED PERIOD. Equal periodic payments will be made for a fixed period not longer than 30 years. Payments can be annual, semi-annual, quarterly, or monthly. Guaranteed amounts payable under this plan will earn interest at 3% compounded yearly. Life of Virginia may increase the interest and the amount of any payment. If the payee dies, the amount of the remaining guaranteed payments will be discounted to the date of the payee's death at the same rate used in calculating Income Payments. The discounted amount will be paid in one sum to the payee's estate unless otherwise provided.

     PLAN 3 -- INCOME OF A DEFINITE AMOUNT. Equal periodic payments of a definite amount will be paid. Payments can be annual, semi-annual, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the Proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If Fixed Income Payments are made under this plan, unpaid Proceeds will earn interest at 3% compounded yearly. Life of Virginia may increase the interest rate; if the interest rate is increased, the payment period will be extended. If the payee dies, the amount of the remaining proceeds with earned interest will be paid in one sum to his or her estate unless otherwise provided.

     PLAN 4 -- INTEREST INCOME. Periodic payments of interest earned from the proceeds left with Life of Virginia will be paid. Payments can be annual, semi-annual, quarterly, or monthly, and will begin at the end of the first period chosen. Proceeds will earn interest at 3% compounded yearly. Life of Virginia may increase the interest rate and the amount of any payment. If the payee dies, the amount of remaining proceeds and any earned but unpaid interest will be paid in one sum to his or her estate unless otherwise provided. This plan is not available under Qualified Policies.

     PLAN 5 -- JOINT LIFE AND SURVIVOR INCOME. Equal monthly payments will be made to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If Fixed Income Payments are made under this Plan, the guaranteed amount payable under this plan will earn interest at 3% compounded yearly. Life of Virginia may increase the interest rate and the amount of any payment. If both payees die before the end of the minimum period, the amount of the remaining payments for the 10-year period will be discounted at the same rate used in calculating Income Payments. The discounted amount will be paid in one sum to the survivor's estate unless otherwise provided.


                              FEDERAL TAX MATTERS

INTRODUCTION

  The following discussion is general in nature and is not intended as tax advice. The federal income tax consequences associated with the purchase of a Policy are complex, and the application of the pertinent tax rules to a particular person may vary according to facts peculiar to that person.

  This discussion is based on the law, regulations, and interpretations existing on the date of this prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

  This discussion does not address state or other local tax consequences associated with the purchase of a Policy. In addition, LIFE OF VIRGINIA MAKES NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE, OR LOCAL -- OF ANY POLICY OR OF ANY TRANSACTION INVOLVING A POLICY.

NON-QUALIFIED POLICIES

  PREMIUM PAYMENTS. A purchaser of a Policy that does not qualify for the special tax treatment discussed below in connection with Policies used as individual retirement annuities or used with other qualified retirement plans may not deduct or exclude from gross income the amount of the premiums paid. In this discussion, such a Policy is called a "Non-Qualified Policy".

  TAX DEFERRAL DURING ACCUMULATION PERIOD. In general, until distributions are made or deemed to be made from a Non-Qualified Policy (as discussed below), an Owner who is a natural person is not taxed on increases in the Account Value resulting from the investment experience of Account 4. However, this rule applies only if (1) the investments of Account 4 are "adequately diversified" in accordance with Treasury Department regulations, and (2) Life of Virginia, rather than the Owner, is considered the owner of the assets of Account 4 for federal tax purposes.

     (1) DIVERSIFICATION REQUIREMENTS. Treasury Department regulations prescribe the manner in which the investments of a separate account such as Account 4 are to be "adequately diversified." Any failure of Account 4 to comply with the requirements of these regulations would cause each Owner to be taxable currently on the increase in the Account Value.

     Account 4, through the Funds, intends to comply with the diversification requirements prescribed by the Treasury Department regulations. Although Life of Virginia does not control the investments of the Funds (other than the GE Investments Funds), it has entered into agreements regarding participation in the Funds which require the Funds to be operated in compliance with the requirements prescribed by the Treasury Department.

     (2) OWNERSHIP TREATMENT. In certain circumstances, variable contract owners may be considered the owners, for federal tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the variable contract owners' gross income annually as earned. The Internal Revenue Service (the "Service") has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset [i.e. separate] account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts [of a separate account] without being treated as owners of the underlying assets." As of the date of this prospectus, no such guidance has been issued.

     The ownership rights under the Policy are similar to, but different in certain respects from, those addressed by the Service in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the Owner of this Policy has the choice of more Funds to which to allocate premiums and Account Values, and may be able to reallocate more frequently, than in such rulings. These differences could result in an Owner being considered, under the standard of those rulings, the owner of the assets of Account 4. To ascertain the tax treatment of its Owners, Life of Virginia requested, with regard to a policy similar to this Policy, a ruling from the Service that it, and not its Owners, is the owner of the assets of Account 4 for federal income tax purposes. The Service informed Life of Virginia that it will not rule on the request until issuance of the promised guidance referred to in the preceding paragraph. Because Life of Virginia does not know what standards will be set forth in regulations or revenue rulings which the Treasury Department has stated it expects to be issued, Life of Virginia has reserved the right to modify its practices to attempt to prevent the Owner from being considered the owner of the assets of Account 4. Frequently, if the Service or the Treasury Department sets forth a new position which is adverse to taxpayers, the position is applied on a prospective basis only. Thus, if the Service or the Treasury Department were to issue regulations or a ruling which treated an Owner as the owner of the assets of Account 4, that treatment might apply only on a prospective basis. However, if the ruling or regulations were not considered to set forth a new position, an Owner might retroactively be determined to be the owner of the assets of Account 4.

  An Owner who is not a natural person -- that is, an entity such as a corporation or a trust -- generally is taxable currently on the annual increase in the Account Value of a Non-Qualified Policy, unless an exception to this general rule applies. Exceptions exist for, among other things, an Owner which is not a natural person but which holds the Policy as an agent for a natural person. The following discussion applies to Policies owned by natural persons.

  In addition, if the Policy's Maturity Date occurs at a time when the Annuitant is at an advanced age, such as over age 85, it is possible that the Owner will be taxable currently on the annual increase in the Account Value.

  TAXATION OF PARTIAL AND FULL SURRENDERS. A distribution is made from a Non-Qualified Policy upon the Policy's partial or full surrender. Any amount so distributed upon a partial surrender is includible in income to the extent that the Account Value immediately before the partial surrender exceeds the "investment in the contract" at that time. The amount distributed upon a full surrender is includible in income to the extent that the Policy's Surrender Value exceeds the investment in the contract at the time of surrender. For these purposes, the investment in the contract at any time equals the total of the Premium Payments made for a Policy to that time, less any amounts previously received from the Policy which were not included in income.

  If an Owner transfers a Policy without adequate consideration to a person other than the Owner's spouse (or to a former spouse incident to divorce), the Owner will be taxed on the difference between his or her Account Value and the investment in the contract at the time of transfer. In such case, the transferee's investment in the contract will be increased to reflect the increase in the transferor's income.

  In addition, the Policy provides a Death Benefit that in certain circumstances may exceed the greater of the Premium Payments and the Account Value. As described elsewhere in this Prospectus, Life of Virginia imposes certain charges with respect to the Death Benefit. It is possible that some portion of those charges could be treated for federal tax purposes as a partial surrender of the Policy.

  All non-qualified annuity contracts which are issued after October 21, 1988 by Life of Virginia or any of its affiliates with the same person designated as the Owner within the same calendar year will be aggregated and treated as one contract for purposes of determining any tax on distributions.

  The foregoing rules will apply to amounts distributed in connection with the Waiver of Surrender Charges in the Event of Hospital or Nursing Facility Confinement.

  TAXATION OF ANNUITY PAYMENTS. Amounts may be distributed from a Non-Qualified Policy as payments under one of the five optional payment plans. In the case of optional payment plans other than Plan 4 (Interest Income), typically a portion of each payment is includible in income when it is distributed. Normally, the portion of a payment includible in income equals the excess of the payment over the exclusion amount. The exclusion amount, in the case of Variable Income Payments under Plans 1 and 5, is the amount determined by dividing the "investment in the contract" allocated to that plan for the Policy when the payments begin to be made (as defined above), adjusted for any period-certain or refund feature, by the number of payments expected to be made (determined by Treasury Department regulations). Also, in the case of Fixed Income Payments under Plans 1, 2, 3, and 5, the exclusion amount is the amount determined by multiplying the payment by the ratio of such investment in the contract allocated to that plan, adjusted for any period-certain or refund feature, to the Policy's "expected return" (determined under Treasury Department regulations). However, payments which are received after the investment in the contract has been fully recovered -- i.e., after the sum of the excludable portions of the payments equal the investment in the contract -- will be fully includible in income. On the other hand, should the payments cease because of the death of the Annuitant before the investment in the contract has been fully recovered, the Annuitant (or, in certain cases, the Designated Beneficiary) is allowed a deduction for the unrecovered amount.

  If certain amounts such as the Death Benefit or Guaranteed Minimum Death Benefit become payable in a lump sum from a Policy, it is possible that such amounts might be viewed as constructively received and thus subject to tax, even though not actually received.

A lump sum will not be constructively received if it is applied under an optional payment plan within 60 days after the date on which it becomes payable. (Any optional payment plan selected must comply with applicable minimum distribution requirements imposed by the Code.)

  In the case of Plan 4, the proceeds left with Life of Virginia are considered distributed for tax purposes at the time Plan 4 takes effect, and are taxed in the same manner as a full surrender of the Policy, as described above. The periodic interest payments are includible in the recipient's income when they are paid or made available. In addition, if amounts are applied under Plan 3 when the payee is at an advanced age, such as age 80 or older, it is possible that such amounts would be treated in a manner similar to that under Plan 4.

  TAXATION OF SYSTEMATIC WITHDRAWALS. In the case of Systematic Withdrawals, described on page 28, the amount of each withdrawal should be considered as a distribution and taxed in the same manner as a partial surrender of the Policy, as described above. However, there is some uncertainty regarding the tax treatment of Systematic Withdrawals, and it is possible that additional amounts may be includible in income.

  TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed before the Maturity Date from a Non-Qualified Policy because of the death of the Owner, a Joint Owner, or the Annuitant. Such Death Benefit Proceeds are includible in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Policy, as described above (substituting the Death Benefit Proceeds for the Surrender Value), or (2) if distributed under an optional payment plan, they are taxed in the same manner as annuity payments, as described above.

  PENALTY TAX ON PREMATURE DISTRIBUTIONS. Subject to certain exceptions, a penalty tax is also imposed on the foregoing distributions from a Non-Qualified Policy, equal to 10 percent of the amount of the distribution that is includible in income. The exceptions provide, however, that this penalty tax does not apply to distributions made (1) on or after the recipient attains age 59-1/2, (2) because the recipient has become disabled (as defined in the tax law), (3) on or after the death of the Owner, or if such Owner is not a natural person, on or after the death of the primary annuitant under the Policy (as defined in the tax law), or (4) as part of a series of substantially equal periodic payments over the life (or life expectancy) of the recipient or the joint lives (or life expectancies) of the recipient and his or her designated beneficiary (as defined in the tax law). In the case of Systematic Withdrawals, it is uncertain whether such distributions will qualify for exception (4) above. If Systematic Withdrawals did qualify for this exception, any modification of the Systematic Withdrawals could result in certain adverse tax consequences. In addition, a transfer between Investment Subdivisions may result in payments not qualifying for exception (4) above.

  ASSIGNMENTS. An assignment or pledge of (or an agreement to assign or pledge) a Non-Qualified Policy is taxed in the same manner as a partial surrender, as described above, to the extent of the value of the Policy so assigned or pledged. The investment in the contract is increased by the amount includible as income with respect to such assignment or pledge, though it is not affected by any other amount in connection with the assignment or pledge (including its release).

QUALIFIED POLICIES

  The following sections describe tax considerations of Policies used as Individual Retirement Annuities or other qualified retirement plans ("Qualified Policies"). Life of Virginia does not currently offer all of the types of Qualified Policies described, and may not offer them in the future. Prospective purchasers of Qualified Policies should therefore contact Life of Virginia's Home Office to ascertain the availability of Qualified Policies at any given time.

IRA POLICIES

  PREMIUM PAYMENTS. A Policy that meets certain requirements set forth in the tax law may be used as an individual retirement annuity (i.e., an "IRA Policy"). Both the amount of the Premium Payments that may be paid, and the tax deduction that the Owner may claim for such Premium Payments, are limited under an IRA Policy.

  In general, the Premium Payments that may be made for any IRA Policy for any year are limited to the lesser of $2,000 or 100 percent of the individual's earned income for the year. Also, with respect to an individual who has less income than his or her spouse, Premium Payments may be made by that individual to an IRA Policy to the extent of the lesser of (1) $2,000, or (2) the sum of
(i) the compensation includible in such individual's gross income for the taxable year and (ii) the compensation includible in the gross income of the individual's spouse for the taxable year reduced by the amount allowed as a deduction for IRA contributions to such spouse. An excise tax is imposed on IRA contributions that exceed the law's limits.

  The deductible amount of the Premium Payments made for an IRA Policy for any taxable year is limited to the amount of the Premium Payments that may be paid for the Policy for that year. Furthermore, a single person who is an active participant in a qualified retirement plan (that is, a qualified pension, profit-sharing, or annuity plan, a simplified employee pension plan, a "SIMPLE" retirement account, or a "section 403(b)" annuity plan, as discussed below) and who has adjusted gross income in excess of $35,000 may not deduct Premium Payments, and such a person with adjusted gross income between $25,000 and $35,000 may deduct only a portion of such payments. Also, married persons who file a joint return, one of whom is an active participant in a qualified retirement plan, and who have adjusted gross income in excess of $50,000 may not deduct Premium Payments, and those with adjusted gross income between $40,000 and $50,000 may deduct only a portion of such payments. Married persons filing separately may not deduct Premium Payments if either the taxpayer or the taxpayer's spouse is an active participant in a qualified retirement plan.

  In applying these and other rules applicable to an IRA Policy, all individual retirement accounts and annuities owned by an individual are treated as one contract, and all amounts distributed during any taxable year are treated as one distribution.

  TAX DEFERRAL DURING ACCUMULATION PERIOD. Until distributions are made from an IRA Policy, increases in the Account Value of the Policy are not taxed.

  IRA Policies generally may not provide life insurance coverage, but they may provide a death benefit that equals the greater of the premiums paid and the contract value. The Policy provides a Death Benefit that in certain circumstances may exceed the greater of the Premium Payments and the Account Value. It is possible that the Policy's Death Benefit provisions could be viewed as violating the prohibition on investment in life insurance contracts with the result that the policy would not be viewed as satisfying the requirements of an IRA Policy.

  TAXATION OF DISTRIBUTIONS AND ROLLOVERS. If all Premium Payments made to an IRA Policy were deductible, all amounts distributed from the Policy are included in the recipient's income when distributed. However, if nondeductible Premium Payments were made to an IRA Policy (within the limits allowed by the tax law), a portion of each distribution from the Policy typically is included in income when it is distributed. In such a case, any amount distributed as an annuity payment or in a lump sum upon death or a full surrender is taxed as described above in connection with such a distribution from a Non-Qualified Policy, treating as the investment in the contract the sum of the nondeductible Premium Payments at the end of the taxable year in which the distribution commences or is made (less any amounts previously distributed that were excluded from income). Also in such a case, any amount distributed upon a partial surrender is partially includible in income. The includible amount is the excess of the distribution over the exclusion amount which in turn equals the distribution multiplied by the ratio of the investment in the contract to the Account Value.

  In any event, subject to the direct rollover and mandatory withholding requirements (discussed below) amounts may be "rolled over" from a qualified retirement plan to an IRA Policy (or from one individual retirement annuity or individual retirement account to an IRA Policy) without incurring tax if certain conditions are met. Only certain types of distributions from qualified retirement plans or individual retirement annuities may be rolled over.

  PENALTY TAXES. Subject to certain exceptions, a penalty tax is also imposed on distributions from an IRA Policy equal to 10 percent of the amount of the distribution includible in income. (Amounts rolled over from an IRA Policy generally are excludable from income.) The exceptions provide, however, that this penalty tax does not apply to distributions made (1) on or after age 59-1/2, (2) on or after death or because of disability (as defined in the tax law), or (3) as part of a series of substantially equal periodic payments over the life (or life expectancy) of the recipient or the joint lives (or joint life expectancies) of the recipient and his or her designated beneficiary (as defined in the tax law). In addition to the foregoing, failure to comply with a minimum distribution requirement will result in the imposition of a penalty tax of 50 percent of the amount by which a minimum required distribution exceeds the actual distribution from an IRA Policy. Under this requirement, distributions of minimum amounts from an IRA Policy as specified in the tax law must commence by April 1 of the calendar year following the calendar year in which the Annuitant attains age 70-1/2, or when he or she retires, whichever is later. Further, after 1988, such distributions generally must begin by April 1 of the calendar year in which the employee attains age 70-1/2 regardless of whether he or she has retired.

SIMPLIFIED EMPLOYEE PENSION PLANS

  An employer may use a Policy to establish for an employee an individual retirement annuity plan known as a "simplified employee pension plan" (or "SEP"), if certain requirements set forth in the tax law are satisfied. Premium Payments may be made into a Policy used in a SEP generally in accordance with the rules applicable to individual retirement annuities, though with expanded contribution limits. Such payments are deductible by the employer and are not includible in the income of the employee. The taxation of distributed amounts generally follows the rules applicable to individual retirement annuities. As discussed above (see IRA Policies), there is some uncertainty regarding the proper characterization of the Policy's Death Benefit provisions for purposes of certain tax rules governing IRAs (which would include SEP IRAs). Employers intending to use the Policy in connection with a SEP should seek competent tax advice.

SIMPLE IRAS

  Section 408(p) of the Code permits certain small employers to establish "SIMPLE retirement accounts," including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE

IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. As discussed above (see IRA Policies), there is some uncertainty regarding the proper characterization of the Policy's Death Benefit provisions for purposes of certain tax rules governing IRAs (which would include SIMPLE IRAs). Employers intending to use the Policy in connection with a SIMPLE retirement account should seek competent tax advice.

SECTION 403(B) ANNUITIES

  PREMIUM PAYMENTS. Premiums paid for a Policy on behalf of an employee by a public educational institution or certain other tax-exempt employers are not included in the employee's income if the Policy meets certain requirements set forth in the tax law. There are a number of limitations on contributions to a "Section 403(b) Policy". For example, Premium Payments made as elective deferrals through a salary reduction agreement with an employee generally are limited to $9,500 per year (or, if greater, $7,000 per year as adjusted by the Service for cost of living increases). (Note that contributions to certain other qualified retirement plans, such as Section 401(k) plans or to SEP plans, by the Owner may reduce these limits on elective deferrals.) Other limitations may be more restrictive.

  In applying these and other rules applicable to a Section 403(b) Policy, that Policy and all similar contracts purchased by the same employer for the same employee are treated as one contract.

  TAX DEFERRAL DURING ACCUMULATION PERIOD.  Until distributions are made from a
Section 403(b) Policy, increases in the Account Value are not taxed.

  Purchasers should consider that the Policy provides a Death Benefit that in certain circumstances may exceed the greater of the Premium Payments and the Account Value. It is possible that such Death Benefit could be characterized as an incidental death benefit. If the Death Benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under a Section 403(b) Policy. Even if the Death Benefit under the Policy were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract as part of his or her Section 403(b) Policy.

  TAXATION OF DISTRIBUTIONS AND ROLLOVERS. If no portion of the premiums paid into a Section 403(b) Policy were includible in the employee's income, all amounts distributed from the Policy are included in the recipient's income when distributed. However, if Premium Payments were made to a Section 403(b) Policy which were includible in the employee's income, a portion of each distribution from the Policy typically is included in income when it is distributed. In such a case, any amount distributed as an annuity payment or in a lump sum upon death or a full surrender is taxed as described above in connection with such a distribution from a Non-Qualified Policy, treating as the investment in the contract the sum of the Premium Payments made into the Policy which were not excluded from income as of the time the distribution commences or is made (less any amounts previously distributed that were excluded from income). Also in such a case, any amount distributed upon a partial surrender is partially includible in income. The includible amount is the excess of the distribution over the exclusion amount, which in turn equals the distribution multiplied by the ratio of the investment in the contract to the Account Value.

  In any event, subject to the direct rollover and mandatory withholding requirements (discussed below), amounts may be rolled over from a Section 403(b) Policy (or similarly qualifying contract) to another Section 403(b) Policy (or similarly qualifying contract) or to an individual retirement account or individual retirement annuity without incurring tax if certain conditions are met. Only certain types of distributions may be rolled over.

  Beginning in 1989, a Section 403(b) Policy is required to prohibit distributions of amounts attributable to elective deferrals and earnings thereon (made under a salary reduction agreement) prior to age 59-1/2, separation from service, death or disability. Distributions of elective deferrals (but not any income earned thereon) may nonetheless be permitted in the case of hardship.

  PENALTY TAXES. Subject to certain exceptions, a penalty tax is also imposed on distributions from a Section 403(b) Policy equal to 10 percent of the amount of the distribution includible in income. (Amounts rolled over from a Section 403(b) Policy generally are excludable from income, although various withholding requirements may nonetheless apply to such amounts, as discussed below). The exceptions provide, however, that this penalty tax does not apply to distributions made (1) on or after age 59-1/2, (2) on or after death or because of disability (as defined in the tax law), (3) as part of a series of substantially equal periodic payments beginning after the employee separates from service and made over the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary (as defined in the tax law), or (4) after separation from service after attainment of age 55.

  In addition to the foregoing, failure to comply with a minimum distribution requirement will result in the imposition of a penalty tax of 50 percent of the amount by which a minimum required distribution exceeds the actual distribution from a Section 403(b) Policy. Under this requirement, distributions of minimum amounts specified by the tax law must generally commence by April 1 of the calendar year following the calendar year in which the employee attains age 70-1/2, or when he or she retires, whichever is later.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS

  Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Policy purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for federal income tax purposes. Those who intend to use the Policies in connection with such plans should seek competent tax advice.

OTHER QUALIFIED RETIREMENT PLANS

  PREMIUM PAYMENTS. Premium Payments made by an employer for a Policy used in connection with a pension, profit-sharing, or annuity plan qualified under section 401 or 403(a) of the Code are deductible by the employer within certain limits. Such payments are also excludable from the income of the employee within certain limits.

  TAX DEFERRAL AND TAXATION OF DISTRIBUTIONS. The deferral of taxation on Account Value increases and the tax treatment of distributed amounts (including the penalty tax) described above in the case of IRA Policies and Section 403(b) Policies generally applies with respect to amounts held under or distributed from Policies used in connection with other qualified retirement plans. For Policies and amounts distributed therefrom to be eligible for such treatment, certain requirements specified in the tax law must be satisfied.


  The Policy provides a Death Benefit that in certain circumstances may exceed the greater of the Premium Payments and the Account Value. It is possible that such Death Benefit could be characterized as an incidental death benefit. There are limitations on the amount of incidental death benefits that may be provided under pension and profit sharing plans. In addition, the cost of providing such benefits may be currently includible in income.


LEGAL AND TAX ADVICE FOR QUALIFIED PLANS

  The requirements of the tax law applicable to qualified retirement plans, and the tax treatment of amounts held and distributed under such plans, are quite complex. Accordingly, a prospective purchaser of a Policy to be used in connection with any such plan should seek competent legal and tax advice regarding the suitability of the Policy for the situation involved, the applicable requirements, and the treatment of the rights and benefits under a Policy so used.

DIRECT ROLLOVER AND MANDATORY WITHHOLDING REQUIREMENTS

  If a Policy is used in connection with a pension, profit-sharing, or annuity plan qualified under sections 401(a) or 403(a) of the Code, or is a Section 403(b) Policy, any "eligible rollover distribution" from the Policy will be subject to direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from a qualified pension plan under section 401(a) of the Code, qualified annuity plan under section 403(a) of the Code, or section 403(b) annuity or custodial account, excluding certain amounts (such as minimum distributions required under section 401(a)(9) of the Code and distributions which are part of a "series of substantially equal periodic payments" made for the life or a specified period of 10 years or more). Under these requirements, withholding at a rate of 20 percent will be imposed on any eligible rollover distribution received from the Policy. Unlike withholding on certain other amounts distributed from the Policy, discussed below, the recipient cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20 percent withholding will not apply if, instead of receiving the eligible rollover distribution, the plan participant elects to have it directly transferred to certain qualified retirement plans. Prior to receiving an eligible rollover distribution, the plan participant will receive notice (from the plan administrator or Life of Virginia) explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20 percent withholding by electing a direct transfer.

FEDERAL INCOME TAX WITHHOLDING

  Amounts distributed from a Policy, to the extent includible in income under the federal tax laws, are subject to federal income tax withholding. Life of Virginia will withhold and remit a portion of such amounts to the U.S. Government unless properly notified by the Owner or other payee, at or before the time of the distribution, that he or she chooses not to have any amounts withheld. In some instances, however, Life of Virginia may be required to withhold amounts. (See the discussion above regarding withholding requirements applicable to distributions from various qualified retirement plans including
Section 403(b) policies.)

                               GENERAL PROVISIONS

THE OWNER

  The Owner or Joint Owners are designated in the policy. (Joint Owners own the Policy equally with the right of survivorship.) The Owner or Joint Owners may exercise all of the rights and privileges under the Policy, subject to the rights of any beneficiary named irrevocably, and any assignee under an assignment filed with Life of Virginia. Disposition of the Policy is subject to the Policy's death provisions (see Death Provisions). If the Owner dies before the Annuitant, the Designated Beneficiary will become the sole owner of the Policy following such a death, subject to the distribution rules in the Policy's death provisions. If the Owner does not name a Joint Owner or a Primary Beneficiary or Contingent Beneficiary, or if a Joint Owner or Primary Beneficiary or Contingent Beneficiary is not living (or in existence for purposes of non-natural designations) at the Owner's death, ownership will pass to the Owner's estate. The Designated Beneficiary, for purposes of the required distribution rules of Section 72(s) of the Code, will receive the required distribution if the Owner dies prior to the Maturity Date. The required distribution is more fully described in Death Provisions.

THE ANNUITANT

  The Policy names the Owner or someone else as the Annuitant. A Contingent Annuitant also may be named. If no Contingent Annuitant has been named, the Owner shall be treated as the Contingent Annuitant at the death of the Annuitant. Life of Virginia reserves the right to restrict the election of the Contingent Annuitant to conform to its administrative procedures and within the restrictions of federal and state law. At the death of the Annuitant prior to the Maturity Date, the Contingent Annuitant, if any, may become the Annuitant in certain circumstances (see Death Provisions).

THE BENEFICIARY

  One or more Primary and Contingent Beneficiary(ies) may be designated by the Owner in an application or in a written request. If changed, the Primary Beneficiary or Contingent Beneficiary is as shown in the latest change filed with Life of Virginia.

CHANGES BY THE OWNER

  Prior to the Maturity Date and during the Annuitant's life, the Owner or Joint Owner may be changed by written request to the Home Office if this right is reserved. Such changes may give rise to taxable income and a 10% penalty tax. (See Taxation of Partial and Full Surrenders.) The Primary Beneficiary, Contingent Beneficiary and Contingent Annuitant may also be changed if this right is reserved.

  To make a change, a written request must be sent to Life of Virginia at its Home Office. The request and the change must be in a form satisfactory to Life of Virginia and must actually be received by the Company. The change will take effect as of the date the request is signed by the Owner. The change will be subject to any payment made before the change is recorded by Life of Virginia.

EVIDENCE OF DEATH, AGE, SEX OR SURVIVAL

  Life of Virginia will require proof of death before it acts on Policy provisions relating to the death of the Owner or other person(s). Life of Virginia may also require proof of the age, sex or survival of any person or persons before acting on any applicable Policy provision.

JOINT POLICY

  The Policy may be purchased as a Joint Policy. In making this selection, the Owner must name an Annuitant and Contingent Annuitant. The Owner must also relinquish any right to change the Contingent Annuitant. An additional Contingent Annuitant may not be named if the Annuitant or Contingent Annuitant dies before the Maturity Date.


  Under a Joint Policy, if both the Annuitant and Contingent Annuitant are alive at the Maturity Date, proceeds will be paid in the form of Variable Income Payments under Optional Payment Plan 5, Joint Life and Survivor Income, using the sexes, if permitted, and ages nearest birthday of the Annuitant and Contingent Annuitant. If only one is surviving at the Maturity Date, then proceeds will be paid in the form of Variable Income Payments under Optional Payment Plan 1, Life Income with 10 Years Certain, using the sex, if permitted, and settlement age of such survivor.


PAYMENT UNDER THE POLICIES

  Life of Virginia will usually pay any amounts payable as a result of full or partial surrender within seven days after it receives a written request at its Home Office in a form satisfactory to it. Life of Virginia will usually pay any Death Benefit within seven days after it receives Due Proof of Death. Amounts payable as a result of full or partial surrender, death of the Annuitant or the Maturity Date may be postponed whenever: (i) the New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the Commission; or (ii) the Commission by order permits postponement for the protection of Owners; or (iii) an emergency exists, as determined by the Commission, as the result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the net assets of Account 4.

  Payments under a Policy which are derived from any amount paid to Life of Virginia by check or draft may be postponed until such time as Life of Virginia is satisfied that the check or draft has cleared the bank upon which it is drawn.

  If, at the time the Owner makes a full or partial surrender request, he or she has not provided Life of Virginia with a written election not to have federal income taxes withheld, Life of Virginia must by law withhold such taxes and remit that amount to the federal government. Moreover, the Code provides that a 10% penalty will be imposed on certain early surrenders. (See Federal Tax Matters.)

  Any Death Benefit proceeds that are paid in one lump sum will include interest from the date of receipt of Due Proof of Death to the date of payment. Interest will be paid at a rate set by Life of Virginia, or by law if greater. The minimum interest rate which will be paid is 2.5%. Interest will not be paid beyond one year or any longer time set by applicable law.


                          DISTRIBUTION OF THE POLICIES

  The Policies will be sold by individuals who, in addition to being licensed to sell variable annuity policies for Life of Virginia, are also registered representatives of Forth Financial Securities Corporation, the principal underwriter of the Policies, or of broker-dealers who have entered into written sales agreements with the principal underwriter. Forth Financial Securities Corporation, an affiliate of Life of Virginia, is a Virginia corporation located at 6610 W. Broad St., Richmond, Virginia 23230. Forth Financial Securities Corporation is registered with the Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Forth Financial Securities Corporation also serves as principal underwriter for variable life insurance policies issued by Life of Virginia. However, no amounts have been retained by Forth Financial Securities Corporation for acting as principal underwriter of the Life of Virginia policies.

  Writing agents of Life of Virginia will receive commissions based on a commission schedule and rules. Commissions depend on the premiums paid. The agent will receive a commission of 3% of the initial premium paid and any Additional Premium Payments.

  Agents may also be eligible to receive certain bonuses and allowances, as well as retirement plan credits, based on commissions earned. Field management of Life of Virginia receives compensation which may be based in part on the level of agent commissions in their management units. Broker-dealers and their registered agents will receive first-year and subsequent year commissions equivalent to the total commissions and benefits received by the field management and writing agents of Life of Virginia.


                           VOTING RIGHTS AND REPORTS

  To the extent required by law, Life of Virginia will vote the Funds' shares held in Account 4 at regular and special shareholder meetings of the Funds, in accordance with instructions received from persons having voting interests in Account 4. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result, Life of Virginia determines that it is permitted to vote Fund shares in its own right, it may elect to do so.

  Before Income Payments begin, the Owner exercises the voting rights under the Policy. After Income Payments begin, the person receiving the Income Payments has the voting interests. Before Income Payments begin, the number of votes which each Owner has the right to instruct will be determined for a portfolio by dividing a Policy's Account Value in the subdivision investing in that portfolio by the net asset value per share of the portfolio. Fractional shares will be counted. After Income Payments begin, the number of votes after the first Income Payment is received will be determined by dividing the reserve for such Policy allocated to the Investment Subdivision by the net asset value per share of the corresponding portfolio. After Income Payments begin, the reserves attributable to a Policy decrease as the reserves allocated to the Investment Subdivision decrease. Fractional shares will be counted.

  The number of votes which the Owner has the right to instruct will be determined as of the date coincident with the date established by a particular Fund for determining shareholders eligible to vote at the meeting of that Fund. Voting instructions will be solicited by written communications prior to such meeting in accordance with procedures established by that Fund.

  The Funds serve as investment vehicles for variable life insurance policies sold by Life of Virginia as well as for other variable life insurance and variable annuity policies sold by insurers other than Life of Virginia and funded through other separate investment accounts. Persons owning all such other policies as well as the persons receiving income payments under all such other policies will enjoy similar voting rights. Life of Virginia will vote Fund shares held in Account 4 as to which no timely instructions are received, and Fund shares held in Account 4 that it owns as a consequence of accrued charges under the Policies and other variable annuity policies supported by Account 4, in proportion to the voting instructions which are received with respect to all policies funded through Account 4. Each person having a voting interest will receive proxy materials, reports and other materials relating to the appropriate portfolio.


                               LEGAL PROCEEDINGS

  There are no legal proceedings to which Account 4 is a party or to which the assets of the Account are subject. Neither Life of Virginia nor Forth Financial Securities Corporation is involved in any litigation that is of material importance in relation to its total assets or that refers to Account 4.

                      STATEMENT OF ADDITIONAL INFORMATION
                               TABLE OF CONTENTS

                                                                                              Page
                                                                                              ----
The Life Insurance Company of Virginia......................................................... 3
The Policies................................................................................... 3
  Transfer of Annuity Units.................................................................... 3
  Net Investment Factor........................................................................ 3
Termination of Participation Agreements........................................................ 4
Calculation of Performance Data................................................................ 4
  Money Market Investment Subdivisions......................................................... 4
  Other Investment Subdivisions................................................................ 5
Federal Tax Matters.............................................................................9
  Taxation of Life of Virginia..................................................................9
  IRS Required Distributions....................................................................9
General Provisions............................................................................. 9
  Using the Policies as Collateral............................................................. 9
  Non-Participating............................................................................ 9
  Misstatement of Age or Sex................................................................... 9
  Incontestability.............................................................................10
  Annual Statement.............................................................................10
  Written Notice...............................................................................10
Distribution of the Policies...................................................................10
Legal Developments Regarding Employment-Related Benefit Plans..................................10
Additions, Deletions, or Substitutions.........................................................10
State Regulation of Life of Virginia...........................................................11
Legal Matters..................................................................................11
Experts........................................................................................11
Change in Auditors.............................................................................11
Financial Statements...........................................................................11

                            SUPPLEMENT TO PROSPECTUS
                               DATED MAY 1, 1997
                    FOR LIFE OF VIRGINIA SEPARATE ACCOUNT 4


GENERAL INFORMATION

  Contributions and/or transfers to a Guarantee Account, as described below, become part of the General Account of Life of Virginia. Because of exemptive and exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933 (the "1933 Act"), and the General Account is not registered as an investment company under the Investment Company Act of 1940 (the "1940 Act"). Accordingly, neither the General Account nor any interests therein are subject to the provisions of the 1933 Act or the 1940 Act, and the information in this supplement has not been reviewed by the staff of the Securities and Exchange Commission. Disclosure regarding a Guarantee Account and the General Account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

THE GUARANTEE ACCOUNT

  The Owner may allocate premium payments to the Guarantee Account(s) or transfer amounts between the Guarantee Account(s) and the Investment Subdivisions of Account 4. Upon maturity or surrender of the Policy, any amount in a Guarantee Account is added to the Account Value in the Separate Account, and, after deduction of any applicable surrender charge, is paid in a lump sum, or applied under an optional payment plan (See Income Payments).

Amounts allocated or transferred to a Guarantee Account earn interest at the interest rate in effect for that Guarantee Account at the time of such allocation. Each period for which a particular interest rate is guaranteed with respect to a particular allocation is the INTEREST RATE GUARANTEE PERIOD. With respect to each amount allocated, the interest rate in effect at the time of allocation will be credited from the date of allocation to the end of the interest rate guarantee period. At the end of the interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period will commence with respect to the portion of the account value represented by that particular allocation. Life of Virginia currently offers more than one choice of interest rate guarantee periods.

The guaranteed minimum interest rate for allocations to a Guarantee Account is either 3% or 4% per year, as disclosed in the Guarantee Account rider(s) attached to your Policy. A higher rate of interest may be credited. Any interest credited in excess of the guaranteed interest rate will be determined at the sole discretion of Life of Virginia. Life of Virginia has no obligation to credit an interest rate in excess of the guaranteed interest rate.

CHARGES

  The Mortality and Expense Risk and Administrative Expense charges are not deducted from the Guarantee Account. Such charges are borne solely by Account 4. The Annual Policy Maintenance Charge and the Annual Death Benefit Charge, if applicable, will be deducted from the Guarantee Account if there is no account value in the Account 4. If there is insufficient account value in the Account 4 at the time the charges are deducted, the excess of these charges over the amount deducted from Account 4 will be deducted from the Guarantee Account. (See Policy Maintenance Charge.).

  Surrender charges apply to account values allocated to the Guarantee Account in the same manner in which these charges apply to account values allocated to Account 4.

TRANSFERS

  The Owner may transfer amounts between the Guarantee Account and the Investment Subdivisions of Account 4. Transfers will be effective on the date the Owner's transfer request is received by Life of Virginia. With respect to transfers between the Guarantee Account and the Investment Subdivisions of Account 4, the following restrictions may be imposed:

   Transfers from any particular allocation to the Guarantee Account to subdivisions of Account 4 may be made only during the 30 day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. Life of Virginia may limit the amount which may be transferred to the subdivisions. For any particular allocation to the Guarantee Account, the limited amount will not be less than (a) any accrued interest on that allocation, plus (b) 25% of the original amount of that allocation.

   No transfers from any subdivision of Account 4 to the Guarantee Account may be made during the six month period following the transfer of any amount from the Guarantee Account to any subdivisions of Account 4.

  In all other respects, the rules and charges applicable to transfers between the various Investment Subdivisions of Account 4 will apply to transfers involving the Guarantee Account.

DOLLAR-COST AVERAGING

  For policies issued on or after November 14, 1994, as an alternative to the Dollar-Cost Averaging program described on p. 27, Owners may elect to have Life of Virginia automatically transfer specified amounts from the Guarantee Account to any available Investment Subdivision on a monthly or quarterly basis. To make the election, Owners must complete the Dollar-Cost Averaging section of the application or a Dollar-Cost Averaging Agreement. Money may be allocated to the Guarantee Account as an initial or subsequent premium or in the form of a transfer of Account Value from one or more Investment Subdivisions. Such allocations must comply with all applicable minimum amount and percentage requirements (see Purchasing the Policies and Allocation of Premium Payments) as well as rules applicable to transfers to the Guarantee Account. Apart from automatic transfers under the Dollar-Cost Averaging Agreement, all rules regarding transfers from the Guarantee Account will apply.

  Owners may designate the amount of value under the policy allocated to the Guarantee Account that is subject to the dollar-cost averaging program. Life of Virginia reserves the right to limit the amount of each automatic transfer to 10% per month of the amount so designated.

  Automatic transfers from the Guarantee Account, as described above, will be made on a first-in-first-out basis until the entire value of the designated amount in the Guarantee Account is depleted. Prior to that time, an Owner may discontinue such automatic transfers by sending Life of Virginia a written notice. Life of Virginia reserves the right to discontinue or modify the alternative Dollar-Cost Averaging program at any time for any reason on 30 days written notice to the Owner.

SURRENDERS

  Surrenders may be made from the Guarantee Account in addition to Account 4. (See Distributions Under the Policy.) If a partial surrender is requested, the Owner may specify the accounts from which the deduction should be made. If no account is specified, the amount of the partial surrender will be deducted first from the Investment Subdivisions of the Separate Account on a pro-rata basis, in proportion to the Account Value in Account 4. Any amount remaining will be deducted from the Guarantee Account. Deductions from the Guarantee Account will be taken from the amounts (including interest credited to such amounts) which have been in the Guarantee Account for the longest period of time.

DEFERRAL OF PAYMENT

  Life of Virginia may defer payment of any amount from the Guarantee Account for up to six months. Payment will not be deferred if applicable law requires earlier payment, or if the amount payable is to be used to pay premiums on policies in force with the company.

      THE GUARANTEE ACCOUNT MAY NOT BE AVAILABLE IN ALL STATES OR MARKETS


                               Dated May 1, 1997
                     The Life Insurance Company of Virginia
                             6610 West Broad Street
                            Richmond, Virginia 23230

                          SUPPLEMENT DATED MAY 1, 1997
                         TO PROSPECTUS DATED MAY 1, 1997
                       LIFE OF VIRGINIA SEPARATE ACCOUNT 4
                             Policy Form P1143 4/94


  Prior to November 23, 1995, Policyowners could allocate Premiums Payments and Account Value to six Investment Subdivisions which are now closed to new investment (the "Closed Investment Subdivisions"). Although no new allocations can be made to the Closed Investment Subdivisions, existing allocations of Account Value will be permitted to remain there. Alternatively, Policyowners may transfer amounts from the Closed Investment Subdivisions to other Investment Subdivisions currently available under the Policy. This supplement contains information about the investment objective, adviser, and expenses of these Closed Investment Subdivisions and their underlying portfolios. For more information about the portfolios, see the individual prospectus for each portfolio.

                                    THE FUNDS

Oppenheimer Variable Account Funds ("OVAF")

Oppenheimer Money Fund seeks the maximum current income from investments in "money market" securities consistent with low capital risk and the maintenance of liquidity.

Oppenheimer Funds, Inc. ("OFI") serves as investment adviser to the OVAF.

Variable Insurance Products Fund ("VIPF")

Money Market Portfolio seeks high current income while maintaining a stable share price by investing in a broad range of money market securities.

High Income Portfolio seeks high current income by investing mainly in high-yielding, high-risk debt securities, with an emphasis on lower-quality securities.

Fidelity Management & Research Company ("FMR") serves as investment advisor to the VIPF.

Neuberger & Berman Advisers Management Trust

Each portfolio of the Advisers Management Trust invests all of its net investable assets in its corresponding series of Advisers Managers Trust.

Balanced Portfolio has the investment objective of providing long-term capital growth and reasonable current income without undue risk to principal. Its corresponding series, AMT Balanced Investments, has the same investment objective.

Limited Maturity Bond Portfolio has the investment objective of providing the highest current income consistent with low risk to principal and liquidity; and secondarily, total return. Its corresponding series, AMT Limited Maturity Bond Investments, has the same investment objective.

Growth Portfolio has the investment objective of seeking capital appreciation without regard to income. Its corresponding series, AMT Growth Investments, has the same investment objective.

Neuberger & Berman Management Incorporated provides investment management services to Advisers Managers Trust.


                THERE IS NO ASSURANCE THAT THE STATED OBJECTIVES
               AND POLICIES OF ANY OF THE FUNDS WILL BE ACHIEVED.

More detailed information concerning the investment objectives and policies of the Funds and the investment advisory services and charges can be found in the current prospectuses for the Funds. A prospectus for each Fund can be obtained by writing or calling Life of Virginia's Home Office. The prospectus for each Fund should be read carefully before any decision is made concerning the allocation of premium payments or transfers among the investment subdivisions.

                                    FEE TABLE

  The purpose of this table is to assist the Owner in understanding the various costs and expenses that a Owner will bear, directly and indirectly. The Table reflects charges and expenses of the portfolios for the most recent fiscal year. For more information on the charges described in these Tables see the individual prospectus for each portfolio.

                Variable Insurance Products Fund Annual Expenses
                         (as a % of average net assets)

                                                     Money             High
                                                     Market            Income
                                                     Portfolio       Portfolio
Management Fees                                     0.21%             0.59%
Other Expenses (after any expense reimbursement)    0.09%             0.12%
                                                    -----             -----
Total Fund Annual Expenses                          0.30%           0.71%


          Neuberger & Berman Advisers Management Trust Annual Expenses
                         (as a % of average net assets)

                                                                   Limited
                                                   Balanced          Growth    Maturity Bond
                                                  Portfolio        Portfolio     Portfolio
Annual Operating Expenses                            0.85%           0.83%          0.65%
Other Expenses (after any expense reimbursement)     0.24%           0.09%          0.13%
                                                     -----           -----          -----
Total Fund Annual Expenses                           1.09%           0.92%          0.78%

               Oppenheimer Variable Account Funds Annual Expenses
                         (as a % of average net assets)

                                                            Opp.
                                                           Money
                                                           Fund

Management Fees                                           .45%
Other Expenses                                            .04%
                                                          ----
Total Fund Annual Expenses                                .49%


EXAMPLES: A Policyowner would pay the following expense on a $1,000 investment, assuming a 5% annual return on assets and the charges and expenses reflected in the Fee Table above (including the elective death benefit rider):

1. If you surrender* your Policy at the end of the applicable period:

                                                             1 Year       3 Years      5 Years      10 Years
Variable Insurance Products Fund
Money Market Portfolio                                      $77.35      $126.11      $155.62       $249.09
High Income Portfolio                                        81.28       138.23       177.69        296.81

Neuberger & Berman Advisers Management Trust
Balanced Portfolio                                           84.88       148.94       196.35        334.03
Growth Portfolio                                             83.27       144.17       188.16        317.57
Limited Maturity Bond Portfolio                              81.94       140.21       181.19        303.78

Oppenheimer Variable Account Funds
Oppenheimer Money Fund                                       79.15       131.52       165.22        268.42

* surrender includes annuitization over a period of less than 5 years

2. If you annuitize at the end of the applicable period, or do not surrender*:

                                                           1 Year       3 Years      5 Years      10 Years
Variable Insurance Products Fund
Money Market Portfolio                                      $21.81       $67.37      $115.62       $249.09
High Income Portfolio                                        25.97        80.22       137.69        296.81

Neuberger & Berman Advisers Management Trust
Balanced Portfolio                                           29.77        91.58       156.56        334.03
Growth Portfolio                                             28.07        86.52       148.16        317.57
Limited Maturity Bond Portfolio                              26.67        82.32       141.19        303.78

Oppenheimer Variable Account Funds
Oppenheimer Money Fund                                       23.92        73.71       126.22        268.42

* surrender includes annuitization over a period of less than 5 years

EXAMPLES: A Policyowner would pay the following expense on a $1,000 investment, assuming a 5% annual return on assets and the charges and expenses reflected in the Fee Table above (excluding the elective death benefit rider):

1. If you surrender* your Policy at the end of the applicable period:

                                                             1 Year       3 Years      5 Years      10 Years
Variable Insurance Products Fund
Money Market Portfolio                                        $74.02    $115.99      $137.48       $211.59
High Income Portfolio                                          77.92     127.77       158.47        254.42

Neuberger & Berman Advisers Management Trust
Balanced Portfolio                                             81.51     138.55       177.53        292.45
Growth Portfolio                                               79.09     133.74       169.05        275.63
Limited Maturity Bond Portfolio                                78.58     129.76       162.01        261.54

Oppenheimer Variable Account Funds
Oppenheimer Money Fund                                         75.83     121.47       147.26        231.67

* surrender includes annuitization over a period of less than 5 years

2. If you annuitize at the end of the applicable period, or do not surrender*:

                                                           1 Year      3 Years      5 Years      10 Years
Variable Insurance Products Fund
Money Market Portfolio                                      $18.29       $56.64       $97.48       $211.59
High Income Portfolio                                        22.41        69.12       118.47        254.42

Neuberger & Berman Advisers Management Trust
Balanced Portfolio                                           26.21        80.55       137.53        292.45
Growth Portfolio                                             23.11        71.23       122.01        261.54
Limited Maturity Bond Portfolio                              22.81        70.33       120.49        258.49

Oppenheimer Variable Account Funds
Oppenheimer Money Fund                                       20.20        62.44       107.26        231.67

* surrender includes annuitization over a period of less than 5 years

  For purposes of these examples, the $25 Annual Policy Maintenance Charge has been translated into an assumed charge at an annual rate of 0.10% of Account Value. The actual amount of the policy maintenance charge attributable to a $1,000 investment will depend on the amount of the total investment in the Policy.

  THESE EXAMPLES SHOULD NOT BE CONSIDERED REPRESENTATIVE OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES PAID MAY BE GREATER OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL; PAST OR FUTURE ANNUAL RETURNS MAY BE GREATER OR LESS THAN THE ASSUMED AMOUNT.




                     THE LIFE INSURANCE COMPANY OF VIRGINIA
                             6610 West Broad Street
                            Richmond, Virginia 23230
                                 (804) 281-6000

                     THE LIFE INSURANCE COMPANY OF VIRGINIA
                               SEPARATE ACCOUNT 4



                      STATEMENT OF ADDITIONAL INFORMATION
                                    FOR THE
               FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY POLICY
                                FORM P1143 4/94


                                   OFFERED BY
                     THE LIFE INSURANCE COMPANY OF VIRGINIA
                         (A VIRGINIA STOCK CORPORATION)
                              6610 W. BROAD STREET
                            RICHMOND, VIRGINIA 23230




This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the above-named Flexible Premium Variable Deferred Annuity Policy ("Policy") offered by The Life Insurance Company of Virginia. You may obtain a copy of the Prospectus dated May 1, 1997 by calling (800) 352-9910, or writing to The Life Insurance Company of Virginia, 6610 W. Broad Street, Richmond, Virginia 23230. Terms used in the current Prospectus for the Policy are incorporated in this Statement.


                  THIS STATEMENT OF ADDITIONAL INFORMATION IS
                    NOT A PROSPECTUS AND SHOULD BE READ ONLY
               IN CONJUNCTION WITH THE PROSPECTUS FOR THE POLICY.



Dated May 1, 1997

                      STATEMENT OF ADDITIONAL INFORMATION

                               TABLE OF CONTENTS

                                                                                                                 Page
                                                                                                                 ----
The Life Insurance Company of Virginia............................................................................. 3

The Policies....................................................................................................... 3
  Transfer of Annuity Units........................................................................................ 3
  Net Investment Factor............................................................................................ 3

Termination of Participation Agreements............................................................................ 4

Calculation of Performance Date.................................................................................... 4
  Money Market Investment Subdivisions............................................................................. 4
  Other Investment Subdivisions.................................................................................... 5

Federal Tax Matters.................................................................................................9
  Taxation of Life of Virginia......................................................................................9
  IRS Required Distributions....................................................................................... 9

General Provisions................................................................................................. 9
  Using the Policies as Collateral................................................................................. 9
  Non-Participating................................................................................................ 9
  Misstatement of Age or Sex....................................................................................... 9
  Incontestability.................................................................................................10
  Annual Statement.................................................................................................10
  Written Notice...................................................................................................10

Distribution of the Policies.......................................................................................10

Legal Developments Regarding Employment-Related Benefit Plans......................................................10

Additions, Deletions, or Substitutions of Investments..............................................................10

State Regulation of Life of Virginia...............................................................................11

Legal Matters......................................................................................................11

Experts............................................................................................................11

Change in Auditors.................................................................................................11

Financial Statements...............................................................................................11

                     THE LIFE INSURANCE COMPANY OF VIRGINIA


  The Life Insurance Company of Virginia ("Life of Virginia") has operated as a stock life insurance company since March 21, 1871 under a charter granted by the Commonwealth of Virginia and has done business continuously since that time as "The Life Insurance Company of Virginia."

  Eighty percent of the capital stock of Life of Virginia is owned by General Electric Capital Assurance Company. The remaining 20% is owned by GE Life Insurance Group, Inc. General Electric Capital Assurance Company and GE Life Insurance Group, Inc. are indirectly, wholly-owned subsidiaries of GE Capital. GE Capital is a diversified financial services company. GE Capital's subsidiaries consist of commercial and industrial specialized, mid-market and indirect consumer financing businesses. GE Capital's parent, General Electric Company, founded more than one hundred years ago by Thomas Edison, is the world's largest manufacturer of jet engines, engineering plastics, medical diagnostic equipment and large-sized electric power generation equipment.

  GNA Corporation indirectly owns the stock of Forth Financial Securities Corporation (a broker/dealer registered with the Commission, which acts as principal underwriter for the Policies).


                                  THE POLICIES

TRANSFER OF ANNUITY UNITS

  Upon the Owner's request, Annuity Units may be transferred once per calendar year from the Investment Subdivision in which they are currently held. However, where permitted by state law, Life of Virginia reserves the right to refuse to execute any transfer if any of the Investment Subdivisions that would be affected by the transfer are unable to purchase or redeem shares of the mutual funds in which the Investment Subdivisions invest. The amount of the increase in the number of Annuity Units for the Investment Subdivision to which the transfer is made is (a) times (b) divided by (c) where: (a) is the number of Annuity Units for the Investment Subdivision in which the Annuity Units are currently held; (b) is the Annuity Unit Value for the Investment Subdivision in which the Annuity Units are currently held; and (c) is the Annuity Unit Value for the Investment Subdivision to which the transfer is made.

  If the number of Annuity Units remaining in an Investment Subdivision after the transfer is less than 1, Life of Virginia will transfer the amount remaining in addition to the amount requested. Life of Virginia will not transfer into any Investment Subdivision unless the number of Annuity Units of that Investment Subdivision after the transfer is at least 1. The amount of the Income Payment as of the date of the transfer will not be affected by the transfer.

NET INVESTMENT FACTOR

  The Net Investment Factor measures investment performance of the Investment Subdivisions of Account 4 during a Valuation Period. Each Investment Subdivision has its own Net Investment Factor for a Valuation Period. The Net Investment Factor of an Investment Subdivision available under the policies for a Valuation Period is (a) divided by (b) minus (c) where:

  (a) is (1) the value of the net assets of that Investment Subdivision at the end of the preceding Valuation Period, plus (2) the investment income and capital gains, realized or unrealized, credited to the net assets of that Investment Subdivision during the Valuation Period for which the Net Investment Factor is being determined, minus (3) the capital losses, realized or unrealized, charged against those assets during the Valuation Period, minus (4) any amount charged against that Investment Subdivision for taxes, or any amount set aside during the Valuation Period by Life of Virginia as a provision for taxes attributable to the operation or maintenance of that Subdivision; and

  (b) is the value of the net assets of that Investment Subdivision at the end of the preceding Valuation Period; and

  (c) is a charge no greater than .003857% for each day in the Valuation Period. This corresponds to 1.25% and 0.15% per year of the net assets of that Investment Subdivision for mortality and expense risks, and for administrative expenses, respectively.

  The value of the assets in Account 4 will be taken at their fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.

                    TERMINATION OF PARTICIPATION AGREEMENTS

  The participation agreements pursuant to which the Funds sell their shares to Account 4 contain varying provisions regarding termination. The following summarizes those provisions:

Variable Insurance Products Fund, Variable Insurance Products Fund II and Variable Insurance Products Fund III. ("the Fund") These agreements provide for termination (1) on one year's advance notice by either party, (2) at Life of Virginia's option if shares of the Fund are not reasonably available to meet requirements of the policies, (3) at the option of either party if certain enforcement proceedings are instituted against the other, (4) upon vote of the policyowners to substitute shares of another mutual fund, (5) at Life of Virginia's option if shares of the Fund are not registered, issued, or sold in accordance with applicable laws, if the Fund ceases to qualify as a regulated investment company under the Code, (6) at the option of the Fund or its principal underwriter if it determines that Life of Virginia has suffered material adverse changes in its business or financial condition or is the subject of material adverse publicity, (7) at the option of Life of Virginia if the Fund has suffered material adverse changes in its business or financial condition or is the subject of material adverse publicity, or (8) at the option of the Fund or its principal underwriter if Life of Virginia decides to make another mutual fund available as a funding vehicle for its policies.

Oppenheimer Variable Account Funds. This agreement may be terminated by the parties on six months' advance written notice.

Janus Aspen Series. This agreement may be terminated by the parties on six months' advance written notice.

Federated Insurance Series. This agreement may be terminated by any of the parties on 180 days written notice to the other parties.

The Alger American Fund. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

PBHG Insurance Series Fund, Inc. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.


GE Investments Funds, Inc. has entered into a Stock Sale Agreement with Life of Virginia pursuant to which the Fund sells its shares to Separate Account 4.


                        CALCULATION OF PERFORMANCE DATA

  From time to time, Life of Virginia may disclose total return, yield, and other performance data for the Investment Subdivisions pertaining to the Policies. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the Securities and Exchange Commission.

  The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular Policy. Premium taxes currently range from 0% to 3.5% of premium based on the rules of the state in which the Policy is sold.

"MONEY MARKET" INVESTMENT SUBDIVISIONS

  From time to time, advertisements and sales literature may quote the yield of one or more of the "money market" Investment Subdivisions for a seven-day period, in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market investment portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of unrealized gains and losses on the sale of securities and unrealized appreciation and depreciation) at the end of the seven-day period in the value of a hypothetical account under a Policy having a balance of one unit in that "money market" Investment Subdivision at the beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in account value reflects: 1) net income from the investment portfolio attributable to the hypothetical account; and 2) charges and deductions imposed under the Policy which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the policy maintenance charge, administrative expense charge, annual death benefit charge and the mortality and expense risk charge. For purposes of calculating current yields for a Policy, an average per unit policy maintenance charge is used. Current Yield will be calculated according to the following formula:

  Current Yield = ((NCP - ES)/UV) X (365/7)

  where:

  NCP = the net change in the value of the investment portfolio (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation) for the seven-day period attributable to a hypothetical account having a balance of one Investment Subdivision unit.

  ES = per unit expenses of the hypothetical account for the seven-day period.

  UV =      the unit value on the first day of the seven-day period.

  The current yields for the "money market" Investment Subdivisions of Account 4 available under the policy, based on the seven-day period ending December 31, 1996 were:


  Variable Insurance Products Fund*                       3.74%
  Oppenheimer Variable Account Funds*                     2.81%
  GE Investments Funds, Inc.                              3.41%



  The effective yield of a "money market" Investment Subdivision determined on a compounded basis for the same seven-day period may also be quoted. The effective yield is calculated by compounding the base period return according to the following formula:

  Effective Yield = (1 + ((NCP - ES)/UV))365/7 - 1

  where:

  NCP       = the net change in the value of the investment portfolio (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation) for the seven-day period attributable to a hypothetical account having a balance of one Investment Subdivision unit.

  ES = per unit expenses of the hypothetical account for the seven-day period.

  UV =        the unit value for the first day of the seven-day period.

  The effective yields for the "money market" Investment Subdivisions of Account 4 available under the policy, based on the seven-day period ending December 31, 1996 were:



  Variable Insurance Products Fund*                       3.81%
  Oppenheimer Variable Account Funds*                     2.85%
  GE Investments Funds, Inc.                              3.47%



  The yield on amounts held in a "money market" Investment Subdivision normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A "money market" Investment Subdivision's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Investment Subdivision's corresponding money market investment portfolio, the types and quality of portfolio securities held by that investment portfolio, and that investment portfolio's operating expenses. Because of the charges and deductions imposed under the Policy, the yield for a "money market" Investment Subdivision will be lower than the yield for its corresponding "money market" investment portfolio.

  Yield calculations do not take into account the Surrender Charge under the Policy, a maximum of 6% of each Premium Payment made during the six years prior to a full or partial surrender, or charges for GMDB rider.

OTHER INVESTMENT SUBDIVISIONS

  Total Return. Sales literature or advertisements may quote total return, including average annual total return for one or more of the Investment Subdivisions for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

  Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a Policy to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

  For periods that begin before the Policy was available, performance data will be based on the performance of the underlying portfolios, with the level of Account 4 and policy charges currently in effect.

* These Investment Subdivisions are closed to new investment.

  Average annual total return will be calculated using Investment Subdivision unit values and deductions for the policy maintenance charge, annual death benefit charge and the surrender charge as described below:

  1. Life of Virginia calculates unit value for each Valuation Period based on the performance of the Investment Subdivision's underlying investment portfolio (after deductions for Fund expenses, the administrative expense charge, and the mortality and expense risk charge).

  2. The policy maintenance charge is $25 per year, deducted at the beginning of each Policy Year after the first. For purposes of calculating average annual total return, an average policy maintenance charge (currently 0.1% of account value attributable to the hypothetical investment) is used.

  3. The surrender charge will be determined by assuming a surrender of the Policy at the end of the period. Average annual total return for periods of six years or less will therefore reflect the deduction of a surrender charge.

  4. Total return does not consider GMDB charges.

  5. Total return will then be calculated according to the following formula:

  TR =      (ERV/P)1/N - 1

  where:

  TR =      the average annual total return for the period.

  ERV = the ending redeemable value (reflecting deductions as described above) of the hypothetical investment at the end of the period.

  P =       a hypothetical single investment of $1,000.

  N =       the duration of the period (in years).

1. Total Return for the currently available Investment Subdivisions is as follows:


                                                     For the 1-year        For the 5-year         From the Date
                                                      period ended          period ended         of Inception to           Date of
Subdivision                                              12/31/96              12/31/96              12/31/96             Inception
VIPF
Equity-Income                                              6.56%                15.77%                12.88%              05/02/88
Overseas                                                   5.51%                 6.89%                 7.42%              05/02/88
Growth                                                     6.98%                12.95%                14.06%              05/02/88

VIPF II
Asset Manager                                              6.88%                 9.03%                10.05%              10/01/89
Contrafund                                                13.48%                 9.03%                26.49%              01/04/95

VIPF III
Growth and Income                                           N/A                   N/A                   N/A               05/01/97
Growth Opportunities                                        N/A                   N/A                   N/A               05/01/97

GE Investments Funds, Inc.
Money Market                                              -1.78%                 1.80%                 3.74%              05/02/88
Government Securities                                     -5.52%                 3.29%                 5.89%              05/02/88
S&P 500 Index                                             16.57%                13.84%                13.42%              05/02/88
Total Return                                               3.08%                 9.95%                10.66%              05/02/88
International Equity                                       2.46%                  N/A                  5.19%              05/01/95
Real Estate Securities                                    28.12%                  N/A                 27.06%              05/01/95
Global Income                                               N/A                   N/A                   N/A               05/01/97
Value Equity                                                N/A                   N/A                   N/A               05/01/97

Oppenheimer Variable Account Funds
Multiple Strategies                                        7.55%                 9.45%                 9.74%              05/02/88
Capital Appreciation                                      12.41%                14.48%                14.38%              05/02/88
Growth                                                    17.32%                14.03%                13.16%              05/02/88
High Income                                                7.52%                12.66%                12.68%              05/02/88
Bond                                                      -2.36%                 5.42%                 7.81%              05/02/88

Janus Aspen Series
Growth                                                    10.67%                  N/A                 13.06%              09/13/93
Aggressive Growth                                          0.58%                  N/A                 18.21%              09/13/93
Worldwide Growth                                          21.09%                  N/A                 20.09%              09/13/93
International Growth                                      26.68%                  N/A                 10.54%++
Balanced                                                   8.43%                  N/A                 12.16%              10/02/95
Flexible Income                                            1.74%                  N/A                  5.34%              10/02/95
Capital Appreciation                                        N/A                   N/A                   N/A               05/01/97

Federated Insurance Series
High Income Bond II                                        6.59%                  N/A                 12.92%              01/04/95
Utility II                                                 3.95%                  N/A                 13.14%              01/04/95
American Leaders II                                       13.74%                  N/A                  4.40%++            01/04/95

The Alger American Fund
Alger American Growth                                      5.64%                14.42%                 1.27               10/02/95
Alger American Small Capitalization                       -2.93%                 8.79                 -7.33%              10/02/95

PBHG Insurance Series Fund, Inc.
Growth II                                                   N/A                   N/A                   N/A               05/01/97
Large Cap Growth                                            N/A                   N/A                   N/A               05/01/97

2.  Total Return for the closed Investment Subdivisions is as follows:


                                                     For the 1-year        For the 5-year         From the Date
                                                      period ended          period ended         of Inception to           Date of
Subdivision                                              12/31/96              12/31/96              12/31/96             Inception
VIPF
VIP High Income                                            6.31%                12.75%                10.28%              05/02/88
VIP Money Market                                          -1.79%                 2.24%                 4.27%              05/02/88

OVAF Money                                                -2.05%                 2.14%                 4.25%

N&B Balanced                                              -0.41%                 5.77%                 6.81               10/01/89
N&B Limited Maturity Bond                                 -2.81%                  N/A                  3.30%              05/01/92
N&B Growth                                                 1.69%                  N/A                  8.56%              05/01/92



The Funds have provided the price information for the Portfolios, including the Portfolio price information used to calculate the total returns of the Investment Subdivisions for periods prior to the inception of the Investment Subdivisions. Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Oppenheimer Variable Account Funds, Janus Aspen Series, Federated Insurance Series, The Alger American Fund, PBHG Insurance Series Fund, Inc., and Advisers Management Trust are not affiliated with Life of Virginia. While Life of Virginia has no reason to doubt the accuracy of the figures provided by these nonaffiliated Funds, Life of Virginia has not independently verified such information.

Other Performance Data

  Life of Virginia may disclose cumulative total return in conjunction with the standard format described above. The cumulative total return will be calculated using the following formula:


  CTR =              (ERV/P) - 1

  where:

  CTR =              the cumulative total return for the period.

  ERV                = the ending redeemable
                     value (reflecting
                     deductions as described
                     above) of the hypothetical
                     investment at the end of
                     the period.

  P =                a hypothetical single investment of $1,000.


  Sales literature may also quote cumulative and/or average annual total return that does not reflect the surrender charge. This is calculated in exactly the same way as average annual total return, except that the ending redeemable value of the hypothetical investment is replaced with an ending value for the period that does not take into account any charges on withdrawn amounts.

  Other non-standard quotations of Investment Subdivision performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated.

  Life of Virginia may also disclose yield, standard total return, and non-standard total return for the Investment Subdivisions, including such disclosure for periods prior to the date of inception of Account 4. For such periods, performance data for the Investment Subdivisions will be calculated based on the performance of the corresponding investment portfolios of the Funds and the assumption that the Investment Subdivisions were in existence for the same periods as those indicated for the investment portfolios, with the level of Account 4 and Policy charges that are currently in effect.

                              FEDERAL TAX MATTERS


TAXATION OF LIFE OF VIRGINIA

  Life of Virginia does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the Policies. (See Federal Tax Matters section of the prospectus.) Based upon these expectations, no charge is being made currently to Account 4 for federal income taxes which may be attributable to the Account. Life of Virginia will periodically review the question of a charge to Account 4 for federal income taxes related to the Account. Such a charge may be made in future years if Life of Virginia believes that it may incur federal income taxes. This might become necessary if the tax treatment of Life of Virginia is ultimately determined to be other than what Life of Virginia currently believes it to be, if there are changes made in the federal income tax treatment of annuities at the corporate level, or if there is a change in Life of Virginia's tax status. In the event that Life of Virginia should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the Policies, the Account Value would be correspondingly adjusted by any provision or charge for such taxes.

  Life of Virginia may also incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which Life of Virginia currently imposes a charge), charges for such taxes attributable to Account 4 may be made.

IRS REQUIRED DISTRIBUTIONS

  In order to be treated as an annuity contract for federal income tax purposes, section 72(s) of the Code requires any Non-Qualified Policy to provide that (a) if any Owner dies on or after the Maturity Date but prior to the time the entire interest in the Policy has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death; and (b) if any Owner dies prior to the Maturity Date, the entire interest in the Policy will be distributed (1) within five years after the date of that Owner's death, or (2) as Income Payments which will begin within one year of that Owner's death and which will be made over the life of the Owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary. The "designated beneficiary" generally is the person who will be treated as the sole owner of the Policy following the death of the Owner, Joint Owner or, in certain circumstances, the Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any Owner is not an individual, the death of the Annuitant will be treated as the death of an Owner for purposes of these rules.

  The Non-Qualified Policies contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. Life of Virginia intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Code section 72(s) when clarified by regulation or otherwise.

  Other rules may apply to Qualified Policies.

                               GENERAL PROVISIONS

USING THE POLICIES AS COLLATERAL

  A Non-Qualified Policy can be assigned as collateral security. Life of Virginia must be notified in writing if a Policy is assigned. Any payment made before the assignment is recorded at Life of Virginia's Home Office will not be affected. Life of Virginia is not responsible for the validity of an assignment. An Owner's rights and the rights of a Beneficiary may be affected by an assignment.

  A Qualified Policy may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

NON-PARTICIPATING

  The Policy is non-participating.  No dividends are payable.

MISSTATEMENT OF AGE OR SEX

  If an Annuitant's age or sex was misstated on the policy data page, any policy benefits or proceeds, or availability thereof, will be determined using the correct age and sex.

INCONTESTABILITY

  Life of Virginia will not contest the Policy.

ANNUAL STATEMENT

  Within 30 days after each policy anniversary, Life of Virginia will send the Owner an annual statement. The statement will show the Account Value and Surrender Value as of the Policy anniversary. The statement will also show Premium Payments made and charges made during the policy year.

WRITTEN NOTICE

  Any written notice should be sent to Life of Virginia at its Home Office at 6610 West Broad Street, Richmond, Virginia 23230. The policy number and the Annuitant's full name must be included.

  Life of Virginia will send all notices to the Owner at the last known address on file with the company.

                          DISTRIBUTION OF THE POLICIES

  Forth Financial Securities Corporation, the principal underwriter of the Policies, is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is member of the National Association of Securities Dealers, Inc.

  The Policies are offered to the public through brokers licensed under the federal securities laws and state insurance laws that have entered into agreements with Forth Financial Securities Corporation. The offering is continuous and Forth Financial Securities Corporation does not anticipate discontinuing the offering of the Policies. However, Life of Virginia does reserve the right to discontinue the offering of the Policies.

         LEGAL DEVELOPMENTS REGARDING EMPLOYMENT-RELATED BENEFIT PLANS

  On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. The Policy contains guaranteed annuity purchase rates for certain optional payment plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a Policy may be purchased.

             ADDITIONS, DELETIONS, OR SUBSTITUTIONS OF INVESTMENTS

  Life of Virginia reserves the right, subject to compliance with applicable law, to make additions to, deletions from, or substitutions for the shares of the Fund portfolios that are held by Account 4 or that Account 4 may purchase. If the shares of a portfolio are no longer available for investment or if in its judgment further investment in any portfolio should become inappropriate in view of the purposes of Account 4, Life of Virginia reserves the right to eliminate the shares of any of the portfolios of the Funds and to substitute shares of another portfolio or of another open-end, registered investment company. Life of Virginia will not substitute any shares attributable to an Owner's Account Value in Account 4 without notice and prior approval of the Commission, to the extent required by the 1940 Act or other applicable law. Nothing contained herein shall prevent Account 4 from purchasing other securities for other series or classes of policies or from permitting a conversion between portfolios or classes of policies on the basis of requests made by Owners.

  Life of Virginia also reserves the right to establish additional Investment Subdivisions of Account 4, each of which would invest in a separate portfolio of a Fund, or in shares of another investment company, with a specified investment objective. New Investment Subdivisions may be established when, in the sole discretion of Life of Virginia, marketing, tax or investment conditions warrant, and any new Investment Subdivisions may be made available to existing Owners on a basis to be determined by Life of Virginia. One or more Investment Subdivisions may also be eliminated if, in the sole discretion of Life of Virginia, marketing, tax, or investment conditions warrant.

  In the event of any such substitution or change, Life of Virginia may, by appropriate endorsement, make such changes in these and other policies as may be necessary or appropriate to reflect such substitution or change. If deemed by Life of Virginia to be in the best interests of persons having voting rights under the Policies, and, if permitted by law, Life of Virginia may deregister Account 4 under the 1940 Act in the event such registration is no longer required; manage Account 4 under the direction of a committee; or combine Account 4 with other Life of Virginia separate accounts. To the extent permitted by applicable law, Life of Virginia may also transfer the assets of Account 4 associated with the Policies to another separate account. In addition, Life of Virginia may, when permitted by law, restrict or eliminate any voting rights of Owners or other persons who have voting rights as to Account 4.

                      STATE REGULATION OF LIFE OF VIRGINIA

  Life of Virginia, a stock life insurance company organized under the laws of Virginia, is subject to regulation by the State Corporation Commission of the Commonwealth of Virginia. An annual statement is filed with the Virginia Commissioner of Insurance on or before March 1 of each year covering the operations and reporting on the financial condition of Life of Virginia as of December 31 of the preceding year. Periodically, the Commissioner of Insurance examines the liabilities and reserves of Life of Virginia and Account 4 and certifies their adequacy, and a full examination of Life of Virginia's operations is conducted by the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia at least once every five years.

  In addition, Life of Virginia is subject to the insurance laws and regulations of other states within which it is licensed to operate. Generally, the Insurance Department of any other state applies the laws of the state of domicile in determining permissible investments. Presently, Life of Virginia is licensed to do business in the District of Columbia and all states, except New York.

                                 LEGAL MATTERS

  Sutherland, Asbill & Brennan, L.L.P. of Washington, D.C. has provided advice on certain legal matters relating to federal securities laws applicable to the issue and sale of the Policies described in this Prospectus. J. Neil McMurdie, Associate Counsel and Assistant Vice President of Life of Virginia, has provided advice on certain legal matters pertaining to the Policy, including the validity of the Policy and Life of Virginia's right to issue the Policies under Virginia insurance law.

                                    EXPERTS

KPMG Peat Marwick LLP

  The consolidated financial statements of The Life Insurance Company of Virginia and subsidiaries as of December 31, 1996 and for the nine months ended December 31, 1996 and the preacquisition three month period ended March 31, 1996 and the financial statements of Life of Virginia Separate Account 4 as of December 31, 1996 and for the year or periods then ended have been included herein and in the registration statement in reliance upon the reports of KPMG Peat Marwick LLP, independent auditors, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

Ernst & Young LLP

  The consolidated financial statements of The Life Insurance Company of Virginia and subsidiaries at December 31, 1995 and for each of the two years in the period ended December 31, 1995 and the statements of operations and statements of changes in net assets of Life of Virginia Separate Account 4 for each of the two years or periods ended December 31, 1995, appearing in this Prospectus and Registration Statement have been audited by Ernst & Young LLP, independent auditors, to the extent indicated in their reports thereon also appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

                               CHANGE IN AUDITORS

  Subsequent to the acquisition of Life of Virginia by GNA Corporation on April 1, 1996, Life of Virginia selected KPMG Peat Marwick LLP to be its auditor. Accordingly, Life of Virginia's principal auditors has changed for the year ending December 31, 1996, from Ernst & Young LLP, to KPMG Peat Marwick LLP. The former auditors were dismissed and KPMG Peat Marwick LLP was retained because KPMG Peat Marwick LLP is the auditor for GE Capital, GNA Corporation's parent. This change of auditors was approved by the members of Life of Virginia's Board of Directors.


  Neither KPMG Peat Marwick LLP nor Ernst & Young LLP's reports on the financial statements contains any adverse opinion or a disclaimer of opinion, or was qualified or modified as to uncertainty, audit scope or accounting principles. Furthermore, there were no disagreements with either on any matter of accounting principle or practice, financial statement disclosure or auditing scope or procedure which would have caused them to make reference to the subject matter of the disagreement in connection with their reports.


                              FINANCIAL STATEMENTS


  This Statement of Additional Information contains financial statements for Life of Virginia Separate Account 4 as of December 31, 1996, and for each of the three years in the period then ended.


  The consolidated financial statements of The Life Insurance Company of Virginia and subsidiaries included herein should be distinguished from the financial statements of Account 4 and should be considered only as bearing on the ability of Life of Virginia to meet its obligations under the Policy.

  Such consolidated financial statements of The Life Insurance Company of Virginia and subsidiaries should not be considered as bearing on the investment performance of the assets held in Account 4.

LIFE OF VIRGINIA SEPARATE ACCOUNT 4

Table of Contents

Year ended December 31, 1996

================================================================================

                                                                           PAGE

Independent Auditors' Report................................................ 1

Financial Statements:

        Statements of Assets and Liabilities.................................3
        Statements of Operations.............................................9
        Statements of Changes in Net Assets.................................19

Notes to Financial Statements...............................................29

================================================================================

                       [KPMG PEAT MARWICK LLP LETTERHEAD]
                                   Suite 1900
                             1021 East Cary Street
                            Richmond, VA  23219-4023


REPORT OF INDEPENDENT AUDITORS


Policyholders
Life of Virginia Separate Account 4
   and Board of Directors
The Life Insurance Company of Virginia


We have audited the accompanying statements of assets and liabilities of Life of Virginia Separate Account 4 (the Account) (comprising, the Life of Virginia Series Fund, Inc.--Common Stock Index, Government Securities, Money Market, Total Return, International Equity and Real Estate Securities Portfolios; the Oppenheimer Variable Account Fund--Money, Bond, Capital Appreciation, Growth, High Income and Multiple Strategies Funds; the Variable Insurance Products Fund--Money Market, High Income, Equity-Income, Growth and Overseas Portfolios; the Variable Insurance Products Fund II--Asset Manager and Contrafund Portfolios; the Advisers Management Trust--Balanced, Bond and Growth Portfolios; the Federated Investors Insurance Series--American Leaders, High Income Bond and Utility Funds II; the Alger American--Small Cap and Growth Portfolios; and the Janus Aspen Series--Aggressive Growth, Growth, Worldwide Growth, Balanced, Flexible Income and International Growth Portfolios) as of December 31, 1996 and the related statements of operations and changes in net assets for the year or periods then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audit. The accompanying statements of operations and changes in net assets of Life of Virginia Separate Account 4 for the years or periods ended December 31, 1995 and 1994, were audited by other auditors, whose report thereon dated February 8, 1996 expressed an unqualified opinion on those statements.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the 1996 financial statements referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting Life of Virginia Separate Account 4 as of December 31, 1996 and the results of their operations and changes in their net assets for the year or period then ended in conformity with generally accepted accounting principles.


                                                       /s/ KPMG Peat Marwick LLP
                                                       -------------------------
                                                           KPMG Peat Marwich LLP

February 11, 1997

                       [LETTERHEAD OF ERNST & YOUNG LLP]


                         Report of Independent Auditors

Policyholders
Life of Virginia Separate Account 4
and Board of Directors
The Life Insurance Company of Virginia


We have audited the accompanying statements of operations and changes in net assets for each of the two years in the period ended December 31, 1995 for the Life of Virginia Series Fund, Inc. Common Stock Index, Government Securities, Money Market and Total Return portfolios, the Oppenheimer Variable Account Funds portfolios, the Variable Insurance Products Fund portfolios, the Variable Insurance Products Fund II Asset Manager portfolio, the Advisers Management Trust portfolios, and for the period from May 23, 1995 (date of inception) to December 31, 1995 for the Life of Virginia Series Fund, Inc. International Equity portfolio, for the period from May 2, 1995 (date of inception) to December 31, 1995 for the Life of Virginia Series Fund, Inc. Real Estate Securities portfolio, for the period from January 5, 1995 (date of inception) to December 31, 1995 for the Variable Insurance Products Fund II Contrafund portfolio, for the period from February 3, 1995 (date of inception) to December 31, 1995 for the Insurance Management Series Corporate Bond portfolio, for the period from January 27, 1995 (date of inception) to December 31, 1995 for the Insurance Management Series Utility portfolio, for the years ended December 31, 1995 and 1994 and for the period from September 13, 1993 (date of inception) to December 31, 1993 for the Janus Aspen Aggressive Growth, Growth, and Worldwide Growth portfolios, for the period from October 11, 1995 (date of inception) to December 31, 1995 for the Janus Aspen Balanced portfolio, for the period from October 13, 1995 (date of inception) to December 31, 1995 for the Janus Aspen Flexible Income portfolio, for the period from October 3, 1995 (date of inception) to December 31, 1995 for the Alger American Small Cap portfolio and for the period from October 4, 1995 (date of inception) to December 31, 1995 for the Alger American Growth portfolio. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the results of operations and changes in net assets for the periods described in the first paragraph of each of the respective portfolios constituting Life of Virginia Separate Account 4, in conformity with generally accepted accounting principles.

                                      /s/ Ernst & Young LLP

Richmond, Virginia
February 8, 1996

LIFE OF VIRGINIA SEPARATE ACCOUNT 4

Statements of Assets and Liabilities

December 31, 1996

===========================================================================================================



                                                            Life of Virginia Series Fund, Inc.
                                              -------------------------------------------------------------
                                                   Common     Government            Money           Total
                                              Stock Index     Securities           Market          Return
Assets                                          Portfolio      Portfolio        Portfolio       Portfolio
-----------------------------------------------------------------------------------------------------------
Investment in Life of Virginia Series
 Fund, Inc., at fair value (note 2):
  Common Stock Index Portfolio (2,131,438
   shares; cost - $46,217,621)               $  32,269,964             -                -               -
  Government Securities Portfolio (1,235,517
   shares; cost - $12,798,597)                          -      11,811,538               -               -
  Money Market Portfolio (9,637,636 shares;
   cost - $103,877,167)                                 -              -      100,038,662               -
  Total Return Portolio (1,906,688 shares;
   cost - $29,142,790)                                  -              -                -       24,272,138
  International Equity Portfolio
    1,557,616 shares; cost - $16,854,215)               -              -                -               -
  Real Estate Securities Portfolio
   (1,722,003 shares; cost - $19,188,197)               -              -                -                -
Dividend receivable                             23,435,279      1,309,648        5,204,323       9,319,880
Receivable from affiliate (note 3)                  37,318          1,073           68,067          48,704
Receivable for units sold                          140,775         11,880          327,754              -
-----------------------------------------------------------------------------------------------------------
Total assets                                    55,883,336     13,134,139      105,638,806      33,640,722
===========================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------
Accrued expenses payable to affiliate (note 3)      11,608          2,997           26,073           7,252
Payable for units withdrawn                          3,277          1,172       15,425,560          39,009
-----------------------------------------------------------------------------------------------------------
Total liabilities                                   14,885          4,169       15,451,633          46,261
===========================================================================================================
Net assets                                   $  55,868,451     13,129,970       90,187,173      33,594,461
===========================================================================================================
Analysis of net assets:
 For variable deferred annuity policies      $  55,868,451     13,129,970       90,187,173      33,594,461
 Attributable to The Life Insurance Company
  of Virginia                                            -              -                -               -
-----------------------------------------------------------------------------------------------------------
Net assets                                   $  55,868,451     13,129,970       90,187,173      33,594,461
===========================================================================================================
Outstanding units:  Type I (note 2)                580,257        504,597        2,549,159         708,065
===========================================================================================================
Net asset value per unit:  Type I            $       30.77          16.94            14.18           24.83
===========================================================================================================
Outstanding units:  Type II (note 2)             1,262,502        276,196        3,893,379         659,251
===========================================================================================================
Net asset value per unit:  Type II           $       30.11          16.59            13.88           24.29
===========================================================================================================

LIFE OF VIRGINIA SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

===========================================================================================================

                                                          Life of Virginia Series Fund, Inc.
                                              -------------------------------------------------------------

                                                    International            Real Estate
                                                           Equity             Securities
Assets                                                  Portfolio              Portfolio
-----------------------------------------------------------------------------------------------------------
Investment in Life of Virginia Series
 Fund, Inc., at fair value (note 2):
  Common Stock Index Portfolio (2,131,438
   shares; cost - $46,217,621)                   $            -                      -
  Government Securities Portfolio (1,235,517
   shares; cost - $12,798,597)                                -                      -
  Money Market Portfolio (9,637,636 shares;
   cost - $103,877,167)                                       -                      -
  Total Return Portolio (1,906,688 shares;
   cost - $29,142,790)                                        -                      -
  International Equity Portfolio
    1,557,616 shares; cost - $16,854,215)             16,868,976                     -
  Real Estate Securities Portfolio
   (1,722,003 shares; cost - $19,188,197                      -              24,297,462
Dividend receivable                                    1,056,063              1,627,291
Receivable from affiliate (note 3)                             -                      -
Receivable for units sold                                 14,480                 57,027
-----------------------------------------------------------------------------------------------------------
Total assets                                          17,939,519             25,981,780
===========================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------
Accrued expenses payable to affiliate (note 3)            38,349                106,080
Payable for units withdrawn                                   26                164,353
-----------------------------------------------------------------------------------------------------------
Total liabilities                                         38,375                270,433
===========================================================================================================
Net assets                                       $    17,901,144             25,711,347
===========================================================================================================
Analysis of net assets:
 For variable deferred annuity policies          $     6,211,202              9,881,935
 Attributable to The Life Insurance Company
  of Virginia                                         11,689,942             15,829,412
-----------------------------------------------------------------------------------------------------------
Net assets                                       $    17,901,144             25,711,347
===========================================================================================================
Outstanding units:  Type I (note 2)                      207,412                204,919
===========================================================================================================
Net asset value per unit:  Type I                $         11.50                  15.63
===========================================================================================================
Outstanding units:  Type II (note 2)                     332,403                428,969
===========================================================================================================
Net asset value per unit:  Type II               $         11.51                  15.57
===========================================================================================================

LIFE OF VIRGINIA SEPARATE ACCOUNT 4

===========================================================================================================
                                                                Oppenheimer Variable Account Fund
                                              -------------------------------------------------------------
                                                                               Capital
                                                     Money          Bond  Appreciation       Growth
Assets                                                Fund          Fund          Fund         Fund
-----------------------------------------------------------------------------------------------------------
Investment in Oppenheimer Variable
 Account Funds, at fair value (note 2):
  Money Fund (2,716,513 shares;
   cost - $2,716,513)                          $ 2,716,513             --            --            --
  Bond Fund (2,720,745 shares;
   cost - $31,197,660)                                   --      31,642,265          --            --
  Capital Appreciation Fund
   (4,108,154 shares; cost - $133,957,044)               --            --     159,026,631          --
  Growth Fund (2,488,187 shares;
   cost - $56,104,503)                                   --            --            --    67,778,215
  High Income Fund (7,704,733
   shares; cost - $83,087,026)                           --            --            --            --
  Multiple Strategies Fund
   (3,464,713 shares; cost - $47,836,811)                --            --            --            --
Receivable from affiliate (note 3)                   34,795         3,974            --            --
Receivable for units sold                                --         5,271       306,641       129,828
-----------------------------------------------------------------------------------------------------------
Total assets                                      2,751,308    31,651,510   159,333,272    67,908,043
===========================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------
Accrued expenses payable to affiliate (note 3)          627         7,650       435,623        40,248
Payable for units withdrawn                               5         4,919        53,468         8,426
-----------------------------------------------------------------------------------------------------------
Total liabilities                                       632        12,569       489,091        48,674
===========================================================================================================
Net assets for variable deferred annuity
 policies                                      $  2,750,676    31,638,941   158,844,181    67,859,369
===========================================================================================================
Outstanding units:  Type I (note 2)                 162,505       941,269     2,726,055     1,190,622
===========================================================================================================
Net asset value per unit:  Type I              $      14.80         19.37         33.08         30.04
===========================================================================================================
Outstanding units:  Type II (note 2)                 23,868       707,097     2,121,294     1,091,602
===========================================================================================================
Net asset value per unit:  Type II             $      14.48         18.96         32.37         29.40
===========================================================================================================




LIFE OF VIRGINIA SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

=============================================================================================

                                                        Oppenheimer Variable Account Fund
                                            -------------------------------------------------
                                                   High                          Multiple
                                                 Income                        Strategies
Assets                                             Fund                              Fund
---------------------------------------------------------------------------------------------
Investment in Oppenheimer Variable
 Account Funds, at fair value (note 2):
  Money Fund (2,716,513 shares;
   cost - $2,716,513)                                 -                                 -
  Bond Fund (2,720,745 shares;
   cost - $31,197,660)                                -                                 -
  Capital Appreciation Fund
   (4,108,154 shares; cost - $133,957,044)            -                                 -
  Growth Fund (2,488,187 shares;
   cost - $56,104,503)                                -                                 -
  High Income Fund (7,704,733
   shares; cost - $83,087,026)               85,753,676                                 -
  Multiple Strategies Fund
   (3,464,713 shares; cost - $47,836,811)             -                        54,153,468
Receivable from affiliate (note 3)               62,906                                 -
Receivable for units sold                         4,948                            56,944
---------------------------------------------------------------------------------------------
Total assets                                 85,821,530                        54,210,412
=============================================================================================
Liabilities
---------------------------------------------------------------------------------------------
Accrued expenses payable to affiliate (note 3)   21,263                            73,554
Payable for units withdrawn                      37,630                            17,946
---------------------------------------------------------------------------------------------
Total liabilities                                58,893                            91,500
=============================================================================================
Net assets for variable deferred annuity
 policies                                    85,762,637                        54,118,912
=============================================================================================
Outstanding units:  Type I (note 2)           1,358,227                         1,640,662
=============================================================================================
Net asset value per unit:  Type I                 28.24                             22.81
=============================================================================================
Outstanding units:  Type II (note 2)          1,715,755                           748,002
=============================================================================================
Net asset value per unit:  Type II                27.63                             22.32
=============================================================================================


LIFE OF VIRGINIA SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

=============================================================================================


                                                 Variable Insurance Products Fund
                                              -----------------------------------------------
                                                    Money       High          Equity-
                                                   Market     Income          Income
Assets                                          Portfolio  Portfolio       Portfolio
---------------------------------------------------------------------------------------------
Investment in Variable Insurance Products
 Fund, at fair value (note 2):
  Money Market Portfolio (22,001,350 shares;
   cost - $22,001,350)                         22,001,350           --            --
  High Income Portfolio (1,986,368 shares;
   cost - $22,054,714)                                --      24,869,322          --
  Equity-Income Portfolio (19,267,440 shares;
   cost - $338,638,261)                               --            --     405,194,259
  Growth Portfolio (8,071,281 shares;
   cost - $209,433,139)                               --            --            --
  Overseas Portfolio (5,698,984 shares;
   cost - $92,284,455)                                --            --            --
Accrued interest income                          103,152            --            --
Receivable from affiliate                             --            --         126,153
Receivable for units sold                             --            --          77,690
---------------------------------------------------------------------------------------------
Total assets                                $ 22,104,502    24,869,322     405,398,102
=============================================================================================
Liabilities
---------------------------------------------------------------------------------------------
Accrued expenses payable to affiliate
 (note 3)                                        117,120        67,294         99,500
Payable for units withdrawn                        3,734           927           --
---------------------------------------------------------------------------------------------
Total liabilities                                120,854        68,221         99,500
=============================================================================================
Net assets for variable deferred
 annuity policies                           $ 21,983,648    24,801,101    405,298,602
=============================================================================================
Outstanding units:  Type I (note 2)            1,193,173       731,930      6,847,454
=============================================================================================
Net asset value per unit:  Type I           $      14.82         24.11          29.50
=============================================================================================
Outstanding units:  Type II (note 2)             296,609       303,275      7,041,867
=============================================================================================
Net asset value per unit:  Type II          $      14.50         23.59          28.87
=============================================================================================


LIFE OF VIRGINIA SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

==========================================================================================================


                                                                                Variable Insurance
                                                                ------------------------------------------
                                                                        Growth                Overseas
Assets                                                               Portfolio               Portfolio
----------------------------------------------------------------------------------------------------------
Investment in Variable Insurance Products
 Fund, at fair value (note 2):
  Money Market Portfolio (22,001,350 shares;
   cost - $22,001,350)                                                     -                       -
  High Income Portfolio (1,986,368 shares;
   cost - $22,054,714)                                                     -                       -
  Equity-Income Portfolio (19,267,440 shares;
   cost - $338,638,261)                                                    -                       -
  Growth Portfolio (8,071,281 shares;
   cost - $209,433,139)                                           251,339,690                      -
  Overseas Portfolio (5,698,984 shares;
   cost - $92,284,455)                                                                    107,368,867
Accrued interest income                                                     -                       -
Receivable from affiliate                                               48,303                      -
Receivable for units sold                                              263,458                  85,315
----------------------------------------------------------------------------------------------------------
Total assets                                                       251,651,451             107,454,182
==========================================================================================================
Liabilities
----------------------------------------------------------------------------------------------------------
Accrued expenses payable to affiliate (note 3)                          60,313                 116,786
Payable for units withdrawn                                             45,771                   2,143
----------------------------------------------------------------------------------------------------------
Total liabilities                                                      106,084                 118,929
==========================================================================================================
Net assets for variable deferred annuity policies                  251,545,367             107,335,253
==========================================================================================================
Outstanding units:  Type I (note 2)                                  4,831,665               4,069,123
==========================================================================================================
Net asset value per unit:  Type I                                        32.28                   19.19
==========================================================================================================
Outstanding units:  Type II (note 2)                                 3,026,574               1,557,443
==========================================================================================================
Net asset value per unit:  Type II                                       31.58                   18.78
==========================================================================================================


LIFE OF VIRGINIA SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

=========================================================================================================================

                                                                          Variable Insurance
                                                                           Products Fund II     Advisers Management Trust
                                                        -----------------------------------------------------------------
                                                                             Asset
                                                                           Manager   Contrafund        Balanced
Assets                                                                   Portfolio    Portfolio       Portfolio
-------------------------------------------------------------------------------------------------------------------------
Investment in Variable Insurance Products
 Fund II, at fair value (note 2):
  Asset Manager Portfolio (25,784,849 shares;
   cost - $369,444,622)                                         $      436,537,500             --             --
  Contrafund Portfolio (8,610,261 shares;
   cost - $121,091,296)                                                         --    142,585,929             --

Investment in Advisers Management Trust,
 at fair value (note 2):
  Balanced Portfolio (1,937,087 shares;
   cost - $28,336,586)                                                          --            --        30,838,421
  Bond Portfolio (697,791 shares;
   cost - $9,780,434)                                                           --            --              --
  Growth Portfolio (408,170 shares;
   cost - $9,642,393)                                                           --            --              --
Receivable from affiliate (note 3)                                              --         50,092              928
Receivable for units sold                                                 172,962         266,662             --
-------------------------------------------------------------------------------------------------------------------------
Total assets                                                          436,710,462     142,902,683       30,839,349
=========================================================================================================================
Liabilities
-------------------------------------------------------------------------------------------------------------------------
Accrued expenses payable to affiliate (note 3)                            798,134          35,990           6,833
Payable for units withdrawn                                                74,159            --            70,052
-------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                         872,293          35,990          76,885
=========================================================================================================================
Net assets                                                           $435,838,169     142,866,693      30,762,464
=========================================================================================================================
Analysis of net assets:
 For variable deferred annuity policies                              $435,838,169     142,866,693      30,220,971
 Attributable to The Life Insurance Company of Virginia                         --          --            541,493
-------------------------------------------------------------------------------------------------------------------------
Net assets                                                           $435,838,169     142,866,693      30,762,464
=========================================================================================================================
Outstanding units:  Type I (note 2)                                  $ 18,979,975       3,097,501       1,684,576
=========================================================================================================================
Net asset value per unit:  Type I                                           20.57           16.68           16.56
=========================================================================================================================
Outstanding units:  Type II (note 2)                                    2,248,519       5,493,999         142,952
=========================================================================================================================
Net asset value per unit:  Type II                                   $      20.20           16.60           16.26
=========================================================================================================================

LIFE OF VIRGINIA SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

===========================================================================================================
                                                                              Advisers Management Trust
                                                     ------------------------------------------------------
                                                                                  Bond              Growth
Assets                                                                       Portfolio           Portfolio
-----------------------------------------------------------------------------------------------------------
Investment in Variable Insurance Products
 Fund II, at fair value (note 2):
  Asset Manager Portfolio (25,784,849 shares;
   cost - $369,444,622)                                                         -                   -
  Contrafund Portfolio (8,610,261 shares;
   cost - $121,091,296)                                                         -                   -

Investment in Advisers Management Trust,
 at fair value (note 2):
  Balanced Portfolio (1,937,087 shares;
   cost - $28,336,586)                                                          -                   -
  Bond Portfolio (697,791 shares;
   cost - $9,780,434)                                                    9,803,959                  -
  Growth Portfolio (408,170 shares;
   cost - $9,642,393)                                                           -           10,522,634
Receivable from affiliate (note 3)                                              -                   -
Receivable for units sold                                                       -                   -
-----------------------------------------------------------------------------------------------------------
Total assets                                                             9,803,959         10,522,634
===========================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------
Accrued expenses payable to affiliate (note 3)                              72,385             18,458
Payable for units withdrawn                                                  9,537              2,080
-----------------------------------------------------------------------------------------------------------
Total liabilities                                                           81,922             20,538
===========================================================================================================
Net assets                                                               9,722,037         10,502,096
===========================================================================================================
Analysis of net assets:
 For variable deferred annuity policies                                  9,722,037         10,502,096
 Attributable to The Life Insurance Company of Virginia                    -                   -
-----------------------------------------------------------------------------------------------------------
Net assets                                                               9,722,037         10,502,096
===========================================================================================================
Outstanding units:  Type I (note 2)                                        539,602            531,306
===========================================================================================================
Net asset value per unit:  Type I                                            12.24              15.34
===========================================================================================================
Outstanding units:  Type II (note 2)                                       257,629            155,136
===========================================================================================================
Net asset value per unit:  Type II                                           12.10              15.16
===========================================================================================================

LIFE OF VIRGINIA SEPARATE ACCOUNT 4

=======================================================================================================================
                                                        Federated Investors
                                                          Insurance Series                          Alger American
                                                -------------------------------------------    ------------------------
                                                         American         High                     Small
                                                          Leaders  Income Bond      Utility          Cap       Growth
Assets                                                    Fund II      Fund II      Fund II    Portfolio    Portfolio
-----------------------------------------------------------------------------------------------------------------------
Investments in Federated Investors Insurance Series,
  at fair value (note 2):
     American Leaders Fund II
       (244,220 shares; cost -- $3,564,748)            $3,726,794         --           --           --           --
     High Income Bond Fund II
       (1,334,922 shares; cost -- $13,219,202)               --     13,669,604         --           --           --
     Utility Fund II (1,908,872 shares --
       cost -- $20,516,233)                                  --           --     22,543,781         --           --
Investment in Alger American,
  at fair value (note 2):
     Small Cap Portfolio (1,153,425 shares;
       cost -- $47,292,583)                                  --           --           --     47,186,598         --
     Growth Portfolio (1,306,751 shares;
       cost -- $42,609,173)                                  --           --           --           --     44,860,766
Receivable from affiliate (note 3)                           --          4,012       14,387        3,285         --
Receivable for units sold                                  49,516         --           --        124,620      119,332
-----------------------------------------------------------------------------------------------------------------------
Total assets                                            3,776,310   13,673,616   22,558,168   47,314,503   44,980,098
=======================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------
Accrued expenses payable to affiliate (note 3)              1,292        3,523        5,708       12,103       32,762
Payable for units withdrawn                                  --             10       43,750           48      226,943
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                           1,292        3,533       49,458       12,151      259,705
=======================================================================================================================
Net assets for variable deferred annuity policies      $3,775,018   13,670,083   22,508,710   47,302,352   44,720,393
=======================================================================================================================
Oustanding units:  Type I (note 2)                         75,662      211,506      545,223    1,339,653    1,190,674
=======================================================================================================================
Net asset value per unit:  Type I                      $    11.07        13.43        13.48         9.66        10.79
=======================================================================================================================
Outstanding units:  Type II (note 2)                      265,832      809,989    1,130,433    3,568,152    2,962,177
=======================================================================================================================
Net asset value per unit:  Type II                     $    11.05        13.37        13.41         9.63        10.76
=======================================================================================================================

LIFE OF VIRGINIA SEPARATE ACCOUNT 4

===================================================================================================================================
                                                                                         Janus Aspen Series
                                                    -------------------------------------------------------------------------------
                                                    Aggressive                    Worldwide                 Flexible  International
                                                        Growth        Growth         Growth     Balanced      Income         Growth
                                                     Portfolio     Portfolio      Portfolio    Portfolio   Portfolio      Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
Investment in Janus Aspen Series,
  at fair value (note 2):
    Aggressive Growth Portfolio
      (4,598,027 shares; cost -- $74,046,345)      $83,868,015          --             --           --          --              --
    Growth Portfolio (9,768,429
      shares; cost -- $128,050,160)                       --     151,508,330           --           --          --              --
    Worldwide Growth Portfolio
      (9,124,593 shares; cost -- $149,893,458)            --            --      177,382,089         --          --              --
    Balanced Portfolio (1,113,921
      shares; cost -- $15,494,087)                        --            --             --     16,452,616        --              --
    Flexible Income Portfolio
      (445,638 shares; cost -- $4,942,310)                --            --             --           --     5,008,969            --
    International Growth Portfolio
      (845,209 shares; cost -- $12,700,072)               --            --             --           --          --       13,286,688
Receivable from affiliate (note 3)                      51,355          --            9,823        7,937         353             66
Receivable for units sold                               94,296       296,313        123,604       12,798         257        228,679
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                        84,013,666   151,804,643    177,515,516   16,473,351   5,009,579     13,515,433
===================================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
Accrued expenses payable to affiliate (note 3)          19,750       108,071         42,618        4,193       1,253          3,255
Payable for units withdrawn                             30,379          --           62,200        9,444           7            --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                       50,129       108,071        104,818       13,637       1,260          3,255
===================================================================================================================================
Net assets for variable deferred anuity policies   $83,963,537   151,696,572    177,410,698   16,459,714   5,008,319     13,512,178
===================================================================================================================================
Outstanding units:  Type I (note 2)                  1,975,818     4,764,409      4,170,807      358,807     118,020        474,438
===================================================================================================================================
Net asset value per unit:  Type I                  $     18.19         15.79          19.13        12.21       11.33          11.69
===================================================================================================================================
Outstanding units:  Type II (note 2)                 2,662,051     4,882,922      5,146,187      992,496     325,169        682,605
===================================================================================================================================
Net asset value per unit:  Type II                 $     18.04         15.66          18.97        12.17       11.29          11.67
===================================================================================================================================


See accompanying notes to financial statements.

LIFE OF VIRGINIA SEPARATE ACCOUNT 4

Statements of Operations





                                                Life of Virginia Series Fund, Inc.

                                                                                       Common
                                                                                    Stock Index
                                                                                     Portfolio
                                                                      ---------------------------------------
                                                                               Year ended December 31,

                                                                       1996             1995             1994

Investment income:
  Income -- Dividends                                          $    23,435,279         411,769         91,337
  Expenses -- Mortality and expense
   risk charges (note 3)                                               492,403         139,329         58,672
-------------------------------------------------------------------------------------------------------------------
Net investment income                                               22,942,876         272,440         32,665
-------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain
 (loss) on investments:
  Net realized gain (loss)                                           1,510,464         345,068        (65,078)
  Unrealized appreciation (depreciation)
   on investments                                                  (16,204,375)      2,539,788         (8,702)
-------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain
 (loss) on investments                                             (14,693,911)      2,884,856        (73,780)
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net
 assets from operations                                        $     8,248,965       3,157,296        (41,115)
===================================================================================================================


                                              Life of Virginia Series Fund, Inc.

                                                           Government
                                                           Securities                                 Money Market
                                                           Portfolio                                   Portfolio
                                               --------------------------------             ----------------------------------
                                                      Year ended December 31,                      Year ended December

                                               1996          1995          1994             1996           1995          1994

Investment income:
  Income -- Dividends                      1,309,648       565,524        238,661        5,204,323      1,098,198     222,610
  Expenses -- Mortality and expense
    risk charges (note 3)                    143,919        83,929         67,780          980,270        144,841      72,014
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                      1,165,729       481,595        170,881        4,224,053        953,357     150,596
-------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss)                   (68,248)      (20,275)      (401,286)       1,686,452        312,501      56,347
  Unrealized appreciation (depreciation)
    on investments                          (995,503)      567,616       (216,822)      (2,984,484)      (757,472)    (36,981)
-------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain
  (loss) on investments                   (1,063,751)      547,341       (618,108)      (1,298,032)      (444,971)     19,366
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net
  assets from operations                     101,978     1,028,936       (447,227)       2,926,021        508,386     169,962
===============================================================================================================================




                                                                 Life of Virginia Series Fund, Inc.


                                                                                 Total Return
                                                                                   Portfolio
                                                                     ----------------------------------
                                                                             Year ended December 31,

                                                                     1996            1995          1994

Investment income:
  Income -- Dividends                                             9,319,880       1,576,466       461,727
  Expenses -- Mortality and expense
   risk charges (note 3)                                            357,589         187,419       162,211
----------------------------------------------------------------------------------------------------------
Net investment income                                             8,962,291       1,389,047       299,516
----------------------------------------------------------------------------------------------------------
Net realized and unrealized gain
 (loss) on investments:
  Net realized gain (loss)                                          614,446         308,073        52,519
  Unrealized appreciation (depreciation)
   on investments                                                (6,827,262)      1,987,241      (190,731)
----------------------------------------------------------------------------------------------------------
Net realized and unrealized gain
 (loss) on investments                                           (6,212,816)      2,295,314      (138,212)
----------------------------------------------------------------------------------------------------------
Increase (decrease) in net
 assets from operations                                           2,749,475       3,684,361       161,304
==========================================================================================================

LIFE OF VIRGINIA SEPARATE ACCOUNT 4

Statements of Operations, Continued

                                                                                    Life of Virginia Series
                                                                                    Fund, Inc. (continued)
                                                            ---------------------------------------------------------------------
                                                                    International                          Real Estate
                                                                        Equity                             Securities
                                                                      Portfolio                            Portfolio
                                                                      Period from                          Period from
                                                            --------------------------------     --------------------------------
                                                                                    May 23,                              May 2,
                                                              Year ended            1995 to        Year ended           1995 to
                                                            December 31,       December 31,      December 31,      December 31,
                                                                    1996               1995              1996              1995

Investment income:
  Income -- Dividends                                      $  1,056,063              31,010         1,627,291           670,339
  Expenses -- Mortality and expense
   risk charges (note 3)                                         56,953               4,298            49,030             2,663
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                                           999,110              26,712         1,578,261           667,676
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain
 (loss) on investments:
  Net realized gain                                              86,537                 646           299,159            24,928
  Unrealized appreciation (depreciation)
   on investments                                               (11,119)             25,880         4,059,521         1,049,744
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments           75,418              26,526         4,358,680         1,074,672
---------------------------------------------------------------------------------------------------------------------------------
Increase in net assets from operations                     $  1,074,528              53,238         5,936,941         1,742,348
=================================================================================================================================

LIFE OF VIRGINIA SEPARATE ACCOUNT 4

                                                                   Oppenheimer Variable Account Fund
                                                 --------------------------------------------------------------------------


                                                            Money                                     Bond
                                                             Fund                                     Fund
                                                 ------------------------------         ----------------------------------
                                                      Year ended December 31,                 Year ended December 31,

                                                 1996        1995        1994           1996            1995          1994

Investment income:
  Income -- Dividends                      $  175,537     303,556     246,677      1,774,226       1,222,079       858,801
  Expenses -- Mortality and
    expense risk charges (note 3)              40,663      64,415      70,775        336,825         220,766       160,466
-----------------------------------------------------------------------------------------------------------------------------
Net investment income (expense)               134,874     239,141     175,902      1,437,401       1,001,313       698,335
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
  on investments:
  Net realized gain (loss)                        --           --          --        106,242          53,120       (47,152)
  Unrealized appreciation (depreciation)
    on investments                                --           --          --       (442,815)      1,654,610    (1,076,673)
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
  on investments                                  --           --          --       (336,573)      1,707,730    (1,123,825)
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
  from operations                           $ 134,874     239,141     175,902      1,100,828       2,709,043      (425,490)
=============================================================================================================================


                                                                   Oppenheimer Variable Account Fund
                                                ----------------------------------------------------------------------

                                                           Capital
                                                        Appreciation                               Growth
                                                            Fund                                    Fund
                                                    ---------------------------------------------------------------
                                                    Year ended December 31,                 Year ended December 31,


                                                1996          1995          1994          1996        1995        1994

Investment income:
  Income -- Dividends                      6,069,096       331,803     4,077,084     3,110,376     393,011     110,209
  Expenses -- Mortality and
    expense risk charges (note 3)          1,506,102       868,053       517,863       599,846     265,718     130,807
-----------------------------------------------------------------------------------------------------------------------
Net investment income (expense)            4,562,994      (536,250)    3,559,221     2,510,530     127,293     (20,598)
-----------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
  on investments:
  Net realized gain (loss)                 6,301,279     1,666,666      (295,786)    1,959,742     739,151     156,193
  Unrealized appreciation (depreciation)
    on investments                         7,478,382    18,977,772    (5,974,329)    5,568,726   5,287,316    (131,358)
-----------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
  on investments                          13,779,661    20,644,438    (6,270,115)    7,528,468   6,026,467      24,835
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
  from operations                         18,342,655    20,108,188    (2,710,894)   10,038,998   6,153,760       4,237
=======================================================================================================================

LIFE OF VIRGINIA SEPARATE ACCOUNT 4


                                                                   Oppenheimer Variable Account Fund
                                              ---------------------------------------------------------------------------
                                                           High                                   Multiple
                                                          Income                                 Strategies
                                                           Fund                                     Fund
                                                  -----------------------                  -----------------------
                                                  Year ended December 31,                  Year ended December 31,

                                              1996          1995         1994          1996          1995         1994

Investment income:
  Income -- Dividends                $   6,387,294     3,582,283    1,862,474     3,343,955     2,521,297     1,498,286
  Expenses -- Mortality and
    expense risk charges (note 3)          825,956       471,932      239,523       571,993       410,701       315,765
------------------------------------------------------------------------------------------------------------------------
Net investment income                    5,561,338     3,110,351    1,622,951     2,771,962     2,110,596     1,182,521
------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
  gain (loss) on investments:
    Net realized gain (loss)               763,575      (105,319)    (231,920)      701,256       353,442       173,683
    Unrealized appreciation
      (depreciation) on investments      2,079,281     2,497,291   (2,323,932)    2,786,345     3,750,075    (2,203,089)
------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
  gain (loss) on investments             2,842,856     2,391,972   (2,555,852)    3,487,601     4,103,517    (2,029,406)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
  from operations                    $   8,404,194     5,502,323     (932,901)    6,259,563     6,214,113      (846,885)
========================================================================================================================

LIFE OF VIRGINIA SEPARATE ACCOUNT 4

Statements of Operations, Continued

                                                           Variable Insurance Products Fund
                                         ------------------------------------------------------------------------------

                                                                                                 High
                                                     Money Market                               Income
                                                      Portfolio                                Portfolio
                                           -------------------------------------------------------------------------
                                                 Year ended December 31,                Year ended December 31,

                                            1996         1995          1994          1996          1995        1994

Investment income:
  Income -- Dividends               $  1,655,033    3,320,468     2,051,133     2,780,632     1,144,671     798,967
  Expenses -- Mortality and
    expense risk charges (note 3)        382,911      699,880       540,987       332,922       297,241     135,458
----------------------------------------------------------------------------------------------------------------------
Net investment income (expense)        1,272,122    2,620,588     1,510,146     2,447,710       847,430     663,509
----------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss)                    --           --            --       479,085       425,760    (100,779)
  Unrealized appreciation
    (depreciation) on investments             --           --            --       308,688     2,702,738    (890,395)
----------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain
  (loss) on investments                       --           --            --       787,773     3,128,498    (991,174)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
  from operations                   $  1,272,122    2,620,588     1,510,146     3,235,483     3,975,928    (327,665)
======================================================================================================================


                                                            Variable Insurance Products Fund
                                     -----------------------------------------------------------------------------
                                                  Equity-
                                                  Income                                        Growth
                                                 Portfolio                                    Portfolio
                                     -----------------------------------------------------------------------------
                                          Year ended December 31,                      Year ended December 31,

                                           1996          1995       1994          1996          1995         1994

Investment income:
  Income -- Dividends              $ 12,605,854    10,037,638  4,675,559    13,903,188       567,790     4,043,602
  Expenses -- Mortality and
    expense risk charges (note 3)     4,253,036     2,138,272    902,437     2,834,086     1,696,933       943,085
-------------------------------------------------------------------------------------------------------------------
Net investment income (expense)       8,352,818     7,899,366  3,773,122    11,069,102    (1,129,143)    3,100,517
-------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss)            9,394,625     4,284,587    284,694     9,229,819     7,510,176       424,903
  Unrealized appreciation
    (depreciation) on investments    23,601,942    37,953,951   (106,600)    6,990,625    29,804,134    (3,300,969)
-------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain
  (loss) on investments              32,996,567    42,238,538    178,094    16,220,444    37,314,310    (2,876,066)
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
  from operations                  $ 41,349,385    50,137,904  3,951,216    27,289,546    36,185,167       224,451
===================================================================================================================

LIFE OF VIRGINIA SEPARATE ACCOUNT 4

Statements of Operations, Continued

                                                                 Variable Insurance Products Fund


                                                                            Overseas
                                                                           Portfolio
                                                               ----------------------------------



                                                                      Year ended December 31,

                                                                    1996      1995         1994

Investment income:
  Income -- Dividends                                       $  2,309,161   644,375      196,613
  Expenses -- Mortality and expense
   risk charges (note 3)                                       1,245,263   999,548      750,229
---------------------------------------------------------------------------------------------------
Net investment income (expense)                                1,063,898  (355,173)    (553,616)
---------------------------------------------------------------------------------------------------
Net realized and unrealized gain
 (loss) on investments:
  Net realized gain                                            2,693,770   734,798      810,922
  Unrealized appreciation (depreciation)
   on investments                                              7,585,836 6,428,977   (1,667,636)
---------------------------------------------------------------------------------------------------
Net realized and unrealized
 gain (loss) on investments                                   10,279,606 7,163,775     (856,714)
---------------------------------------------------------------------------------------------------
Increase (decrease) in net
 assets from operations                                     $ 11,343,504 6,808,602   (1,410,330)
===================================================================================================


                                                                               Variable Insurance Products Fund II
                                                                   ------------------------------------------------------------

                                                                            Asset
                                                                            Manager                     Contrafund
                                                                           Portfolio                    Portfolio

                                                                                                                Period from
                                                                                                                 January 5,
                                                                                                   Year ended       1995 to
                                                                     Year ended December 31,      December 31,  December 31,

                                                                 1996         1995          1994         1996          1995

Investment income:
  Income -- Dividends                                    $ 27,801,550    9,085,957    15,691,643      634,656       784,088
  Expenses -- Mortality and expense risk
   charges (note 3)                                         4,059,911    4,926,810     4,653,566    1,322,883       323,922
----------------------------------------------------------------------------------------------------------------------------
Net investment income (expense)                            23,741,639    4,159,147    11,038,077     (688,227)      460,166
----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain
 (loss) on investments:
  Net realized gain                                         7,507,674    1,958,733       275,628    2,738,082       905,255
  Unrealized appreciation (depreciation)
   on investments                                          23,008,153   55,306,129   (40,761,110)  17,275,767     4,218,866
----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain
 (loss) on investments                                     30,515,827   57,264,862   (40,485,482)  20,013,849     5,124,121
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net
 assets from operations                                  $ 54,257,466   61,424,009   (29,447,405)  19,325,622     5,584,287
============================================================================================================================

LIFE OF VIRGINIA SEPARATE ACCOUNT 4

Statements of Operations, Continued

                                                                      Advisers Management Trust

                                                            Balanced                                Bond
                                                            Portfolio                            Portfolio
                                                      Year ended December 31,             Year ended December 31,

                                                   1996        1995         1994        1996        1995       1994

Investment income:
  Income -- Dividends                       $ 5,226,886     748,770    1,202,168   1,231,424     958,338    708,775
  Expenses -- Mortality and expense
    risk charges (note 3)                       381,777     385,789      345,231     151,484     210,707    234,710
----------------------------------------------------------------------------------------------------------------------
Net investment income                         4,845,109     362,981      856,937   1,079,940     747,631    474,065
----------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss)                      419,822     895,552      369,206    (136,701)     45,793   (487,357)
  Unrealized appreciation (depreciation)
    on investments                           (3,501,201)  5,264,633   (2,580,253)   (646,673)    816,276   (236,796)
----------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
  on investments                             (3,081,379)  6,160,185   (2,211,047)   (783,374)    862,069   (724,153)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  operations                                $ 1,763,730   6,523,166   (1,354,110)    296,566   1,609,700   (250,088)
======================================================================================================================


                                                 Advisers Management Trust

                                                         Growth
                                                        Portfolio
                                                   Year ended December 31,

                                                1996        1995        1994

Investment income:
  Income -- Dividends                     $1,152,528     246,676     813,202
  Expenses -- Mortality and
    expense risk charges (note 3)            146,484     127,144      73,324
-----------------------------------------------------------------------------
Net investment income                      1,006,044     119,532     739,878
-----------------------------------------------------------------------------
Net realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss)                   315,046     242,067     (88,698)
  Unrealized appreciation (depreciation)
    on investments                          (363,320)  1,957,190  (1,043,018)
-----------------------------------------------------------------------------
Net realized and unrealized gain (loss)
  on investments                             (48,274)  2,199,257  (1,131,716)
-----------------------------------------------------------------------------
Increase (decrease) in net assets from
  operations                              $  957,770   2,318,789    (391,838)
=============================================================================

LIFE OF VIRGINIA SEPARATE ACCOUNT 4

                                                               Federated Investors Insurance
                                                                           Series

                                           American              High Income
                                            Leaders                 Bond                       Utility
                                            Fund II                Fund II                     Fund II

                                                                        Period from                    Period from
                                        Period from                      February 3,                    January 27,
                                     May 6, 1996 to      Year ended         1995 to     Year ended         1995 to
                                        December 31,    December 31,    December 31,   December 31,    December 31,
                                               1996            1996            1995           1996            1995

Investment income:
  Income -- Dividends                     $  15,977         579,337          45,272         766,616        223,744
  Expenses -- Mortality and
    expense risk charges (note 3)            12,003          87,381           6,392         243,314         61,497
---------------------------------------------------------------------------------------------------------------------
Net investment income (expense)               3,974         491,956          38,880         523,302        162,247
---------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss)                   29,680          31,769           3,368         336,527         90,613
  Unrealized appreciation
    (depreciation) on investments           162,046         424,014          26,388       1,113,241        914,307
---------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain
  (loss) on investments                     191,726         455,783          29,756       1,449,768      1,004,920
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
  from operations                         $ 195,700         947,739          68,636       1,973,070      1,167,167
=====================================================================================================================


                                                          Alger American


                                             Small
                                              Cap                            Growth
                                           Portfolio                       Portfolio

                                                   Period from                     Period from
                                                     October 3,                      October 4,
                                     Year ended        1995 to      Year ended         1995 to
                                    December 31,   December 31,    December 31,    December 31,
                                           1996           1995            1996            1995

Investment income:
  Income -- Dividends                    105,411             --         668,828              --
  Expenses -- Mortality and
    expense risk charges (note 3)        414,206          9,745         358,846           6,776
-------------------------------------------------------------------------------------------------
Net investment income (expense)         (308,795)        (9,745)        309,982          (6,776)
-------------------------------------------------------------------------------------------------
Net realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss)              (122,299)       (20,417)        315,644          (2,380)
  Unrealized appreciation
    (depreciation) on investments        (80,937)       (25,048)      2,224,353          27,240
-------------------------------------------------------------------------------------------------
Net realized and unrealized gain
  (loss) on investments                 (203,236)       (45,465)      2,539,997          24,860
-------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
  from operations                       (512,031)       (55,210)      2,849,979          18,084
=================================================================================================

LIFE OF VIRGINIA SEPARATE ACCOUNT 4



                                                                                    Janus Aspen Series
                                                                        Aggressive
                                                                          Growth                              Growth
                                                                         Portfolio                           Portfolio

                                                                        Year ended                           Year ended
                                                                       December 31,                         December 31,
                                                              1996        1995         1994        1996        1995       1994
Investment income:
 Income - Dividends                                     $    755,467     701,550     143,307    3,316,849   1,774,926   109,722
 Expenses - Mortality and expense risk charges (note 3)      880,271     464,496     102,376    1,496,337     686,203   258,877
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (expense)                             (124,804)    237,054      40,931    1,820,512   1,088,723  (149,155)
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments:
 Net realized gain                                         3,422,984   1,735,504     117,926    4,286,543   1,220,855   141,619
 Unrealized appreciation (depreciation) on investments       109,555   7,840,280   1,778,397   11,457,707  11,886,046    75,874
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments     3,532,539   9,575,784   1,896,323   15,744,250  13,106,901   217,493
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from operations       $  3,407,735   9,812,838   1,937,254   17,564,762  14,195,624    68,338
=================================================================================================================================





                                                                     Janus Aspen Series

                                                                          Worldwide
                                                                            Growth
                                                                           Portfolio

                                                                           Year ended
                                                                           December 31,
                                                                1996         1995        1994
Investment income:
 Income - Dividends                                          2,094,632     225,282       3,147
 Expenses - Mortality and expense risk charges (note 3)      1,418,611     477,320     204,215
------------------------------------------------------------------------------------------------
Net investment income (expense)                                676,021    (252,038)   (201,068)
------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments:
 Net realized gain                                           5,069,677     439,501   1,394,128
 Unrealized appreciation (depreciation) on investments      18,944,795   9,549,318  (1,349,019)
------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments      24,014,472   9,988,819      45,109
------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from operations           24,690,493   9,736,781    (155,959)
================================================================================================


LIFE OF VIRGINIA SEPARATE ACCOUNT 4

Statements of Operations, Continued




                                                                                   Janus Aspen Series (continued)

                                                                                                Flexible             International
                                                                  Balanced                        Income                    Growth
                                                                  Portfolio                    Portfolio                 Portfolio

                                                                     Period from                     Period from       Period from
                                                                      October 11,                     October 13,      May 3, 1996
                                                       Year ended        1995 to      Year ended          1995 to               to
                                                     December 31,   December 31,    December 31,     December 31,     December 31,
                                                             1996           1995            1996             1995             1996
Investment income:
 Income - Dividends                                  $  283,521         12,299         288,802          20,133           54,433
 Expenses - Mortality and expense risk
    charges (note 3)                                    113,425          2,009          40,424             980           45,378
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income                                   170,096         10,290         248,378          19,153            9,055
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
  on investments:
 Net realized gain                                      122,576          9,364           4,524              29          187,391
 Unrealized appreciation (depreciation)
   on investments                                       920,620         37,909          68,898          (2,240)         586,615
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
  on investments                                      1,043,196         47,273          73,422          (2,211)         774,006
-----------------------------------------------------------------------------------------------------------------------------------
Increase in net assets from operations              $ 1,213,292         57,563         321,800          16,942          783,061
===================================================================================================================================

See accompanying notes to financial statements.

LIFE OF VIRGINIA SEPARATE ACCOUNT 4

Statements of  Changes in Net Assets




                                                                            Life of Virginia Series Fund, Inc.
                                                                       Common                               Government
                                                                     Stock Index                            Securities
                                                                      Portfolio                              Portfolio
                                                               Year ended December 31,                Year ended December 31,
                                                            1996         1995         1994        1996         1995       1994
Increase (decrease) in net assets
From operations:
   Net investment income                                $ 22,942,876     272,440      32,665    1,165,729     481,595     170,881
   Net realized gain (loss)                                1,510,464     345,068     (65,078)     (68,248)    (20,275)   (401,286)
   Unrealized appreciation
    (depreciation) on investments                        (16,204,375)  2,539,788      (8,702)    (995,503)    567,616    (216,822)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from operations          8,248,965   3,157,296     (41,115)     101,978   1,028,936    (447,227)
-----------------------------------------------------------------------------------------------------------------------------------
From capital transactions:
  Net premiums                                            18,225,715   7,357,078   1,724,390    3,734,757   1,619,783   2,890,849
  Transfers (to) from the general account of Life of
    Virginia:
     Death benefits                                          (77,864)   (143,652)    (10,380)     (76,802)    (44,216)    (14,693)
     Surrenders                                           (1,079,082)   (306,506)   (177,818)    (492,750)   (500,706)   (213,354)
     Cost of insurance and administrative expense
       (note 3)                                              (45,091)    (22,813)    (14,229)     (21,731)    (17,040)    (17,841)
     Transfer gain (loss) and transfer fees (note 3)           7,463      (8,822)     (1,218)       8,420      (9,439)      1,433
     Transfers (to) from the Guarantee Account (note 1)    3,139,208     695,771     (20,371)     135,548      60,927    (424,053)
  Interfund transfers                                      5,665,381   5,341,899     396,185      (65,339)  2,038,922    (797,830)
----------------------------------------------------------------------------------------------------------------------------------
Increase in net assets from capital transactions          25,835,730  12,912,955   1,896,559    3,222,103   3,148,231   1,424,511
----------------------------------------------------------------------------------------------------------------------------------
Increase in net assets                                    34,084,695  16,070,251   1,855,444    3,324,081   4,177,167     977,284
Net assets at beginning of year                           21,783,756   5,713,505   3,858,061    9,805,889   5,628,722   4,651,438
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $55,868,451  21,783,756   5,713,505   13,129,970   9,805,889   5,628,722
==================================================================================================================================









                                                                            Life of Virginia Series Fund, Inc.

                                                                     Money Market                           Total Return
                                                                       Portfolio                             Portfolio
                                                                 Year ended December 31,              Year ended December 31,
                                                              1996         1995           1994      1996        1995      1994
Increase (decrease) in net assets
From operations:
                     Net investment income              $  4,224,053      953,357      150,596   8,962,291   1,389,047    299,516
                     Net realized gain (loss)              1,686,452      312,501       56,347     614,446     308,073     52,519
                     Unrealized appreciation
                      (depreciation) on investments       (2,984,484)    (757,472)     (36,981) (6,827,262)  1,987,241   (190,731)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from operations          2,926,021      508,386      169,962   2,749,475   3,684,361    161,304
----------------------------------------------------------------------------------------------------------------------------------
From capital transactions:
  Net premiums                                           153,728,177   52,511,585   26,435,513   8,515,814   4,777,568  4,226,681
  Transfers (to) from the general account of Life of
    Virginia:
     Death benefits                                         (781,386)      (4,954)     (19,063)   (153,153)   (184,615)   (42,532)
     Surrenders                                           (8,255,412)  (2,099,100)  (2,204,998)   (946,894)   (685,070)  (477,463)
     Cost of insurance and administrative expense
       (note 3)                                              (78,769)     (17,072)     (30,941)    (51,588)    (40,610)   (34,693)
     Transfer gain (loss) and transfer fees (note 3)          28,173       52,426       11,405     (69,616)      5,627     25,934
     Transfers (to) from the Guarantee Account (note 1)    4,298,099    4,957,966   (2,851,523)    919,901     401,449   (436,022)
  Interfund transfers                                    (93,981,321) (30,878,764) (17,423,556)     75,151   2,419,115     92,268
----------------------------------------------------------------------------------------------------------------------------------
Increase in net assets from capital transactions          54,957,561   24,522,087    3,916,837   8,289,615   6,693,464  3,354,173
----------------------------------------------------------------------------------------------------------------------------------
Increase in net assets                                    57,883,582   25,030,473    4,086,799  11,039,090  10,377,825  3,515,477
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           32,303,591    7,273,118    3,186,319  22,555,371  12,177,546  8,662,069

Net assets at end of year                                $90,187,173   32,303,591    7,273,118  33,594,461  22,555,371 12,177,546
==================================================================================================================================

                                        19

LIFE OF VIRGINIA SEPARATE ACCOUNT 4

Statements of  Changes in Net Assets, Continued

                                                                                          Life of Virginia Series
                                                                                           Fund, Inc. (continued)

                                                                                International                   Real Estate
                                                                                   Equity                       Securities
                                                                                 Portfolio                      Portfolio
                                                                                      Period from                     Period from
                                                                                          May 23,                          May 2,
                                                                       Year ended         1995 to      Year ended         1995 to
                                                                     December 31,    December 31,    December 31,    December 31,
                                                                             1996            1995            1996            1995
Increase (decrease) in net assets
From operations:
  Net investment income                                            $      999,110         26,712       1,578,261           667,676
  Net realized gain                                                        86,537            646         299,159            24,928
  Unrealized appreciation (depreciation) on investments                   (11,119)        25,880       4,059,521         1,049,744
----------------------------------------------------------------------------------------------------------------------------------
Increase in net assets from operations                                  1,074,528         53,238       5,936,941         1,742,348
----------------------------------------------------------------------------------------------------------------------------------
From capital transactions:
  Net premiums                                                          2,563,735       332,761       2,949,990           301,414
  Transfers (to) from the general account of Life of Virginia:
      Death benefits                                                       (3,522)       (2,053)             --            (1,392)
      Surrenders                                                         (103,501)       (1,796)        (41,760)           (1,136)
      Cost of insurance and administrative expense (note 3)                (6,060)         (661)         (3,136)             (286)
      Transfer gain and transfer fees (note 3)                            (92,027)        1,565        (107,856)            1,212
      Capital contribution                                             10,925,561            --              --        10,000,000
      Transfers from the Guarantee Account (note 1)                       557,466       101,612         539,647            70,614
   Interfund transfers                                                  1,263,184     1,237,114       4,063,439           261,308
----------------------------------------------------------------------------------------------------------------------------------
Increase in net assets from capital transactions                       15,104,836     1,668,542       7,400,324        10,631,734
----------------------------------------------------------------------------------------------------------------------------------
Increase in net assets                                                 16,179,364     1,721,780      13,337,265        12,374,082

Net assets at beginning of period                                       1,721,780            --      12,374,082                --
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                        $   17,901,144     1,721,780      25,711,347        12,374,082
==================================================================================================================================

                                        20

LIFE OF VIRGINIA SEPARATE ACCOUNT 4

Statements of  Changes in Net Assets, Continued

                                                                                        Oppenheimer Variable Account Fund



                                                                                                   Money
                                                                                                   Fund
                                                                                           Year ended December 31,
                                                                                     1996            1995              1994
Increase (decrease) in net assets
From operations:
   Net investment income (expense)                                           $      134,874         239,141         175,902
   Net realized gain (loss)                                                              --               --             --
   Unrealized appreciation (depreciation) on investments                                 --               --             --
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from operations                                   134,874         239,141         175,902
----------------------------------------------------------------------------------------------------------------------------
From capital transactions:
   Net premiums                                                                       1,000       1,236,189       7,678,267
   Transfers (to) from the general account of Life of Virginia:
      Death benefits                                                                (25,650)             --              --
      Surrenders                                                                   (248,877)       (534,163)       (546,418)
      Cost of insurance and administrative expense (note 3)                          (7,741)        (12,911)        (18,965)
      Transfer gain (loss) and transfer fees (note 3)                                (6,711)        (10,807)         17,648
      Transfers (to) from the Guarantee Account (note 1)                            (72,686)       (522,980)       (386,202)
   Interfund transfers                                                           (1,858,335)     (3,724,005)     (1,087,392)
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital transactions                      (2,219,000)     (3,568,677)      5,656,938
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets                                                (2,084,126)     (3,329,536)      5,832,840

Net assets at beginning of year                                                   4,834,802       8,164,338       2,331,498
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                     $   2,750,676       4,834,802       8,164,338
============================================================================================================================



                                                                         Oppenheimer Variable Account Fund



                                                                                   Bond
                                                                                   Fund
                                                                          Year ended December 31,
                                                                        1996         1995        1994
Increase (decrease) in net assets
From operations:
   Net investment income (expense)                               $1,437,401      1,001,313      698,335
   Net realized gain (loss)                                         106,242         53,120      (47,152)
   Unrealized appreciation (depreciation) on investments           (442,815)     1,654,610   (1,076,673)
--------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from operations                 1,100,828      2,709,043     (425,490)
--------------------------------------------------------------------------------------------------------
From capital transactions:
   Net premiums                                                   6,447,661      3,897,393    5,611,237
   Transfers (to) from the general account of Life of Virginia:
      Death benefits                                               (255,232)      (103,070)    (186,474)
      Surrenders                                                 (1,174,644)    (1,044,752)    (413,064)
      Cost of insurance and administrative expense (note 3)         (47,633)       (43,224)     (37,823)
      Transfer gain (loss) and transfer fees (note 3)                15,212        (70,035)     (16,223)
      Transfers (to) from the Guarantee Account (note 1)          1,424,034        277,812     (532,602)
   Interfund transfers                                            1,248,636      1,434,738      385,204
--------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital transactions       7,658,034      4,348,862    4,810,255
--------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets                                 8,758,862      7,057,905    4,384,765

Net assets at beginning of year                                  22,880,079     15,822,174   11,437,409
--------------------------------------------------------------------------------------------------------
Net assets at end of year                                       $31,638,941     22,880,079   15,822,174
========================================================================================================


                                                                     Oppenheimer Variable Account Fund


                                                             Capital
                                                           Appreciation                                    Growth
                                                             Fund                                           Fund
                                                     Year ended December 31,                      Year ended December 31,
                                                  1996         1995           1994             1996          1995        1994
Increase (decrease) in net assets
From operations:
   Net investment income (expense)          $ 4,562,994     (536,250)    3,559,221       2,510,530       127,293      (20,598)
   Net realized gain (loss)                   6,301,279    1,666,666      (295,786)      1,959,742       739,151      156,193
   Unrealized appreciation
    (depreciation) on investments             7,478,382   18,977,772    (5,974,329)      5,568,726     5,287,316     (131,358)
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in
   net assets from operations                18,342,655   20,108,188    (2,710,894)     10,038,998     6,153,760        4,237
------------------------------------------------------------------------------------------------------------------------------
From capital transactions:
   Net premiums                              35,523,585   13,056,769    33,580,537      15,322,231     8,623,363    3,884,748
   Transfers (to) from the general
     account of Life of Virginia:
      Death benefits                           (577,949)    (315,870)      (93,328)       (246,052)      (11,683)      (9,773)
      Surrenders                             (5,679,609)  (3,725,572)     (995,422)     (1,802,707)     (531,276)    (515,377)
      Cost of insurance and administrative
        expense (note 3)                       (237,053)    (179,980)     (140,228)        (79,593)      (49,718)     (33,196)
      Transfer gain (loss) and
        transfer fees (note 3)                 (234,268)    (110,449)     (217,849)         (9,390)       (2,381)      (9,445)
      Transfers (to) from the
        Guarantee Account (note 1)            5,093,547      910,511      (361,814)      2,323,647       807,793      (99,892)
   Interfund transfers                       16,982,928      899,125     5,252,436       8,265,699     5,644,624      703,654
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
   from capital transactions                 50,871,181   10,534,534    37,024,332      23,773,835    14,480,722    3,920,719
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets            69,213,836   30,642,722    34,313,438      33,812,833    20,634,482    3,924,956

Net assets at beginning of year              89,630,345   58,987,623    24,674,185      34,046,536    13,412,054    9,487,098
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                  $158,844,181   89,630,345    58,987,623      67,859,369    34,046,536   13,412,054
==============================================================================================================================

LIFE OF VIRGINIA SEPARATE ACCOUNT 4

Statements of  Changes in Net Assets, Continued




                                                                     Oppenheimer Variable Account Fund
                                                          High                                   Multiple
                                                         Income                                 Strategies
                                                          Fund                                     Fund
                                                  Year ended December 31,                  Year ended December 31,
                                             1996         1995           1994         1996          1995        1994
Increase (decrease) in net assets
From operations:
   Net investment income                  $  5,561,338    3,110,351  1,622,951      2,771,962     2,110,596    1,182,521
   Net realized gain (loss)                    763,575     (105,319)  (231,920)       701,256       353,442      173,683
   Unrealized appreciation
     (depreciation) on investments           2,079,281    2,497,291 (2,323,932)     2,786,345     3,750,075   (2,203,089)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
   from operations                           8,404,194    5,502,323   (932,901)     6,259,563     6,214,113     (846,885)
------------------------------------------------------------------------------------------------------------------------
From capital transactions:
   Net premiums                             22,356,655   11,530,804 16,369,336      8,520,761     4,566,130   10,981,087
   Transfers (to) from the general
     account of Life of Virginia:
     Death benefits                           (693,092)     (69,961)   (55,784)      (389,751)     (183,215)    (122,743)
     Surrenders                             (2,655,530)  (1,461,891)  (757,957)    (2,097,537)   (1,641,635)    (903,275)
     Cost of insurance and administrative
       expense (note 3)                       (100,320)     (73,580)   (62,628)      (104,392)      (93,990)     (83,415)
     Transfer gain (loss) and transfer
       fees (note 3)                           (25,953)     144,255    (34,514)       (27,395)      (65,699)     (24,108)
     Tranfers (to) from the Guarantee
       Account (note 1)                      3,777,050    1,497,477   (523,877)     1,507,791       282,847     (564,250)
   Interfund transfers                       9,730,803    2,860,809   (888,148)       198,943       787,704    1,327,916
------------------------------------------------------------------------------------------------------------------------
Increase in net assets from
  capital transactions                      32,389,613   14,427,913 13,046,428      7,608,420     3,652,142   10,611,212
------------------------------------------------------------------------------------------------------------------------
Increase in net assets                      40,793,807   19,930,236 12,113,527     13,867,983     9,866,255    9,764,327

Net assets at beginning of year             44,968,830   25,038,594 12,925,067     40,250,929    30,384,674   20,620,347
------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                 $ 85,762,637   44,968,830 25,038,594     54,118,912    40,250,929   30,384,674
========================================================================================================================

                                                22

LIFE OF VIRGINIA SEPARATE ACCOUNT 4

Statements of  Changes in Net Assets, Continued

                                                                                    Variable Insurance Products Fund

                                                                                            Money Market
                                                                                              Portfolio
                                                                                        Year ended December 31,
                                                                                    1996        1995          1994
Increase (decrease) in net assets
From operations:
  Net investment income (expense)                                         $   1,272,122      2,620,588     1,510,146
  Net realized gain (loss)                                                       --              --               --
  Unrealized appreciation (depreciation) on investments                          --              --               --
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from operations                             1,272,122      2,620,588     1,510,146
--------------------------------------------------------------------------------------------------------------------
From capital transactions:
  Net premiums                                                                  117,921     36,176,530    79,067,408
  Transfers (to) from the general account of Life of Virginia:
     Death benefits                                                            (458,667)       103,982    (1,460,159)
     Surrenders                                                              (2,213,343)    (4,660,173)   (3,367,219)
     Cost of insurance and administrative expense (note 3)                      (65,257)      (121,073)     (146,671)
     Transfer gain (loss) and transfer fees (note 3)                           (204,381)        49,754       (20,591)
     Transfers (to) from the Guarantee Account (note 1)                        (661,457)      (141,309)   (6,872,564)
  Interfund transfers                                                       (23,959,305)   (47,938,008)  (25,417,768)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital transactions                 (27,444,489)   (16,530,297)   41,782,436
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets                                           (26,172,367)   (13,909,709)   43,292,582

Net assets at beginning of year                                              48,156,015     62,065,724    18,773,142
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                $   21,983,648     48,156,015    62,065,724
====================================================================================================================




                                                                          Variable Insurance Products Fund
                                                                                           High
                                                                                          Income
                                                                                         Portfolio
                                                                                  Year ended December 31,
                                                                              1996          1995          1994
Increase (decrease) in net assets
From operations:
  Net investment income (expense)                                     $ 2,447,710       847,430        663,509
  Net realized gain (loss)                                                479,085       425,760       (100,779)
  Unrealized appreciation (depreciation) on investments                   308,688     2,702,738       (890,395)
----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from operations                       3,235,483     3,975,928       (327,665)
----------------------------------------------------------------------------------------------------------------
From capital transactions:
  Net premiums                                                           (248,987)    7,262,170      8,930,853
  Transfers (to) from the general account of Life of Virginia:
     Death benefits                                                       (33,131)     (117,911)       (23,586)
     Surrenders                                                        (1,859,776)     (953,927)      (317,616)
     Cost of insurance and administrative expense (note 3)                (54,571)      (51,018)       (36,445)
     Transfer gain (loss) and transfer fees (note 3)                      (14,545)      (10,918)       (47,417)
     Transfers (to) from the Guarantee Account (note 1)                  (109,624)      860,461       (281,733)
  Interfund transfers                                                  (7,008,575)    4,509,566       (116,753)
----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital transactions            (9,329,209)   11,498,423      8,107,303
----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets                                      (6,093,726)   15,474,351      7,779,638

Net assets at beginning of year                                        30,894,827    15,420,476      7,640,838
----------------------------------------------------------------------------------------------------------------
Net assets at end of year                                             $24,801,101    30,894,827     15,420,476
================================================================================================================

                                                                               Variable Insurance Products Fund
                                                            Equity--
                                                            Income                                          Growth
                                                            Portfolio                                     Portfolio
                                                       Year ended December 31,                       Year ended December 31,
                                                    1996          1995          1994            1996           1995         1994
Increase (decrease) in net assets
From operations:
  Net investment income (expense)              $ 8,352,818     7,899,366     3,773,122     11,069,102     (1,129,143)    3,100,517
  Net realized gain (loss)                       9,394,625     4,284,587       284,694      9,229,819      7,510,176       424,903
  Unrealized appreciation
    (depreciation) on investments               23,601,942    37,953,951      (106,600)     6,990,625     29,804,134    (3,300,969)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net
    assets from operations                      41,349,385    50,137,904     3,951,216     27,289,546     36,185,167       224,451
-----------------------------------------------------------------------------------------------------------------------------------
From capital transactions:
  Net premiums                                  91,217,558    63,044,040    43,319,748     40,351,417     35,842,400    38,436,463
  Transfers (to) from the
   general account of Life of Virginia:
     Death benefits                             (2,317,929)     (623,306)     (890,708)    (1,395,457)      (338,418)     (266,922)
     Surrenders                                (12,923,609)   (7,390,359)   (1,798,386)    (8,362,725)    (5,531,711)   (2,014,772)
     Cost of insurance and
       administrative expense (note 3)            (565,181)     (384,060)     (224,723)      (441,506)      (345,393)     (244,798)
     Transfer gain (loss) and
       transfer fees (note 3)                      (81,577)     (128,097)       45,914       (243,398)        13,309       (94,035)
     Transfers (to) from the
       Guarantee Account (note 1)               14,669,920     8,592,478      (707,930)     7,334,280      3,842,828      (241,053)
  Interfund transfers                           12,688,430    43,164,815    13,086,320     (3,259,632)    18,922,427     6,890,505
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
 from capital transactions                     102,687,612   106,275,511    52,830,235     33,982,979     52,405,442    42,465,388
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets              144,036,997   156,413,415    56,781,451     61,272,525     88,590,609    42,689,839

Net assets at beginning of year                261,261,605   104,848,190    48,066,739    190,272,842    101,682,233    58,992,394
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $405,298,602   261,261,605   104,848,190    251,545,367    190,272,842   101,682,233
===================================================================================================================================

LIFE OF VIRGINIA SEPARATE ACCOUNT 4

Statements of  Changes in Net Assets, Continued




                                                                                Variable Insuracne Products Fund

                                                                                       Overseas
                                                                                       Portfolio


                                                                                      Year ended December 31,
                                                                               1996            1995          1994
Increase (decrease) in net assets
From operations:
    Net investment income (expense)                                  $     1,063,898       (355,173)     (553,616)
    Net realized gain                                                      2,693,770        734,798       810,922
    Unrealized appreciation (depreciation) on investments                  7,585,836      6,428,977    (1,667,636)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from operations                         11,343,504      6,808,602    (1,410,330)

---------------------------------------------------------------------------------------------------------------------
From capital transactions:
   Net premiums                                                           11,020,984     10,634,049    47,044,690
   Transfers (to) from the general account of Life of Virginia:
      Death benefits                                                        (528,522)      (556,976)     (171,446)
      Surrenders                                                          (3,972,175)    (3,063,268)   (1,164,675)
      Cost of insurance and administrative expense (note 3)                 (214,759)      (208,318)     (185,276)
      Transfer gain (loss) and transfer fees (note 3)                        (85,300)       (53,050)        2,802
      Transfers (to) from Gurantee Account (note 1)                        3,116,987        590,771      (114,884)
   Interfund transfers                                                    (4,620,473)    (7,084,976)   12,111,215
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital transactions                4,716,742        258,232    57,522,426
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets                                         16,060,246      7,066,834    56,112,096

Net assets at beginning of period                                         91,275,007     84,208,173    28,096,077
---------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                          $   107,335,253     91,275,007    84,208,173
=====================================================================================================================




                                                                             Variable Insurance Products Fund II
                                                                            Asset
                                                                           Manager                            Contrafund
                                                                          Portfolio                            Portfolio



                                                                                                                        Period from
                                                                                                                         January 5,
                                                                                                       Year ended         1995 to
                                                                       Year ended December 31,        December 31,      December 31,
                                                                   1996          1995          1994       1996              1995
Increase (decrease) in net assets
From operations:
    Net investment income (expense)                             $23,741,639     4,159,147    11,038,077      (688,227)      460,166
    Net realized gain                                             7,507,674     1,958,733       275,628     2,738,082       905,255
    Unrealized appreciation (depreciation) on investments        23,008,153    55,306,129   (40,761,110)   17,275,767     4,218,866
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from operations                54,257,466    61,424,009   (29,447,405)   19,325,622     5,584,287
-----------------------------------------------------------------------------------------------------------------------------------
From capital transactions:
   Net premiums                                                  15,580,792    21,217,331   210,283,774    41,520,289    26,666,752
   Transfers (to) from the general account of Life of Virginia:
      Death benefits                                             (3,090,108)   (2,849,779)   (1,132,025)     (569,391)      (17,699)
      Surrenders                                                (23,863,347)  (23,760,769)  (13,957,293)   (3,409,236)     (676,614)
      Cost of insurance and administrative expense (note 3)      (1,159,170)   (1,245,010)   (1,320,021)     (139,550)      (42,327)
      Transfer gain (loss) and transfer fees (note 3)            (2,150,299)     (305,606)     (598,560)       (6,491)      (28,134)
      Transfers (to) from Gurantee Account (note 1)               2,112,849    (7,015,144)   (6,414,358)    8,894,897     4,851,438
   Interfund transfers                                          (31,512,425)  (58,702,053)    7,913,872    15,486,630    25,426,220
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital transactions     (44,081,708)  (72,661,030)  194,775,389    61,777,148    56,179,636
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets                                10,175,758   (11,237,021)  165,327,984    81,102,770    61,763,923

Net assets at beginning of period                               425,662,411   436,899,432   271,571,448    61,763,923            --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                    $435,838,169   425,662,411   436,899,432   142,866,693    61,763,923
===================================================================================================================================


LIFE OF VIRGINIA SEPARATE ACCOUNT 4

Statements of  Changes in Net Assets, Continued

                                                                                         Advisors Management Trust
                                                                                               Balanced
                                                                                               Portfolio
                                                                                          Year ended December 31,
                                                                                       1996      1995          1994
Increase (decrease) in net assets
From operations:
   Net investment income                                                  $      4,845,109        362,981      856,937
   Net realized gain (loss)                                                        419,822        895,552      369,206
   Unrealized appreciation (depreciation) on investments                        (3,501,201)     5,264,633   (2,580,253)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from operations                                1,763,730      6,523,166   (1,354,110)
-----------------------------------------------------------------------------------------------------------------------
From capital transactions:
   Net premiums                                                                        --       2,535,815    4,905,972
   Transfers (to) from the general account of Life of Virginia:
      Death benefits                                                              (191,199)      (153,937)    (222,647)
      Surrenders                                                                (2,074,244)    (1,503,514)    (850,409)
      Cost of insurance and administrative expense (note 3)                        (82,124)       (88,114)     (87,021)
      Transfer gain (loss) and transfer fees (note 3)                              (12,205)         7,049       (6,823)
      Transfers (to) from the Guarantee Account (note 1)                           (37,694)      (134,229)    (303,659)
   Interfund transfers                                                          (3,810,712)    (2,179,193)  (1,980,780)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital transactions                     (6,208,178)    (1,516,123)   1,454,633
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets                                               (4,444,448)     5,007,043      100,523

Net assets at beginning of year                                                 35,206,912     30,199,869   30,099,346
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                  $    30,762,464     35,206,912   30,199,869
======================================================================================================================



                                                                         Advisors Management Trust
                                                              Bond                                    Growth
                                                           Portfolio                                 Portfolio
                                                      Year ended December 31,                   Year ended December 31,
                                                 1996           1995        1994            1996          1995          1994
Increase (decrease) in net assets
From operations:
   Net investment income                      $1,079,940        747,631      474,065      1,006,044       119,532     739,878
   Net realized gain (loss)                     (136,701)        45,793     (487,357)       315,046       242,067     (88,698)
   Unrealized appreciation
     (depreciation) on investments              (646,673)       816,276     (236,796)      (363,320)    1,957,190  (1,043,018)
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net
  assets from operations                         296,566      1,609,700     (250,088)       957,770     2,318,789    (391,838)
------------------------------------------------------------------------------------------------------------------------------
From capital transactions:
   Net premiums                                     --        4,761,820   26,294,787          4,370     2,833,430   2,626,919
   Transfers (to) from the general
     account of Life of Virginia:
      Death benefits                           (225,838)        (7,505)     (95,897)       (56,431)      (78,819)     (9,898)
      Surrenders                               (366,908)      (522,591)    (440,989)      (415,296)     (251,354)   (120,880)
      Cost of insurance and administrative
        expense (note 3)                        (24,278)       (37,167)     (59,746)       (25,172)      (23,723)    (17,468)
      Transfer gain (loss) and
        transfer fees (note 3)                   (9,665)       (23,158)     (26,596)       (10,420)         (697)      4,278
      Transfers (to) from the
        Guarantee Account (note 1)              (92,797)       798,511   (1,028,597)       (14,970)       36,976     (65,829)
   Interfund transfers                       (5,700,964)    (9,447,152) (16,482,327)    (3,652,818)    1,961,133  (1,243,094)
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  capital transactions                       (6,420,450)    (4,477,242)   8,160,635     (4,170,737)    4,476,946   1,174,028
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets            (6,123,884)    (2,867,542)   7,910,547     (3,212,967)    6,795,735     782,190

Net assets at beginning of year              15,845,921     18,713,463   10,802,916     13,715,063     6,919,328   6,137,138
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                    $9,722,037     15,845,921   18,713,463     10,502,096    13,715,063   6,919,328
==============================================================================================================================

LIFE OF VIRGINIA SEPARATE ACCOUNT 4

Statements of  Changes in Net Assets, Continued


                                                            Federated Investors Insurance
                                                                      Series
                                                American            High Income
                                                 Leaders              Bond                      Utility
                                                 Fund II             Fund II                    Fund II

                                                                           Period from                    Period from
                                             Period from                   February 3,                    January 27,
                                          May 6, 1996 to     Year ended        1995 to      Year ended        1995 to
                                            December 31,   December 31,   December 31,    December 31,   December 31,
                                                    1996           1996           1995            1996           1995
Increase (decrease) in net assets
From operations:
  Net investment income (expense)              $   3,974        491,956         38,880          523,302       162,247
  Net realized gain (loss)                        29,680         31,769          3,368          336,527        90,613
  Unrealized appreciation (depreciation)
    on investments                               162,046        424,014         26,388        1,113,241       914,307
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
  from operations                                195,700        947,739         68,636        1,973,070     1,167,167
---------------------------------------------------------------------------------------------------------------------
From capital transactions:
  Net premiums                                 2,249,062      4,468,263      1,448,946        7,032,730     4,723,697
  Transfers (to) from the general
    account of Life of Virginia:
       Death benefits                                 --        (42,084)            --         (172,666)            --
       Surrenders                                (28,376)      (428,701)       (12,805)        (708,499)     (150,715)
       Cost of insurance and administrative
         expense (note 3)                           (522)        (5,233)          (601)         (25,376)       (7,470)
       Transfer gain (loss) and
         transfer fees (note 3)                    4,221            (43)         5,535           11,752          (650)
       Transfers from the Guarantee
         Account (note 1)                        146,563        670,397        200,240        1,313,211       982,260
  Interfund transfers                          1,208,370      6,113,878        235,916          830,436     5,539,763
--------------------------------------------------------------------------------------------------------------------
Increase in net assets from
  capital transactions                         3,579,318     10,776,477      1,877,231        8,281,588    11,086,885
--------------------------------------------------------------------------------------------------------------------
Increase in net assets                         3,775,018     11,724,216      1,945,867       10,254,658    12,254,052

Net assets at beginning of period                     --      1,945,867             --       12,254,052            --
--------------------------------------------------------------------------------------------------------------------
Net assets at end of period                  $ 3,775,018     13,670,083      1,945,867       22,508,710    12,254,052
====================================================================================================================




                                                                                              Alger American

                                                                              Small
                                                                               Cap                            Growth
                                                                             Portfolio                       Portfolio

                                                                                    Period from                     Period from
                                                                                     October 3,                      October 4,
                                                                    Year ended          1995 to      Year ended         1995 to
                                                                  December 31,      December 31,    December 31,    December 31,
                                                                          1996             1995            1996            1995
Increase (decrease) in net assets
From operations:
  Net investment income (expense)                                    $ (308,795)          (9,745)        309,982          (6,776)
  Net realized gain (loss)                                             (122,299)         (20,417)        315,644          (2,380)
  Unrealized appreciation (depreciation) on investments                 (80,937)         (25,048)      2,224,353          27,240
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from operations                      (512,031)         (55,210)      2,849,979          18,084
--------------------------------------------------------------------------------------------------------------------------------
From capital transactions:
  Net premiums                                                       25,934,981        3,369,922      21,518,317       2,632,716
  Transfers (to) from the general account of Life of Virginia:
       Death benefits                                                  (167,439)             --          (22,815)             --
       Surrenders                                                      (837,016)         (18,166)       (539,265)         (4,789)
       Cost of insurance and administrative expense (note 3)            (32,819)          (1,420)        (26,996)           (895)
       Transfer gain (loss) and transfer fees (note 3)                  (18,410)           7,625         (32,858)          1,883
       Transfers from the Guarantee Account (note 1)                  5,067,731          298,188       3,628,084         (47,006)
  Interfund transfers                                                10,297,239        3,969,177      11,823,073       2,922,881
--------------------------------------------------------------------------------------------------------------------------------
Increase in net assets from capital transactions                     40,244,267        7,625,326      36,347,540       5,504,790
--------------------------------------------------------------------------------------------------------------------------------
Increase in net assets                                               39,732,236        7,570,116      39,197,519       5,522,874

Net assets at beginning of period                                     7,570,116              --        5,522,874              --
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                         $47,302,352        7,570,116      44,720,393       5,522,874
================================================================================================================================

LIFE OF VIRGINIA SEPARATE ACCOUNT 4

Statements of  Changes in Net Assets, Continued


======================================================================================================
                                                                          Janus Aspen Series
                                                                --------------------------------------
                                                                             Aggressive
                                                                               Growth
                                                                             Portfolio
                                                                --------------------------------------
                                                                            Year ended
                                                                           December 31,
                                                                      1996        1995        1994
------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
  Net investment income (expense)                               $   (124,804)     237,054      40,931
  Net realized gain                                                3,422,984    1,735,504     117,926
  Unrealized appreciation (depreciation) on investments              109,555    7,840,280   1,778,397
------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from operations                  3,407,735    9,812,838   1,937,254
------------------------------------------------------------------------------------------------------
From capital transactions:
  Net premiums                                                    17,880,226   16,756,982  11,040,719
  Transfers (to) from the general account of Life of Virginia:
     Death benefits                                                 (394,284)     (86,506)    (46,281)
     Surrenders                                                   (2,851,517)  (1,216,524)   (143,136)
     Cost of insurance and administrative expense (note 3)          (112,813)     (73,928)    (27,618)
     Transfer gain (loss) and transfer fees (note 3)                 (40,003)      38,529      16,650
     Transfers (to) from the Guarantee Account (note 1)            3,328,781    2,434,875    (194,133)
  Interfund transfers                                              8,025,078    7,553,096   5,460,535
------------------------------------------------------------------------------------------------------
Increase in net assets from capital transactions                  25,835,468   25,406,524  16,106,736
------------------------------------------------------------------------------------------------------
Increase in net assets                                            29,243,203   35,219,362  18,043,990

Net assets at beginning of year                                   54,720,334   19,500,972   1,456,982
------------------------------------------------------------------------------------------------------
Net assets at end of year                                       $ 83,963,537   54,720,334  19,500,972
======================================================================================================



=========================================================================================================
                                                                            Janus Aspen Series
                                                                -----------------------------------------

                                                                                   Growth
                                                                                  Portfolio
                                                                 ---------------------------------------
                                                                                 Year ended
                                                                                 December 31,
                                                                      1996        1995            1994
---------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
  Net investment income (expense)                               $ 1,820,512     1,088,723      (149,155)
  Net realized gain                                               4,286,543     1,220,855       141,619
  Unrealized appreciation (depreciation) on investments          11,457,707    11,886,046        75,874
---------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from operations                17,564,762    14,195,624        68,338
---------------------------------------------------------------------------------------------------------
From capital transactions:
  Net premiums                                                   35,456,497    20,907,687    23,804,072
  Transfers (to) from the general account of Life of Virginia:
     Death benefits                                                (483,092)     (292,563)      (88,205)
     Surrenders                                                  (3,747,509)   (1,304,563)     (335,606)
     Cost of insurance and administrative expense (note 3)         (199,595)     (125,440)      (70,249)
     Transfer gain (loss) and transfer fees (note 3)               (208,664)      (42,445)      (30,507)
     Transfers (to) from the Guarantee Account (note 1)           7,027,293     2,397,459       (64,235)
  Interfund transfers                                            11,381,396    14,146,981     5,733,375
---------------------------------------------------------------------------------------------------------
Increase in net assets from capital transactions                 49,226,326    35,687,116    28,948,645
---------------------------------------------------------------------------------------------------------
Increase in net assets                                           66,791,088    49,882,740    29,016,983

Net assets at beginning of year                                  84,905,484    35,022,744     6,005,761
---------------------------------------------------------------------------------------------------------
Net assets at end of year                                      $151,696,572    84,905,484    35,022,744
=========================================================================================================




==========================================================================================================
                                                                              Janus Aspen Series
                                                                ------------------------------------------
                                                                                Worldwide
                                                                                 Growth
                                                                                Portfolio
                                                                   ---------------------------------------
                                                                               Year ended
                                                                               December 31,
                                                                        1996        1995           1994
----------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
  Net investment income (expense)                               $      676,021     (252,038)     (201,068)
  Net realized gain                                                  5,069,677      439,501     1,394,128
  Unrealized appreciation (depreciation) on investments             18,944,795    9,549,318    (1,349,019)
----------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from operations                   24,690,493    9,736,781      (155,959)
----------------------------------------------------------------------------------------------------------
From capital transactions:
  Net premiums                                                      45,862,046   14,202,159    17,754,295
  Transfers (to) from the general account of Life of Virginia:
     Death benefits                                                   (407,146)    (146,748)      (74,067)
     Surrenders                                                     (2,394,900)  (1,173,774)     (321,790)
     Cost of insurance and administrative expense (note 3)            (172,873)     (87,512)      (53,600)
     Transfer gain (loss) and transfer fees (note 3)                  (183,599)     (23,608)      (34,313)
     Transfers (to) from the Guarantee Account (note 1)              8,313,366    1,874,804        40,818
  Interfund transfers                                               42,049,450    7,110,222     7,084,163
----------------------------------------------------------------------------------------------------------
Increase in net assets from capital transactions                    93,066,344   21,755,543    24,395,506
----------------------------------------------------------------------------------------------------------
Increase in net assets                                             117,756,837   31,492,324    24,239,547

Net assets at beginning of year                                     59,653,861   28,161,537     3,921,990
----------------------------------------------------------------------------------------------------------
Net assets at end of year                                        $ 177,410,698   59,653,861    28,161,537
==========================================================================================================

LIFE OF VIRGINIA SEPARATE ACCOUNT 4

Statements of  Changes in Net Assets, Continued


==================================================================================================================================
                                                                                   Janus Aspen Series (continued)
                                                              --------------------------------------------------------------------
                                                                                                   Flexible          International
                                                                       Balanced                     Income                  Growth
                                                                       Portfolio                   Portfolio             Portfolio
                                                              --------------------------  --------------------------   -----------
                                                                             Period from                 Period from   Period from
                                                                             October 11,                 October 13,   May 3, 1996
                                                                 Year ended      1995 to    Year ended       1995 to            to
                                                               December 31, December 31,  December 31,  December 31,  December 31,
                                                                       1996         1995          1996          1995          1996
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
  Net investment income                                       $     170,096       10,290       248,378        19,153         9,055
  Net realized gain                                                 122,576        9,364         4,524            29       187,391
  Unrealized appreciation (depreciation) on investments             920,620       37,909        68,898        (2,240)      586,615
----------------------------------------------------------------------------------------------------------------------------------
Increase in net assets from operations                            1,213,292       57,563       321,800        16,942       783,061
----------------------------------------------------------------------------------------------------------------------------------
From capital transactions:
  Net premiums                                                    8,643,527      619,039     2,591,080       312,671     4,654,797
  Transfers (to) from the general account of Life of Virginia:
     Death benefits                                                 (37,496)          -             -             -
     Surrenders                                                    (271,087)     (61,992)      (29,518)         (451)      (51,116)
     Cost of insurance (note 3)                                      (7,301)        (379)       (2,717)         (111)       (3,441)
     Transfer gain (loss) and transfer fees (note 3)                  5,413         (240)         (413)          179         3,766
     Transfer (to) from the Guarantee Account (note 1)            1,091,622      210,233       345,536        41,646       935,954
  Interfund transfers                                             3,850,513    1,147,007       992,086       419,589     7,189,157
----------------------------------------------------------------------------------------------------------------------------------
Increase in net assets from capital transactions                 13,275,191    1,913,668     3,896,054       773,523    12,729,117
----------------------------------------------------------------------------------------------------------------------------------
Increase in net assets                                           14,488,483    1,971,231     4,217,854       790,465    13,512,178

Net assets at beginning of period                                 1,971,231           -        790,465           -             -
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                   $  16,459,714    1,971,231     5,008,319       790,465    13,512,178
==================================================================================================================================

See accompanying notes to financial statements.

LIFE OF VIRGINIA SEPARATE ACCOUNT 4


Notes to Financial Statements

December 31, 1996

==============================================================================

     (1)    DESCRIPTION OF ENTITY

            Life of Virginia Separate Account 4 (the Account) is a separate investment account established in 1987 by The Life Insurance Company of Virginia (Life of Virginia) under the laws of the Commonwealth of Virginia. The Account operates as a unit investment trust under the Investment Company Act of 1940. The Account is used to fund certain benefits for flexible premium variable deferred annuity life insurance policies issued by Life of Virginia. As of April 1, 1996, Life of Virginia is a wholly-owned subsidiary of GNA Corporation, which is a wholly-owned subsidiary of General Electric Capital Corporation. Prior to April 1, 1996, Life of Virginia was an indirect wholly-owned subsidiary of Aon Corporation (Aon).

            In May 1996, two new investment subdivisions were added to the Account, for both Type I and II policies. One of these subdivisions, the International Growth Portfolio, invests solely in a designated portfolio of the Janus Aspen Series, a series type mutual fund. The other new subdivision, the American Leaders Fund II, invests solely in a designated portfolio of the Federated Investors Insurance Series, a series type mutual fund. During 1995, nine new investment subdivisions were added to the Account, for both Type I and Type II policies. The Utility Fund II and High Income Bond Fund II each invests solely in a designated portfolio of the Federated Investors Insurance Series, a series type mutual fund. The Contrafund Portfolio invests solely in a designated portfolio of the Variable Insurance Products Fund II, a series type mutual fund. The International Equity Portfolio and the Real Estate Securities Portfolio each invests solely in a designated portfolio of Life of Virginia Series Fund, Inc., a series type mutual fund. The Balanced Portfolio and Flexible Income Portfolio each invests solely in a designated portfolio of the Janus Aspen Series, a series type mutual fund. The Growth Portfolio and Small Cap Portfolio each invests solely in a designated portfolio of the Alger American Fund, a series type mutual fund.

            In November 1995, six subdivisions were closed to new money for both Type I and Type II policies. For each policy type, three of these subdivisions, the Balanced Portfolio, Bond Portfolio, and Growth Portfolio each invests solely in a designated portfolio of the Advisers Management Trust, a series type mutual fund. The fourth and fifth closed subdivisions, the Money Market Portfolio and High Income Portfolio, each invests solely in a designated portfolio of the Variable Insurance Products Fund, a series type mutual fund. The sixth closed subdivision, the Money Fund invests solely in a designated portfolio of the Oppenheimer Variable Account Funds, a series type mutual fund.

            Policyowners may transfer cash values between the Account's portfolios and the Guarantee Account that is part of the general account of Life of Virginia. Amounts transferred to the Guarantee Account earn interest at the interest rate in effect at the time of such transfer and remain in effect for one year, after which a new rate may be declared.

                                                                (continued)
                                    29

LIFE OF VIRGINIA SEPARATE ACCOUNT 4

Notes to Financial Statements


===========================================================================

     (2)    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

            UNIT CLASSES

            There are two unit classes included in the Account. Type I units are sold under policy form P1140 and P1141. Type II units are sold under policy forms P1142, P1142N and P1143. Type II unit sales began in the third quarter of 1994.

            INVESTMENTS

            Investments are stated at fair value which is based on the underlying net asset value per share of the respective portfolios or funds. Purchases and sales of investments are recorded on the trade date. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last business day in the applicable year or period.

            The aggregate cost of investments acquired and the aggregate proceeds of investments sold, for the year or period ended December 31, 1996 were:

                                                                Cost of         Proceeds
                                                                 Shares             from
Fund/Portfolio                                                 Acquired      Shares Sold
-----------------------------------------------------------------------------------------
Life of Virginia Series Fund, Inc.:
     Common Stock Index                                  $   36,692,341       11,432,318
     Government Securities                                   10,166,532        7,107,213
     Money Market                                           391,196,364      320,815,562
     Total Return                                            14,983,042        6,885,672
     International Equity                                    17,478,593        2,392,057
     Real Estate Securities                                   9,552,202        1,984,313

Oppenheimer Variable Account Fund:
     Money                                                      409,499        2,486,649
     Bond                                                    16,439,807        7,336,076
     Capital Appreciation                                    88,810,248       33,430,618
     Growth                                                  38,577,404       12,290,558
     High Income                                             69,670,128       31,594,537
     Multiple Strategies                                     17,675,982        7,308,232

Variable Insurance Products Fund:
     Money Market                                             5,800,488       32,080,726
     High Income                                              3,660,044       10,528,929
     Equity-Income                                          181,615,544       70,351,272
     Growth                                                 107,512,949       62,292,603
     Overseas                                                34,150,165       28,339,524

Variable Insurance Products Fund II:
     Asset Manager                                           61,300,567       81,645,379
     Contrafund                                              90,161,281       29,333,769
-----------------------------------------------------------------------------------------

                                                                   (continued)

LIFE OF VIRGINIA SEPARATE ACCOUNT 4

Notes to Financial Statements


===============================================================================

     (2)    CONTINUED


                                                        Cost of       Proceeds
                                                         Shares           from
Fund/Portfolio                                         Acquired    Shares Sold
-------------------------------------------------------------------------------

Advisers Management Trust:
     Balanced                                         5,655,090      6,936,160
     Bond                                             1,830,648      7,157,297
     Growth                                           1,244,527      4,399,296
Federated Investors Insurance Series:
     American Leaders                                 3,953,558        418,490
     High Income Bond                                14,357,897      3,076,071
     Utility                                         15,642,812      6,776,198
Alger American:
     Small Cap                                       61,955,161     22,013,976
     Growth                                          50,723,947     13,854,932
Janus Aspen Series:
     Aggressive Growth                               46,001,651     20,237,777
     Growth                                          77,939,677     26,907,321
     Worldwide Growth                               123,483,783     29,699,308
     Balanced                                        16,888,386      3,423,052
     Flexible Income                                  5,308,689      1,139,810
     International Growth                            15,855,069      3,342,387
-------------------------------------------------------------------------------


            FEDERAL INCOME TAXES

            The Account is not taxed separately because the operations of the Account are part of the total operations of Life of Virginia. Life of Virginia is taxed as a life insurance company under the Internal Revenue Code (the Code). Life of Virginia is included in the General Electric Capital Assurance Company consolidated federal income tax return. The Account will not be taxed as a regulated investment company under subchapter M of the Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

            USE OF ESTIMATES

            The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

                                                                  (continued)
                                       31

LIFE OF VIRGINIA SEPARATE ACCOUNT 4

Notes to Financial Statements


================================================================================



     (3)    RELATED PARTY TRANSACTIONS

            Net premiums transferred from Life of Virginia to the Account represent gross premiums recorded by Life of Virginia on its flexible premium variable deferred annuity products, less deductions retained as compensation for premium taxes. For policies issued on or after May 1, 1993, the deduction for premium taxes will be deferred until surrender. For Type I policies, during the first ten years following a premium payment, a .20% charge is deducted monthly from the policy Account values to reimburse Life of Virginia for certain distribution expenses. In addition, a charge is imposed on full and certain partial surrenders that occur within six years of any premium payment (seven years for certain Type II policies) to cover certain expenses relating to the sale of a policy. Subject to certain limitations, the charge equals 6% (or less) of the premium surrendered, depending on the time between premium payment and surrender.

            Life of Virginia will deduct a charge of $30 per year and $25 plus .15% per year from the policy account values for certain administrative expenses incurred for policy Type I and Type II, respectively. For Type II policies, the $25 charge may be waived if the account value is greater than $75,000. In addition, Life of Virginia charges the Account 1.15% and 1.25% on policy Type I and Type II, respectively, for the mortality and expense risk that Life of Virginia assumes. Administrative expenses as well as mortality and risk charges are deducted daily and reflect the effective annual rates.

            Gains or losses resulting from the processing time between the crediting of an initial premium and the investment of that premium are charged to Life of Virginia. In addition, any such gain or loss resulting from the processing time between a request for policy surrender and the sale of the underlying shares is also charged to Life of Virginia.

            Life of Virginia Series Fund, Inc. (the Fund) is an open-end diversified management investment company whose shares are sold to Life of Virginia's Separate Accounts.

            Forth Financial Securities Corporation (FFSC), a wholly-owned subsidiary of GNA Corporation, acts as principal underwriter (as defined in The Investment Company Act of 1940) of the Account's policies pursuant to an agreement with Life of Virginia.

            Aon Advisors, Inc. (Investment Advisor), a wholly-owned subsidiary of Aon, serves as investment advisor to the Fund and provides portfolio management, investment advice, and related administrative services for the Fund. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .35% for the Common Stock Index Portfolio, .50% for the Government Securities, Money Market and Total Return Portfolios, 1.00% for the International Equity Portfolio and .85% for the Real Estate Securities Portfolio. Effective July 1, 1994, the investment advisor agreed to waive a portion of the advisory fee for the Money Market Portfolio such that the effective annual rate is .10%.

            Certain officers and directors of Life of Virginia are also officers and directors of FFSC and the Fund.

===============================================================================

[KPMG logo]




                   THE LIFE INSURANCE COMPANY OF
                   VIRGINIA AND SUBSIDIARIES

                   CONSOLIDATED FINANCIAL STATEMENTS

                   DECEMBER 31, 1996, 1995, AND 1994

                   (WITH INDEPENDENT AUDITORS' REPORT THEREON)

                         [KPMG PEAT MARWICK LETTERHEAD]


Suite 1900
1021 East Cary Street
Richmond, VA 23219-4023


                          INDEPENDENT AUDITORS' REPORT


Board of Directors
The Life Insurance Company of Virginia


We have audited the accompanying consolidated balance sheets of The Life Insurance Company of Virginia (an indirect wholly-owned subsidiary of General Electric Capital Corporation) and subsidiaries as of December 31, 1996, and the related consolidated statements of income, stockholders' equity, and cash flows for the nine months ended December 31, 1996. We have also audited the preacquisition statements of income, stockholders' equity and cash flows for the three months ended March 31, 1996. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. The accompanying financial statements of the Life Insurance Company of Virginia as of and for the years ended December 31, 1995 and 1994, were audited by other auditors whose report, dated February 8, 1996 on those financial statements included an explanatory paragraph that described the change in the company's method of accounting for certain investments.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the 1996 consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Life Insurance Company of Virginia and subsidiaries as of December 31, 1996, and the results of their operations and their cash flows for the nine month period ended December 31, 1996 and the preacquisition three month period ended March 31, 1996 in conformity with generally accepted accounting principles.

As discussed in Note 1 to the consolidated financial statements, effective April 1, 1996, General Electric Capital Corporation acquired all of the outstanding stock of The Life Insurance Company of Virginia in a business combination accounted for as a purchase. As a result of the acquisition, the consolidated financial information for the periods after the acquisition is presented on a different cost basis than that for the periods before the acquisition and, therefore, is not comparable.


                                                  /s/ KPMG PEAT MARWICK LLP
                                                  -------------------------
                                                      KPMG PEAT MARWICK LLP

January 15, 1997

                       [LETTERHEAD OF ERNST & YOUNG LLP]


                         Report of Independent Auditors

Board of Directors
The Life Insurance Company of Virginia


We have audited the accompanying consolidated statement of financial position of The Life Insurance Company of Virginia and subsidiaries as of December 31, 1995, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the two years in the period ended December 31, 1995. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Life Insurance Company of Virginia and subsidiaries at December 31, 1995, and the consolidated results of their operations and their cash flows for each of the two years in the period ended December 31, 1995, in conformity with generally accepted accounting principles.

As discussed in Notes 1 and 2, the Company changed its method of accounting for certain investments in 1994.

                                        /s/ Ernst & Young LLP

Richmond, Virginia
February 8, 1996

THE LIFE INSURANCE COMPANY OF VIRGINIA AND SUBSIDIARIES

Consolidated Balance Sheets

December 31, 1996 and 1995
(in millions)


--------------------------------------------------------------------------------------------------------------------
                                                                                                    Preacquisition
ASSETS                                                                                    1996                1995
--------------------------------------------------------------------------------------------------------------------
Investments:
    Fixed maturities:
       Available for sale - at fair value; (amortized cost:
            December 31, 1996 - $5,102.2; 1995 - $4,267.2)                            $  5,142.7             4,411.0
    Equity securities - at fair value
       Common stocks (cost:  December 31, 1996 - $31.6; 1995 - $31.5)                       34.7                35.4
       Preferred stocks (cost:  December 31, 1996 - $123.5; 1995 - $102.2)                 130.8               121.5
    Mortgage loans on real estate (net of reserve for losses:
       December 31, 1996 - $20.8; 1995 - $23.6)                                            585.4               592.5
    Real estate (net of accumulated depreciation:  December 31, 1996 -
       $4.4; 1995 - $5.6)                                                                   19.4                36.6
    Policy loans                                                                           179.5               151.7
    Short-term investments                                                                  42.4                81.7
--------------------------------------------------------------------------------------------------------------------

Total investments                                                                        6,134.9             5,430.4
--------------------------------------------------------------------------------------------------------------------
Cash                                                                                         6.4                 1.6
Receivables:
    Premiums and other                                                                      21.0                13.5
    Accrued investment income                                                              116.6                72.3
    Receivable from affiliates, net                                                          -                 558.4
--------------------------------------------------------------------------------------------------------------------
Total receivables                                                                          137.6               644.2

Deferred policy acquisition costs                                                           70.3               363.9

Goodwill (net of accumulated amortization:  December 31, 1996 - $5.0)                      125.4                 -

Present value of future profits
    (net of accumulated amortization:  December 31, 1996 - $45.2;                          419.2                32.6
    1995 - $32.5)

Property and equipment at cost
    (net of accumulated depreciation:  December 31, 1996 - $1.7;                             1.7                 3.7
    1995 - $18.4)

Deferred income tax benefit                                                                 72.9                 -

Other assets                                                                                12.3                65.9

Assets held in separate accounts                                                         2,762.7             2,019.6
--------------------------------------------------------------------------------------------------------------------
Total assets                                                                             9,743.4             8,561.9
====================================================================================================================

THE LIFE INSURANCE COMPANY OF VIRGINIA AND SUBSIDIARIES

Consolidated Balance Sheets, Continued

December 31, 1996 and 1995
(in millions, except share data)


--------------------------------------------------------------------------------------------------------------------
                                                                                                    Preacquisition
LIABILITIES AND STOCKHOLDERS' EQUITY                                                      1996                1995
--------------------------------------------------------------------------------------------------------------------
Policy liabilities:
    Future policy benefits                                                           $     518.3               472.4
    Policy and contract claims                                                              69.1                31.7
    Unearned and advance premiums                                                            0.1                 0.3
    Other policyholder funds                                                             5,094.4             5,013.9
--------------------------------------------------------------------------------------------------------------------

Total policy liabilities                                                                 5,681.9             5,518.3

General liabilities:
    Payable to affiliate, net                                                                8.8                 -
    Commissions and general expenses                                                        46.8                12.8
    Current income taxes                                                                    45.4                 9.5
    Deferred income taxes                                                                    -                  75.5
    Other liabilities                                                                      192.2               104.3
    Liabilities related to separate accounts                                             2,762.7             2,019.6
--------------------------------------------------------------------------------------------------------------------

Total liabilities                                                                        8,737.8             7,740.0
--------------------------------------------------------------------------------------------------------------------

COMMITMENTS AND CONTINGENT LIABILITIES
--------------------------------------------------------------------------------------------------------------------

Stockholders' equity:
    Common stock - $1,000 par value:
       Authorized, issued and outstanding:  4,000 shares                                     4.0                 4.0
    Paid-in additional capital                                                             928.1               749.1
    Net unrealized investment gains                                                         19.4               103.1
    Retained earnings (deficit)                                                             54.1               (34.3)
--------------------------------------------------------------------------------------------------------------------

Total stockholders' equity                                                               1,005.6               821.9
--------------------------------------------------------------------------------------------------------------------

Total liabilities and stockholders' equity                                               9,743.4             8,561.9
====================================================================================================================

See accompanying notes to consolidated financial statements.

THE LIFE INSURANCE COMPANY OF VIRGINIA AND SUBSIDIARIES

Consolidated Statements of Income

For the periods from April 1, 1996 to December 31, 1996 and from January 1, 1996 to March 31, 1996, and the years ended December 31, 1995 and 1994 (in millions)



-----------------------------------------------------------------------------------------------------------------------------
                                                                                                 Preacquisition
                                                                              -----------------------------------------------
                                                                 Nine months   Three months
                                                                       ended          ended         Year ended   Year ended
                                                                December 31,      March 31,       December 31,  December 31,
                                                                        1996           1996               1995          1994
-----------------------------------------------------------------------------------------------------------------------------
REVENUE
    Premiums and policy fees                                 $          154.7          92.4              179.3         218.8
    Separate account fees                                                23.1           5.9               17.7          11.3
    Net investment income (note 2)                                      334.4         112.0              402.1         490.6
    Realized investment gains (losses) (note 2)                           6.0           9.0              (76.5)        (25.8)
    Other income                                                          0.6           1.0                2.8           8.5
-----------------------------------------------------------------------------------------------------------------------------

Total revenue earned                                                    518.8         220.3              525.4         703.4
-----------------------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES
    Benefits to policyholders                                           326.4         166.0              372.9         477.1
    Commissions and general expenses                                     53.2          28.8               43.7          75.7
    Amortization of intangibles                                          50.1           0.6                3.2           5.1
    Amortization of deferred policy acquisition costs                     3.2           6.0               39.3          57.1
-----------------------------------------------------------------------------------------------------------------------------

Total benefits and expenses                                             432.9         201.4              459.1         615.0

INCOME BEFORE INCOME TAX                                                 85.9          18.9               66.3          88.4
    Provision for income tax (note 3)
       Current expense (benefit)                                         39.7          (3.8)              37.9          21.0
       Deferred expense (benefit)                                        (7.9)         10.8              (10.8)         (5.7)
-----------------------------------------------------------------------------------------------------------------------------

                                                                         31.8           7.0               27.1          15.3

NET INCOME (LOSS)                                            $           54.1          11.9               39.2          73.1
=============================================================================================================================


See accompanying notes to consolidated financial statements.

THE LIFE INSURANCE COMPANY OF VIRGINIA AND SUBSIDIARIES

Consolidated Statements of Stockholders' Equity

For the periods from April 1, 1996 to December 31, 1996 and from January 1, 1996 to March 31, 1996, and the years ended December 31, 1995 and 1994 (in millions)


-------------------------------------------------------------------------------------------------------------------
                                                                                    Preacquisition
                                                                     ----------------------------------------------
                                                        Nine months   Three months
                                                              ended          ended       Year ended     Year ended
                                                       December 31,      March 31,     December 31,   December 31,
                                                               1996           1996             1995           1994
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK
    $1,000 par value common stock, authorized,
       issued and outstanding 4,000 in 1996,
       1995 and 1994)
    Balance at beginning and end of period              $       4.0            4.0                4.0          4.0

PAID-IN ADDITIONAL CAPITAL
    Balance at beginning of period                            818.4          749.1              704.1        704.1
       Adjustment to reflect purchase method (note 1)         109.7            -                  -            -
       Capital contribution from parent (notes 4, 7)            -             69.3               45.0          -
-------------------------------------------------------------------------------------------------------------------

Balance at end of period                                      928.1          818.4              749.1        704.1

NET UNREALIZED INVESTMENT GAINS (LOSSES)
    Balance at beginning of period                             11.9          103.1              (97.5)        23.6
       Adjustment to reflect purchase method
           (note 1)                                           (11.9)           -                  -            -
       Effect of change in accounting principles
           at January 1 (note 2)                                -              -                  -           25.1
       Net unrealized investment gains (losses)                19.4          (91.2)             200.6       (146.2)
-------------------------------------------------------------------------------------------------------------------

Balance at end of period                                       19.4           11.9              103.1        (97.5)

NET FOREIGN EXCHANGE GAINS (LOSSES)
    Balance at beginning of period                              -              -                 (3.0)        (2.3)
       Net foreign exchange gains (losses)                      -              -                  3.0         (0.7)
-------------------------------------------------------------------------------------------------------------------

Balance at end of period                                        -              -                  -           (3.0)

RETAINED EARNINGS (DEFICIT)
    Balance at beginning of period                            (22.4)         (34.3)             159.8        126.7
       Adjustment to reflect purchase method
           (note 1)                                            22.4            -                  -            -
       Net income                                              54.1           11.9               39.2         73.1
       Dividends to stockholder                                 -              -                (40.0)       (40.0)
       Stock dividend to affiliate (note 7)                     -              -               (193.3)         -
-------------------------------------------------------------------------------------------------------------------

Balance at end of period                                       54.1          (22.4)             (34.3)       159.8
-------------------------------------------------------------------------------------------------------------------

Stockholders' equity at end of period                   $   1,005.6          811.9              821.9        767.4
===================================================================================================================

See accompanying notes to consolidated financial statements.

THE LIFE INSURANCE COMPANY OF VIRGINIA AND SUBSIDIARIES

Consolidated Statements of Cash Flows

For the periods from April 1, 1996 to December 31, 1996 and from January 1, 1996 to March 31, 1996, and the years ended December 31, 1995 and 1994 (in millions)


-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       Preacquisition
                                                                                        -------------------------------------------
                                                                           Nine months  Three months
                                                                                 ended         ended       Year ended    Year ended
                                                                          December 31,     March 31,     December 31,  December 31,
                                                                                  1996          1996             1995          1994
-----------------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
    Net income (loss)                                                       $     54.1          11.9             39.2          73.1
    Adjustments to reconcile net income to cash provided by
       (used in) operating activities:
           Change in policy liabilities                                           53.5         (32.8)           114.2         331.4
           Change in accrued investment income                                   (37.6)          4.1             (2.1)          1.8
           Deferred policy acquisition costs                                     (74.9)        (22.2)           (76.1)        (91.8)
           Amortization of deferred policy acquisition costs                       3.2           6.0             39.3          57.1
           Amortization of intangibles                                            50.1           0.6              3.2           5.1
           Other amortization and depreciation                                     7.3           1.4             (1.2)          2.3
           Premiums and operating receivables, commissions and general
              expenses, income taxes, other assets and other liabilities          77.8          22.9            (65.7)       (139.7)
           Realized investment (gains) losses                                     (6.0)         (9.0)            76.5          25.8
-----------------------------------------------------------------------------------------------------------------------------------

Cash provided by (used in) operating activities                                  127.5         (17.1)           127.3         265.1
-----------------------------------------------------------------------------------------------------------------------------------

Cash flows from investing activities:
    Sale (purchase) of short-term investments - net                               49.4         (10.1)           (18.8)         (0.3)
    Sale or maturity of investments
       Fixed maturities - held to maturity:
           Maturities                                                              -             -                3.9          50.8
           Calls and prepayments                                                   -             -               60.9         727.5
           Sales                                                                   -             -                -             -
       Fixed maturities - available for sale
           Maturities                                                            201.5          46.1             35.0          50.4
           Calls and prepayments                                                 353.5         101.0             58.6         269.1
           Sales                                                                 452.0         115.8          1,700.3         444.7
       All other investments                                                     177.3          44.9            124.6         231.1
    Purchase of investments:
       Fixed maturities - held to maturity                                         -             -                -          (734.0)
       Fixed maturities - available for sale                                  (1,279.5)       (144.1)        (1,950.7)     (1,018.5)
       All other investments                                                     (39.5)        (65.5)          (183.5)       (357.1)
    Sale (purchase) of property and equipment                                      -            (0.2)            (0.8)         (1.8)
-----------------------------------------------------------------------------------------------------------------------------------

Cash provided by (used in) investing activities                                  (85.3)         87.9           (170.5)       (338.1)

Cash flows from financing activities:
    Capital contribution                                                           -             2.8              -             -
    Cash dividends to stockholder                                                  -           (40.0)            (6.0)        (20.0)
    Change in cash overdrafts                                                    (12.7)         28.8              -             -
    Interest sensitive life, annuity and investment contract deposits          1,275.4         301.9          1,059.5       1,455.5
    Interest sensitive life, annuity and investment contract withdrawals      (1,305.6)       (358.8)        (1,031.7)     (1,362.6)
-----------------------------------------------------------------------------------------------------------------------------------

Cash provided by (used in) financing activities                                  (42.9)        (65.3)            21.8          72.9
-----------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in cash                                                       (0.7)          5.5            (21.4)         (0.1)
Cash at beginning of period                                                        7.1           1.6             23.0          23.1
-----------------------------------------------------------------------------------------------------------------------------------

Cash at end of period                                                       $      6.4           7.1              1.6          23.0
===================================================================================================================================

See accompanying notes to consolidated financial statements.
                                       6

THE LIFE INSURANCE COMPANY OF VIRGINIA & SUBSIDIARIES


Notes to Consolidated Financial Statements

December 31, 1996


===============================================================================



(1)    SUMMARY OF SIGNIFICANT ACCOUNTING PRINCIPLES AND PRACTICES

       BASIS OF PRESENTATION

       The accompanying consolidated financial statements have been prepared in conformity with generally accepted accounting principles
       (GAAP) and include the accounts of The Life Insurance Company of Virginia and its subsidiaries ("Life of Virginia" or "Company"). Subsidiaries include Globe Life Insurance Company and Assigned Settlements Inc. at December 31, 1994 and only Assigned Settlements Inc. at December 31, 1996 and 1995. All material intercompany accounts and transactions have been eliminated.

       Prior to April 1, 1996 Combined Insurance Company of America ("CICA") owned 100% or 4,000 shares of Life of Virginia. CICA is a wholly-owned subsidiary of AON Corporation (AON). On April 1, 1996, CICA sold 100% of the issued and outstanding shares of Life of Virginia to General Electric Capital Corporation ("GE Capital"). Immediately thereafter, 80% was contributed to General Electric Capital Assurance Company (the "Parent"). On December 31, 1996, the remaining 20% was contributed to General Electric Life Insurance Group, Inc. ("GELIC").

       Life of Virginia primarily sells variable annuities and universal life insurance to customers throughout most of the United States. Life of Virginia distributes variable annuities primarily through stockbrokers and universal life insurance primarily through career agents and independent brokers. Life of Virginia is also engaged in the sale of traditional individual and group life products and guaranteed investment contracts. Approximately 34%, 43% and 46% of premium and annuity consideration collected, in 1996, 1995, and 1994, respectively, came from customers residing in the South Atlantic region of the United States.

       Although the Company markets its products through numerous distributors, approximately 21.2% and 13.8% of the Company's sales in 1996 and 1995, respectively, have been through two specific national stockbrokers. Loss of all or a substantial portion of the business provided by these stockbrokers could have a material adverse effect on the business and operations of the Company. The Company does not believe, however, that the loss of such business would have a long-term adverse effect because of the Company's competitive position in the marketplace and the availability of business from other distributors.

       Certain 1995 and 1994 amounts have been reclassified to conform to 1996 presentation.

       PURCHASE ACCOUNTING METHOD

       Upon acquisition of Life of Virginia by GE Capital, Life of Virginia restated its financial statements in accordance with the purchase method of accounting which allocates the net purchase price for Life of Virginia and its subsidiaries of $932.1 million according to the fair values of the acquired assets and liabilities, including the estimated present value of future profits. These allocated values were dependent upon policies in force and market conditions at the time of closing.
                                                               (Continued)
                                       7

============================================================================


(1)    CONTINUED

       These allocations are summarized below:

(In millions)                                                  April 1, 1996
----------------------------------------------------------------------------

Assets acquired:
      Cash and investments (including mortgages)               $      6,006.2
      Goodwill                                                          130.3
      Present value of future profits                                   484.1
      Assets held in separate accounts                                2,096.6
      Other assets                                                      194.2
------------------------------------------------------------------------------

Total                                                          $      8,911.4
------------------------------------------------------------------------------

Liabilities assumed:
      Policyholder liabilities                                 $      5,658.7
      Other liabilities                                                 224.0
      Liabilities related to separate accounts                        2,096.6
------------------------------------------------------------------------------

Total                                                                 7,979.3
------------------------------------------------------------------------------

Adjusted purchase price                                        $        932.1
------------------------------------------------------------------------------



       In addition to revaluing all material tangible assets and liabilities to their respective estimated market values as of the closing date of the sale, Life of Virginia also recorded in its financial statements the excess of cost over fair value of net assets acquired (goodwill) as well as the present value of future profits to be derived from the purchased business. These amounts were determined in accordance with the purchase method of accounting. This new basis of accounting resulted in an increase in stockholders' equity of $120.2 million in 1996 reflecting the application of the purchase method of accounting. The Company's consolidated financial statements subsequent to April 1, 1996 reflect this new basis of accounting.

       All amounts for periods ended before April 1, 1996 are labeled "Preacquisition" and are based on the preacquisition historical costs in accordance with generally accepted accounting principles. The periods ending after such date are based on fair values at April 1, 1996 and subsequent costs in accordance with the purchase method of accounting.

       PRESENT VALUE OF FUTURE PROFITS

       As of April 1, 1996 Life of Virginia established an intangible asset which represents the "present value of future profits" (PVFP). PVFP reflects the estimated fair value of the Company's life insurance business in-force and represents the portion of the cost to acquire the Company that is allocated to the value of the right to receive future cash flows from insurance contracts existing at the date of acquisition. Such value is the present value of the actuarially determined projected cash flows for the acquired policies discounted at a rate of 15%, the rate of return required by the Parent to invest in the business being acquired.
                                                      (Continued)
                                       8

(1)    CONTINUED

       PVFP is amortized over the estimated contract life of the business acquired in relation to the present value of estimated gross profits. The estimated gross profit streams are periodically reevaluated and the unamortized balance of PVFP adjusted to the amount that would have existed had the actual experience and revised estimates been known and applied since inception. The amortization period is the remaining life of the policies, which ranges from 10 to 30 years from the date of original policy issue. Based on current assumptions, net amortization of the PVFP asset, expressed as a percentage, is projected to be 13.3%, 12.1%, 10.9%, 9.7% and 8.3% for the years ended December 31, 1997 through 2001, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

       Prior to April 1, 1996, Life of Virginia's PVFP was calculated in a similar manner as the PVFP discussed above and related to policies in-force on April 30, 1986, the date the Company was acquired by Aon. Under purchase accounting this PVFP was removed.

       The projected ending balance of PVFP will be further adjusted to reflect the impact of unrealized gains or losses on fixed maturities held as available for sale in the investment portfolios. Such adjustments are not recorded in the Company's net income but rather as a credit or charge to stockholders' equity, net of income tax. The components of PVFP are as follows:

                                                                                  Preacquisition
                                                                -------------------------------------------------
                                                    Nine months    Three months
                                                       ended             ended         Year ended,    Year ended
                                                   December 31,      March 31,        December 31,  December 31,
(millions)                                              1996              1996             1995             1994
-----------------------------------------------------------------------------------------------------------------
PVFP - beginning of period                 $               -                32.6             48.6           53.7
Adjustment related to the purchase
    method of accounting                                 484.0               -                -              -
Interest added                                            22.4               0.5              2.1            3.2
Gross amortization, excluding interest                   (67.5)             (1.1)            (5.3)          (8.3)
Dividend of Globe Life Insurance
    Company (note 7)                                       -                 -              (12.8)           -
PVFP attributable to unrealized gains                    (19.7)              -                -              -
-----------------------------------------------------------------------------------------------------------------

PVFP - end of period                       $             419.2              32.0             32.6           48.6
=================================================================================================================




       GOODWILL

       Under the purchase method of accounting, the excess of purchase price over the fair value of assets and liabilities acquired and PVFP is established as an asset and referred to as "goodwill." The Company has elected to amortize goodwill on the straight line basis over a 20 year period.
                                                      (Continued)
                                       9

(1)    CONTINUED

       The Company reviews goodwill to determine if events or changes in circumstances may have affected the recoverability of the outstanding goodwill as of each reporting period. In the event that the Company determined that goodwill was not recoverable it would amortize such amounts as additional goodwill expense in the accompanying financial statements. As of December 31, 1996, the Company believes that no such adjustment is necessary.

       ESTIMATES

       The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities as well as the disclosure of contingent assets or liabilities at the date of the financial statements. As a result, actual results reported as revenue and expenses could differ from the estimates reported in the accompanying financial statements. As further discussed in the accompanying notes to the consolidated financial statements, significant estimates and assumptions affect deferred acquisition costs, PVFP, future life policy benefits, provisions for real estate-related losses and related reserves, other-than-temporary declines in values for fixed maturities, the valuation allowance for deferred income taxes and the calculation of fair value disclosures for certain financial instruments.

       DEFERRED TAX ASSETS AND LIABILITIES

       Pursuant to the acquisition on April 1, 1996, GE Capital, the Company's ultimate parent, and Aon Corporation, the Company's previous ultimate parent, agreed to file an election to treat the acquisition of Life of Virginia as an asset acquisition under the provisions of Internal Revenue Code Section 338(h)(10). As a result of that election, the tax basis of the Company's assets as of the date of acquisition were revalued based upon fair market values. The principal effect of the election was to establish a tax basis of intangibles of approximately $348 million for the value of the business acquired that is amortizable for tax purposes over 10-15 years.

       Deferred income taxes have been provided for the effects of temporary differences between financial reporting and tax bases of assets and liabilities and have been measured using the enacted marginal tax rates and laws that are currently in effect.

       RECOGNITION OF PREMIUM REVENUE AND RELATED EXPENSES

       For universal life-type and investment products, generally there is no requirement for payment of premium other than to maintain account values at a level sufficient to pay mortality and expense charges. Consequently, premiums for universal life-type policies and investment products are not reported as revenue, but as deposits. Policy fee revenue for universal life-type policies and investment products consists of charges for the cost of insurance, policy administration, and surrenders assessed during the period. Expenses include interest credited to policy account balances and benefit claims incurred in excess of policy account balances.

                                                       (Continued)
                                       10

(1)    CONTINUED

       In general, for accident and health products, premiums collected are reported as earned proportionately over the period covered by the policies. For all other life products, premiums are recognized as revenue when due. Benefits and related expenses associated with the premium revenues are charged to expense proportionately over the lives of the policies through a provision for future policy benefit liabilities and through deferral and amortization of deferred policy acquisition costs.

       REINSURANCE

       Reinsurance premiums, commissions, and expense reimbursements on reinsured business are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums and benefits ceded to other companies have been reported as a reduction of premium revenue and benefits. Expense reimbursements received in connection with reinsurance ceded have been accounted for as a reduction of the related policy acquisition costs or, to the extent such reimbursements exceed the related acquisition costs, as other revenue. All reinsurance receivables and prepaid reinsurance premium amounts are reported as assets.

       INVESTMENTS

       Fixed maturities are carried at fair value. The amortized cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts to maturity that are included in net investment income. Included in fixed maturities are investments in collateralized mortgage obligations ("CMOs"). Premiums and discounts arising from the purchase of CMOs are treated as yield adjustments and included in net investment income. Prepayment assumptions are obtained from dealer surveys. The retrospective adjustment method is used to adjust for prepayment activity.

       Short-term investments are carried at amortized cost which approximates market value. Equity securities are valued at fair value. Mortgage loans are carried at their unpaid balance, net of unamortized discounts and reserves. Real estate is carried generally at cost less accumulated depreciation. Policy loans are carried at unpaid principal balance. Other long-term investments are carried generally at cost.

       Realized investment gains or losses are computed using specific costs of securities sold. Unrealized gains and temporary unrealized losses on fixed maturities available for sale and equity securities are excluded from income and are recorded directly to stockholders' equity, net of related deferred income taxes and adjustments to amortization of deferred policy acquisition costs and present value of future profits.

                                                       (Continued)
                                       11

(1)    CONTINUED

       Investments that have declines in fair value below cost, that are judged to be other than temporary, are written down to estimated fair values and reported as realized investment losses. Additionally, reserves for mortgage loans and certain other long-term investments are established based on an evaluation of the respective investment portfolio, past credit loss experience, and current economic conditions. Writedowns and the change in reserves are included in realized investment gains and losses in the statements of income. In general, the Company ceases to accrue investment income when interest or dividend payments are in arrears.

       Life of Virginia measures "impaired" loans at the present value of the loans discounted cash flow using the effective interest rate of the original loan as the discount rate. Impaired loans are loans for which it is probable that the Company will be unable to collect all amounts due according to terms of the original contractual terms of the loan agreement. This definition includes, among other things, leases, or larger groups of small-homogenous loans, and therefore applies principally to the Company's commercial loans.

       Accounting policies relating to interest rate swaps are discussed in
       Note 9.

       DEFERRED POLICY ACQUISITION COSTS

       Costs of acquiring new business, principally commissions, underwriting and sales expenses that vary with and are primarily related to the production of new business, are deferred. For non-universal life-type products, amortization of deferred acquisition costs are related to and based on the present value of expected premium revenues on the policies. Periodically amortization is adjusted to reflect current withdrawal experience. Expected premium revenues are estimated by using the same assumptions used in estimating future policy benefits.

       Deferred policy acquisition costs related to universal life-type policies and investment products are amortized in relation to the present value of expected gross profits on the policies. Such amortization is adjusted periodically to reflect differences in actual and assumed gross profits.

       To the extent that unrealized gains or losses on available for sale securities would result in an adjustment to deferred policy acquisition costs amortization, had those gains or losses actually been realized, the related deferred policy acquisition cost adjustments are recorded along with the unrealized gains or losses included in stockholders' equity with no effect on net income.

                                                       (Continued)
                                       12

(1)    CONTINUED

       The components of deferred acquisition costs are as follows:

                                                                                     Preacquisition
                                                                 ---------------------------------------------------
                                                     Nine months   Three months
                                                        ended             ended          Year ended    Year ended
                                                    December 31,      March 31,        December 31,  December 31,
(millions)                                               1996              1996             1995             1994
--------------------------------------------------------------------------------------------------------------------
Deferred acquisition costs -                $               -               363.9            388.1            413.2
    beginning of period
Commissions and expenses deferred                          74.9              22.2             76.1            108.8
Amortization                                               (3.2)             (6.0)           (39.3)           (57.1)
Credit Life and Health cession (note 4)                     -                 -                -             (107.0)
Dividend of Globe Life Insurance
    Company (note 7)                                        -                 -              (22.8)             -
Deferred acquisition costs attributable
    to unrealized gains (losses)                           (1.4)             17.9            (38.2)            30.2
--------------------------------------------------------------------------------------------------------------------

Deferred acquisition costs - end of period  $              70.3             398.0            363.9            388.1
====================================================================================================================




       PROPERTY AND EQUIPMENT

       Property and equipment are generally depreciated using the straight- line method over their estimated useful lives. As a result of purchase accounting fully depreciated property and equipment were removed.

       FAIR VALUE OF FINANCIAL INSTRUMENTS

       The following methods and assumptions were used to estimate fair values for financial instruments. The carrying amounts in the consolidated statements of financial position for cash and short-term investments approximate their fair values. Fair values for fixed maturity securities and equity securities are based on quoted market prices or, if they are not actively traded, on estimated values obtained from independent pricing services or in the case of private placements, are estimated by discounted expected future cash flows using a current market rate applicable to the yield credit quality, call features and maturity of the investments, as applicable. The fair values for mortgage loans and policy loans are estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Fair values of derivatives are based on quoted prices for exchange-traded instruments or the cost to terminate or offset with other contracts.

       Fair values for liabilities for investment-type contracts are estimated using discounted cash flow calculations based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

                                                       (Continued)
                                       13

(1)    CONTINUED

       SEPARATE ACCOUNT BUSINESS

       The assets and liabilities of the separate accounts represent designated funds of group pension, variable life and annuity policyholders and are not guaranteed or supported by other general investments of the Company. The Company earns mortality and expense risk fees from the separate accounts and assesses withdrawal charges in the event of early withdrawals. The assets are carried at fair value and are offset by liabilities that represent such policyholders' equity in those assets. The net investment income generated from these assets is not included in the consolidated statements of income.

       The Company has periodically transferred capital to the separate accounts to provide for the initial purchase of investments in the new portfolios. As of December 31, 1996, approximately $29.3 million of the Company's common stock investment related to its capital investments in the separate accounts.

       FUTURE POLICY BENEFIT LIABILITIES AND UNEARNED PREMIUMS AND POLICY AND CONTRACT CLAIMS

       Future policy benefit liabilities on non-universal life-type and accident and health products have been provided on the net level premium method. The liabilities are calculated based on assumptions as to investment yield, mortality, morbidity and withdrawal rates that were determined at the date of issue or acquisition of Life of Virginia by the Parent, and provide for possible adverse deviations. Interest assumptions are graded and range from 7.4% to 6.5%.

       Withdrawal assumptions are based principally on experience and vary by plan, year of issue, and duration.

       Policyholder liabilities on universal life-type and investment products are generally based on policy account values. Interest crediting rates for these products range from 8.6% to 4.5%.

       Unearned premiums generally are calculated using the pro rata method based on gross premiums. However, in the case of credit life and credit accident and health, the unearned premiums are calculated such that the premiums are earned over the period of risk in a reasonable relationship to anticipated claims.

       Policy and contract claim liabilities represent estimates for reported claims, as well as provisions for losses incurred, but not yet reported. These claim liabilities are based on historical experience and are estimates of the ultimate amount to be paid when the claims are settled. Changes in the estimated liability are reflected in income as the estimates are revised.

                                                     (Continued)
                                       14

(1)    CONTINUED

       FOREIGN CURRENCY TRANSLATION

       Foreign revenues and expenses are translated at average exchange rates. Foreign assets and liabilities are translated at year-end exchange rates. Unrealized foreign exchange gains or losses on translation are generally reported in stockholders' equity. No tax effect was taken into consideration for unrealized losses.


(2)    INVESTED ASSETS AND RELATED INCOME

       Under purchase accounting, the market value of Life of Virginia's fixed maturity investments as of April 1, 1996, became Life of Virginia's new cost basis in such investments. The difference between the new cost basis and original par is then amortized against investment income over the remaining effective lives of the fixed maturity investments. As a result of the interest rate environment as of April 1, 1996, the market value of Life of Virginia's fixed maturity investments was approximately $37.4 million lower than original amortized cost.

       The Company's investments in debt and equity securities are considered available for sale and are carried at estimated fair value, with the aggregate unrealized appreciation or depreciation being recorded as a separate component of stockholders' equity. The carrying value and amortized cost of investments at December 31, 1996 and 1995 were as follows:

                                                                             December 31, 1996
                                                 -------------------------------------------------------------------

                                                                           Gross            Gross
                                                        Amortized        Unrealized       Unrealized          Fair
(millions)                                                Cost             Gains           Losses            Value
---------------------------------------------------------------------------------------------------------------------
Available for sale:
      U.S. government and agencies            $             65.5               2.1              -               67.6
      States and political subdivisions                      2.1               -                -                2.1
      Foreign governments                                  178.2               5.6              -              183.8
      Corporate securities                               3,092.1              29.0            (19.6)         3,101.5
      Mortgage-backed securities                         1,764.3              29.7             (6.3)         1,787.7
---------------------------------------------------------------------------------------------------------------------

Total fixed maturities                                   5,102.2              66.4            (25.9)         5,142.7

Total equity securities                                    155.1              11.2             (0.8)           165.5
---------------------------------------------------------------------------------------------------------------------

Total available for sale                      $          5,257.3              77.6            (26.7)         5,308.2
=====================================================================================================================

                                                       (Continued)
                                       15

(2)    CONTINUED

                                                                            Preacquisition
                                                 --------------------------------------------------------------------
                                                                           December 31, 1995
                                                 --------------------------------------------------------------------

                                                                           Gross            Gross
                                                        Amortized        Unrealized       Unrealized          Fair
(millions)                                                Cost             Gains           Losses            Value
---------------------------------------------------------------------------------------------------------------------
Available for sale:
      U.S. government and agencies            $             60.7               1.5              -               62.2
      States and political subdivisions                      2.2               0.2              -                2.4
      Foreign governments                                   18.6               0.6              -               19.2
      Corporate securities                               2,478.6             140.2             (9.9)         2,608.9
      Mortgage-backed securities                         1,596.3              19.6            (16.9)         1,599.0
      Other fixed maturities                               110.8               8.5              -              119.3
---------------------------------------------------------------------------------------------------------------------

Total fixed maturities                                   4,267.2             170.6            (26.8)         4,411.0

Total equity securities                                    133.7              26.2             (3.0)           156.9
---------------------------------------------------------------------------------------------------------------------

Total available for sale                      $          4,400.9             196.8            (29.8)         4,567.9
=====================================================================================================================


       The amortized cost and fair value of fixed maturities, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                           December 31, 1996
                                                                         ---------------------------------------------
                                                                                    Amortized                  Fair
(millions)                                                                               Cost                 Value
----------------------------------------------------------------------------------------------------------------------
Due in one year or less                                              $                     82.1                  82.5
Due after one year through five years                                                     961.8                 902.8
Due after five years through ten years                                                  1,626.5               1,671.5
Due after ten years                                                                       667.5                 698.2
Mortgage-backed securities                                                              1,764.3               1,787.7
----------------------------------------------------------------------------------------------------------------------

                                                                     $                  5,102.2               5,142.7
======================================================================================================================


       The cumulative effect on January 1, 1994 of adopting Statement No. 115 increased stockholders equity by $25.1 million (net of adjustments to deferred policy acquisition costs of $14.0 million and deferred income taxes of $20.2 million) to reflect the net unrealized fixed maturities holding gains on securities previously carried at amortized cost; there was no effect on net income as a result of the adoption.

                                                       (Continued)
                                       16

(2)    CONTINUED

       On November 30, 1995, Life of Virginia reclassified all held to maturity securities to available for sale. The amortized cost and related unrealized gains for the securities reclassified was $2,698.3 million and $50.9 million, respectively.

       Securities on deposit for regulatory authorities as required by law amounted to $4.5 million at December 31, 1996 and 1995.

       Life of Virginia had $12.6 million and $34.2 million of non-income producing investments on December 31, 1996 and December 31, 1995, respectively.

       Life of Virginia's "impaired" loans consist of loans requiring allowances for loan losses of .2 and 12.2 as of December 31, 1996 and 1995, respectively. Interest income earned on these loans while they were considered impaired was 1.2 and 5.5 as of December 31, 1996 and 1995, respectively.

       Life of Virginia's mortgage and real estate portfolio is distributed by geographic location and type. However, Life of Virginia has concentration exposures in certain regions and in certain types as shown in the following two tables.

       Geographic distribution as of December 31, 1996:

                                                                                   Mortgage          Real estate
-------------------------------------------------------------------------------------------------------------------
South Atlantic                                                                           48.3%                75.2%
East North Central                                                                       14.6%                 1.4%
Mountain                                                                                 12.7%                 -
West South Central                                                                       11.2%                 -
Pacific                                                                                   7.3%                 8.1%
Middle Atlantic                                                                           4.5%                15.3%
East South Central                                                                        1.4%                 -
-------------------------------------------------------------------------------------------------------------------

Total                                                                                   100.0%               100.0%
===================================================================================================================

                                                       (Continued)
                                       17

(2)    CONTINUED

       Type distribution as of December 31, 1996:

                                                                                   Mortgage          Real estate
-------------------------------------------------------------------------------------------------------------------
Office building                                                                          23.7%                66.4%
Retail                                                                                   22.8%                18.4%
Industrial                                                                               21.9%                 -
Apartments                                                                               19.2%                 -
Other commercial                                                                          8.2%                15.2%
Hotel/motel                                                                               4.2%                 -
-------------------------------------------------------------------------------------------------------------------

Total                                                                                   100.0%               100.0%
===================================================================================================================





       The components of net unrealized investment gains (losses) are as follows:

                                                                                    Preacquisition
                                                                    ---------------------------------------------------
                                                        Nine months    Three months
                                                           ended             ended          Year ended    Year ended
                                                       December 31,      March 31,        December 31,  December 31,
(millions)                                                  1996              1996             1995             1994
-----------------------------------------------------------------------------------------------------------------------
Gross unrealized investment gains (losses)
    Fixed maturities available for sale         $         40.5               2.8            143.8           (154.9)
    Equity securities                                     10.4               5.8             23.2             (2.9)
PVFP                                                     (19.7)              -                -                -
Deferred policy acquisition costs                         (1.4)              9.9             (8.0)            30.2
-----------------------------------------------------------------------------------------------------------------------

Net unrealized before deferred tax              $         29.8              18.5            159.0           (127.6)
Unrealized income tax benefit (expense)                  (10.4)             (6.6)           (55.9)            30.1
-----------------------------------------------------------------------------------------------------------------------

Net unrealized                                  $         19.4              11.9            103.1            (97.5)
=======================================================================================================================

                                                       (Continued)
                                       18

(2)    CONTINUED

       The components of net investment income are as follows:

                                                                                      Preacquisition
                                                                   ----------------------------------------------------
                                                       Nine months     Three months
                                                          ended             ended           Year ended    Year ended
                                                      December 31,      March 31,         December 31,  December 31,
(millions)                                                 1996              1996             1995              1994
-----------------------------------------------------------------------------------------------------------------------
Fixed maturities                               $            276.8           93.1               332.8             404.1
Equity securities                                             8.7            4.2                10.8              25.2
Mortgage loans on real estate                                41.3           13.5                49.8              49.9
Short-term investments                                        3.1            0.5                 3.5               3.8
Other investments                                             9.9            3.0                13.2              18.0
-----------------------------------------------------------------------------------------------------------------------

Gross investment income                                     339.8          114.3               410.1             501.0
Investment expenses                                          (5.4)          (2.3)               (8.0)            (10.4)
-----------------------------------------------------------------------------------------------------------------------

Net investment income                          $            334.4          112.0               402.1             490.6
-----------------------------------------------------------------------------------------------------------------------


       Realized gains (losses) on investments are as follows:

                                                                                      Preacquisition
                                                                    ---------------------------------------------------
                                                        Nine months    Three months
                                                          ended               ended          Year ended    Year ended
                                                       December 31,       March 31,         December 31,  December 31,
(millions)                                                 1996                1996             1995             1994
-----------------------------------------------------------------------------------------------------------------------
Fixed maturities:
    Gross gains                                $              0.6               0.5              12.9              8.6
    Gross losses                                             (0.7)             (1.4)            (90.2)           (39.2)
Fixed maturities held to maturity:
    Gross gains                                               -                 -                 1.1             11.3
    Gross losses                                              -                 -               (13.8)            (9.8)
Equity securities                                             6.0              10.3               5.6             (1.9)
Mortgage loans on real estate                                 -                (0.4)              2.3              9.6
Other                                                         0.1               -                 5.6             (4.4)
-----------------------------------------------------------------------------------------------------------------------

Total before tax                                              6.0               9.0             (76.5)           (25.8)
Less applicable tax                                          (2.3)             (1.9)             26.8              9.0
-----------------------------------------------------------------------------------------------------------------------

Total                                          $              3.7               7.1             (49.7)           (16.8)
========================================================================================================================

                                                       (Continued)
                                       19

(2)    CONTINUED

       The changes in net unrealized gains (losses) on fixed maturities and equity security investments are as follows:

                                                                                     Preacquisition
                                                                    ---------------------------------------------------
                                                        Nine months    Three months
                                                          ended               ended        Year ended        Year ended
                                                       December 31,       March 31,       December 31,      December 31,
(millions)                                                 1996                1996            1995             1994
-----------------------------------------------------------------------------------------------------------------------
Fixed maturities:
    Available for sale                         $             40.5            (141.0)            298.7           (214.2)
    Held to maturity                                          -                 -               233.7           (351.0)
Equity securities                                            10.4             (17.4)             26.1            (38.8)
-----------------------------------------------------------------------------------------------------------------------

Net unrealized investment gains (losses)       $             50.9            (158.4)            558.5           (604.0)
=======================================================================================================================


 (3)   INCOME TAX

       Beginning April 1, 1996, Life of Virginia and its subsidiary will be included in the life insurance company consolidated Federal income tax return of GECA. Prior to the April 1, 1996, Life of Virginia was included in the consolidated federal income tax return of Aon and its principal domestic subsidiaries and in accordance with intercompany policy, provided taxes on income based on a separate company basis. Amounts payable or recoverable related to periods before April 1, 1996, are subject to an indemnification agreement with Aon. As such the Company is not at risk for any income taxes nor entitled to recoveries related to those periods.

       Income taxes are recorded in the statements of income and directly in stockholders' equity accounts. Income tax expense (benefit) for the years ending December 31 was allocated as follows:

                                                                                        Preacquisition
                                                                  ---------------------------------------------------
                                                      Nine months   Three months
                                                         ended             ended          Year ended       Year ended
                                                     December 31,      March 31,        December 31,     December 31,
(millions)                                                1996              1996             1995             1994
---------------------------------------------------------------------------------------------------------------------
Statement of income:
    Operating income (excluding
       realized investment gains
       and losses)                             $            29.5               5.1             53.9             24.3
    Realized investment gains/losses                         2.3               1.9            (26.8)            (9.0)
    Income tax expense/(benefit)
       included in the statement of
       income                                               31.8               7.0             27.1             15.3
Stockholders' equity:
    Unrealized gains/(losses) on
       securities available for sale                        10.4             (49.3)            86.0            (42.4)
---------------------------------------------------------------------------------------------------------------------

Total income tax expense/(benefit)             $            42.2             (42.3)           113.1            (27.1)
=====================================================================================================================


                                                       (Continued)
                                       20

(3)    CONTINUED

       The actual Federal income tax expense differed from the expected tax expense computed by applying the U.S. Federal statutory rate to income before income tax expense. A reconciliation of the income tax provisions based on the statutory corporate tax rate to the provisions reflected in the consolidated financial statements is as follows:

                                                                                        Preacquisition
                                                   ---------------------------------------------------------------------
                                   Nine months            Three months
                                      ended                  ended                  Year ended              Year ended
                                   December 31,             March 31,              December 31,            December 31,
                                      1996                   1996                      1995                    1994
-------------------------------------------------------------------------------------------------------------------------
Statutory tax rate      $       30.1       35.0%   $     6.6       35.0%     $   23.2      35.0%      $  31.0      35.0%
Tax-exempt
    investment
    income
    deductions                  (1.0)      (1.2)         -         (0.1)         (0.1)     (0.1)         (0.8)     (0.9)
Adjustment of prior
    year taxes                   -          -            -          -             3.5       5.3         (11.8)    (13.3)
Other - net                      2.7        3.2          0.4        2.1           0.5       0.7          (3.1)     (3.5)
-------------------------------------------------------------------------------------------------------------------------

Effective tax rate      $       31.8       37.0%   $     7.0       37.0%     $   27.1      40.9%      $  15.3      17.3%
-------------------------------------------------------------------------------------------------------------------------

                                                       (Continued)
                                       21

 (3)   CONTINUED

       Significant components of Life of Virginia's deferred tax liabilities and assets are as follows (in millions):

                                                                          Preacquisition
                                                                         ------------------
                                                            December 31,    December 31,
                                                                1996                1995
-------------------------------------------------------------------------------------------
Deferred tax liabilities:
      Present value of future profits             $               89.8                 -
      Policy acquisition costs                                     -                  96.9
      Employee benefits                                            -                  11.0
      Unrealized investment gains                                 10.4                58.7
      Other                                                        6.5                35.2
-------------------------------------------------------------------------------------------

Total deferred tax liabilities                                   106.7               201.8
-------------------------------------------------------------------------------------------

Deferred tax assets:
      Insurance reserve amounts                                  120.4                78.2
      Policy acquisition costs                                    34.3                 -
      Guaranty fund amounts                                       10.8                 -
      Other                                                       14.1                48.1
-------------------------------------------------------------------------------------------

Total deferred tax assets                                        179.6               126.3
-------------------------------------------------------------------------------------------

Net deferred tax liabilities (assets)             $              (72.9)               75.5
===========================================================================================




       A valuation allowance is provided when it is more likely than not that some portion of the deferred tax assets will not be realized. Management believes the deferred tax assets will be fully realized in the future based on the expectation of the reversal of existing temporary differences, anticipated future earnings, and consideration of all other available evidence. Accordingly, no valuation allowance is established.

       The amount of income taxes paid (refund) for nine months ended December 31, 1996, three months ended March 31, 1996, the years ended December 31, 1995 and 1994 was $38.6 million, $(2.4) million, $44.9 million, and $56.7 million, respectively.

                                                       (Continued)
                                       22

(4)    REINSURANCE AND CLAIM RESERVES

       Life of Virginia is involved in both the cession and assumption of reinsurance with other companies. In 1996 and 1995, Life of Virginia's reinsurance consists primarily of long-duration contracts that are entered into with financial institutions and related party reinsurance. In 1994, Life of Virginia's reinsurance consisted primarily of short-duration contracts that were entered into with numerous automobile dealerships, financial institutions, and related party reinsurance. Although these reinsurance agreements contractually obligate the reinsurers to reimburse the Company, they do not discharge the Company from its primary liabilities and the Company remains liable to the extent that the reinsuring companies are unable to meet their obligations.

       A summary of reinsurance activity is as follows:


                                                                                    Preacquisition
                                                           --------------------------------------------------------
                                               Nine months    Three months
                                                  ended              ended       Year ended          Year ended
                                              December 31,       March 31,      December 31,        December 31,
                                                   1996               1996           1995               1994
                                        ----------------   ----------------   ----------------   ------------------
                                                 Earned             Earned             Earned             Earned
                                        ----------------   ----------------   ----------------   ------------------
Direct                               $              210.5               77.2              261.5              404.2
Assumed                                               6.6               35.0                4.3                8.3
Ceded                                                62.4               19.8               86.5              193.7
-------------------------------------------------------------------------------------------------------------------

Net premiums                                        154.7               92.4              179.3              218.8
===================================================================================================================


       Due to the nature of the Company's reinsurance contracts, premiums earned approximate premiums written.

       A significant portion of Life of Virginia's ceded premiums relates to group life and health premiums. Life of Virginia is the primary carrier for the State of Virginia employees group life and health plan. By statute, Life of Virginia must reinsure these risks with other Virginia domiciled companies who wish to participate.

       Incurred losses and loss adjustment expenses are net of reinsurance of $60.5 million, $17.2 million, $63.1 million and $102.1 million for the nine months ended December 31, 1996, three months ended March 31, 1996 and the years ended December 31, 1995 and 1994, respectively.

       In December 1994, Life of Virginia ceded to CICA $406.6 million of its guaranteed investment contract liabilities. In conjunction with the liability cession, Life of Virginia transferred to CICA available for sale fixed maturities with a fair value of $278.1 million and a cost of $287.2 million and preferred stock with a fair value of $110.5 million and a cost of $119.7 million. Included in receivable from affiliates at December 31, 1995 is $212.6 million which represents the remaining ceded guaranty investment contract liability.

                                                       (Continued)
                                       23

(4)    CONTINUED

       In July 1994, Life of Virginia ceded to Union Fidelity Life Insurance Company ("UFLIC") $280.7 million of its credit life and health reserves and associated acquisition costs of $107.0 million. In conjunction with the liability cession, Life of Virginia recognized a $29.1 million loss which is reflected as a $20.8 million premium ceded and $8.3 million realized loss on investments.

       Premiums, benefits to policyholders, and commissions and general expenses ceded to UFLIC during the second six months of 1994 amounted to $35.0 million, $14.4 million, and $14.2 million, respectively.

       In January 1995, Life of Virginia ceded to CICA $600 million of its single premium deferred annuity liabilities. In conjunction with the liability cession, Life of Virginia transferred to CICA available for sale fixed maturities with a fair value of $436.1 million and cost of $501.4 million and held to maturity fixed maturities with a fair value of $81.4 million and a cost of $95.1 million. In addition, $5.5 million of accrued income related to the assets above was transferred to CICA. This transaction resulted in a deferred reinsurance gain of $77.0 million, $24 million of which was recognized in 1995. Additionally, Life of Virginia recognized a $79.0 million realized investment loss. Included in receivable from affiliates at December 31, 1995 is $357.5 million which represents the ceded single premium deferred annuity liability of $410.5 million less a deferred reinsurance gain of $53 million.

       In connection with the sale of the Company, the following transactions occurred effective January 1, 1996: single premium deferred annuity liabilities reinsured with CICA in 1995 were recaptured, guaranteed investment contract liabilities reinsured with CICA in 1994 were recaptured, other lines of CICA insurance business inforce were assumed, and other related liabilities of CICA were assumed. In conjunction with the recapture and assumption, CICA transferred to Life of Virginia assets with a fair market value totaling $842.6 million. For the three months ended March 31, 1996, premiums of $33.9 million, benefits of $46.7 million, commission expense of $10.2 million and a capital contribution of $69.3 million as a result of various reinsurance transactions. The $53 million deferred reinsurance gain remaining at December 31, 1995 from the January 1995 single premium deferred annuity cession to CICA was recognized as a capital contribution. The tables below summarize the assets and liabilities transferred from CICA to the Company.


                                                       (Continued)
                                       24

(4)    CONTINUED




Millions                                                       Fair Market Value
---------------------------------------------------------------------------------
Assets transferred:
      Fixed maturity                                             $         727.4
      Preferred stock                                                       88.2
      Policy loans                                                          14.2
      Accrued investment income                                             10.0
      Cash                                                                   2.8
---------------------------------------------------------------------------------

Total                                                                      842.6
---------------------------------------------------------------------------------

Liabilities recaptured and assumed:
      Single premium deferred annuity                                      410.5
      Guaranteed investment contracts                                      212.6
      Universal life contracts                                             156.6
      Individual traditional contracts                                      33.2
      Other lines of business inforce                                       19.9
      Other liabilities                                                     16.5
---------------------------------------------------------------------------------

Total                                                                      849.3
=================================================================================

(5)    EMPLOYEE BENEFITS

       SAVINGS PLAN

       Beginning April 1, 1996, Life of Virginia's salaried and commissioned employee's participated in a General Electric contributory savings plan. Provisions made for the savings plan were $.6 million for the nine months ended December 31, 1996.

       Prior to the acquisition on April 1, 1996, Life of Virginia participated in Aon's contributory savings plan for the benefit of salaried and commissioned employees. Provisions made for the savings plan were $.3 million, $.8 million and $1.2 million for the three months ended March 31, 1996, and the years ended December 31, 1995 and 1994, respectively. This plan terminated upon the acquisition of Life of Virginia by GE Capital.

       EMPLOYEE STOCK OWNERSHIP PLAN

       Prior to the acquisition on April 1, 1996, Life of Virginia participated in Aon's leveraged ESOP for the benefit of salaried and certain commissioned employees. Contributions to the ESOP for the three months ended March 31, 1996 and the years ended December 31, 1995 and 1994 charged to Life of Virginia's operations amounted to $.1 million, $.5 million and $.6 million, respectively. This plan terminated upon the acquisition of Life of Virginia by GE Capital.

                                                       (Continued)
                                       25

(5)    CONTINUED

       PENSION PLAN

       Beginning April 1, 1996, Life of Virginia's salaried and commissioned employee's participated in a General Electric contributory defined benefit pension plan. Generally, benefits are based on the greater of a formula recognizing career earnings or a formula recognizing length of service and final average earnings. Benefit provisions are subject to collective bargaining. General Electric's funding policy is to contribute amounts sufficient to meet minimum funding requirements as set forth in employee benefit and tax laws plus such additional amounts as determined appropriate. The components of net periodic pension cost and benefit obligations of the General Electric defined benefit plan are not separately available for Life of Virginia. In connection with Life of Virginia's participation in the General Electric contributory defined benefit pension plan a $.4 million expense was incurred for the nine months ended December 31, 1996.

       Prior to the acquisition on April 1, 1996, Life of Virginia participated in Aon's non-contributory defined benefit pension plan providing retirement benefits for salaried employees and certain commissioned employees based on years of service and salary. Aon's funding policy was to contribute amounts to the plan sufficient to meet the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, plus such additional amounts as Aon determines to be appropriate from time to time. The components of net periodic pension cost and benefit obligations of the Aon defined benefit plan were not separately available for Life of Virginia. In connection with Life of Virginia's participation in the Aon defined benefit plan, net pension credits of $1.2 million, $3.8 million and $3.1 million in the three months ended March 31, 1996 and the years ended December 31, 1995 and 1994. This plan terminated upon the acquisition of Life of Virginia by GE Capital.

       During 1993, the Aon Pension Plan was amended to include certain additional amounts of compensation in determining plan benefits and in 1994 to reduce the maximum amount of compensation that can be considered under the plan as required by law. Further, the Pension Plan was amended in 1994 to provide increases in benefits to current pensioners.

       POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

       Beginning April 1, 1996, Life of Virginia's salaried and commissioned employee's participated in a General Electric retiree health and life insurance benefit plan. The plan's principally provide health and life insurance benefits to employees who retire under the General Electric pension plan with 10 or more years of service. Retirees share in the cost of their health care benefits. The funding policy for retiree health benefits is generally to pay covered expenses as they are incurred. Expenses incurred by Life of Virginia for the nine months ended December 31, 1996 for the retiree health and life insurance benefit plan were $1.3 million.

                                                       (Continued)
                                       26

(5)    CONTINUED

       Prior to the acquisition on April 1, 1996, Aon sponsored two defined benefit postretirement health and welfare plans in which Life of Virginia participated that cover both salaried and nonsalaried employees. One plan provides medical benefits, prior to and subsequent to Medicare eligibility, and the other provides life insurance benefits. The postretirement health care plan is contributory, with retiree contributions adjusted annually; the life insurance plan is noncontributory. Both plans are funded on a pay-as-you-go basis. These plans terminated upon the acquisition of Life of Virginia by GE Capital.


(6)    LEASE COMMITMENTS

       Life of Virginia has noncancelable operating leases for certain office space, equipment and automobiles. Future minimum rental payments required under operating leases that have initial or remaining noncancelable lease terms in excess of one year at December 31, 1996 are as follows:




        (millions)                                   Minimum lease payments
        -------------------------------------------------------------------

        1997                                            $       1.1
        1998                                                    0.8
        1999                                                    0.4
        2000                                                    0.2
        2001                                                    0.1
        Later years                                             -
        -------------------------------------------------------------------


        Total minimum payments required                $        2.6
        ===================================================================


       MINIMUM LEASE PAYMENTS

       Rental expenses for all operating leases for the nine months ended December 31, 1996, the three months ended March 31, 1996 and the years ended December 31, 1995 and 1994 amounted to $2.5 million, $.8 million, $3.6 million and $5.1 million, respectively.

(7)    RELATED PARTY TRANSACTIONS

       Life of Virginia pays investment advisory fees and other fees to affiliates; Parent after April 1, 1996 and Aon previous to that date. Amounts incurred for these items aggregated $3.2 million, $3.5 million, $5.8 million and $37.8 million for nine months ended December 31, 1996, the three months ended March 31, 1996 and the years ended December 31, 1995 and 1994, respectively. Life of Virginia charges affiliates for certain services and for the use of facilities and equipment which aggregated $2.0 million, $1.0 million, $10.0 million and $101.2 million for the nine months ended December 31, 1996, the three months ended March 31, 1996 and the years ended December 31, 1995, and 1994, respectively.

                                                       (Continued)
                                       27

(7)    CONTINUED

       At December 31, 1996 and 1995, Life of Virginia held investments in securities of certain affiliates amounting to $2.6 million and $12.6 million, respectively. Amounts included in net investment income related to these holdings totaled $0.1 million, $0.2 million, $1.0 million and $3.5 million for the nine months ended December 31, 1996, the three months ended March 31, 1996 and the years ended December 31, 1995 and 1994, respectively.

       In January 1995, Life of Virginia dividended 100% of its Globe Life Insurance Company ("Globe") common stock to CICA, a subsidiary of Aon. At December 31, 1994, Globe had assets of $954.9 million, liabilities of $765.7 million and stockholders' equity of $189.2 million. The fair market value of this dividend was $193.3 million.

       In 1995, Life of Virginia received from CICA, in the form of a capital contribution, fixed maturities with a fair value of $45.0 million.

       In January 1995, Life of Virginia transferred limited partnership investments with a fair value of $8.0 million and cost of $7.5 million, common stocks with a fair value of $5.6 million and cost of $3.4 million, and cash of $6.4 million to pay a $20.0 million dividend declared but not paid in 1994. A $2.7 million realized investment gain was recorded on this transfer.

       In December 1994, Life of Virginia exchanged common stocks with a fair value of $61.4 million and cost of $67.1 million for CICA's available for sale fixed maturities and related accrued income with fair values of $60.9 million and $.5 million, respectively. Life of Virginia recorded the fixed maturity securities at CICA's fair value of $60.9 million resulting in a $5.7 million realized loss that is reflected in the statement of income.


(8)    LITIGATION

       Life of Virginia is subject to numerous claims and lawsuits that arise in the ordinary course of business. In some of these cases the remedies that may be sought or damages claimed are substantial, including cases that seek punitive or extraordinary damages. Accruals for these lawsuits have been provided to the extent that losses are deemed probable and are estimable. Although the ultimate outcome of these suits cannot be ascertained and liabilities in indeterminate amounts may be imposed on Life of Virginia, on the basis of present information, availability of insurance coverage, and advice received from counsel, it is the opinion of management that the disposition or ultimate determination of such claims and lawsuits will not have a material adverse effect on the consolidated financial position or results of operations of Life of Virginia.


                                                       (Continued)
                                       28

(9)    FINANCIAL INSTRUMENTS

       INTEREST RATE RISK MANAGEMENT

       Life of Virginia used interest rate swap agreements to manage asset and liability durations relating to its capital accumulation annuity business. As of December 31, 1995 and 1994, these swap agreements had the net effect of lengthening liability durations. Variable rates received on interest rate swap agreements correlate with crediting rates paid on outstanding liabilities. The net effect of swap payments is settled periodically and reported in income. There was no settlement of underlying notional amounts.

       Life of Virginia performed frequent analyses to measure the degree of correlation associated with its derivative program. Life of Virginia assessed the adequacy of the correlation analyses results in determining whether the derivatives qualify for hedge accounting. Realized gains and losses on derivatives that qualify as hedges were deferred and reported as an adjustment of the cost basis of the hedged item. Deferred gains and losses were amortized into income over the life of the hedged item. The fair value of swap agreements hedging liabilities were not recognized in the consolidated statements of financial position.

       These interest rate swaps gave rise to credit risks due to possible non-performance by counterparties. The credit risk was generally limited to the fair value of those contracts that were favorable to Life of Virginia. Life of Virginia limited its credit risk by restricting investments in derivative contracts to a diverse group of highly rated major financial institutions. Life of Virginia closely monitored the credit worthiness of, and exposure to, its counterparties and considered its credit risk to be minimal.

       Life of Virginia had $0.0 million and $250.0 million notional amount of interest rate swaps outstanding at December 31, 1996 and 1995, respectively.

       During the three months ended March 31, 1996 and the year ended December 31, 1995 Life of Virginia amortized $.6 million and $1.4 million, respectively, of net deferred losses relating to interest rate swaps into income.

       The interest rates on Life of Virginia's principal outstanding swaps at December 31, are presented below:

                                               Pay                Receive
                                             Fixed               Variable
       ------------------------------------------------------------------
       1995                                7.9 - 8.3%             5.40%
       ==================================================================


       As of December 31, 1995, the principal swaps have maturities ranging from September 1999 to October 2000 and variable rates based on five year treasury rates. These swaps were terminated prior to March 31, 1996 resulting in a $1.1 million gain which was deferred.

                                                       (Continued)
                                       29

(9)    CONTINUED

       OTHER FINANCIAL INSTRUMENTS
       Life of Virginia has certain investment commitments to provide fixed-rate loans. The investment commitments, which would be collateralized by related properties of the underlying investments, involve varying elements of credit and market risk. Investment commitments outstanding at December 31, 1996 and December 31, 1995, totaled $1.7 million and $21.7 million, respectively.

       FAIR VALUE OF FINANCIAL INSTRUMENTS

       Accounting standards require the disclosure of fair values for certain financial instruments. The fair value disclosures are not intended to encompass the majority of policy liabilities, various other non-financial instruments, or other intangible items related to Life of Virginia's business. Accordingly, care should be exercised in deriving conclusions about Life of Virginia's business or financial condition based on the fair value disclosures.

       The carrying amount and fair value of certain of Life of Virginia's financial instruments are as follows:

                                                                                     Preacquisition
                                                                          ----------------------------
                                                       December 31, 1996        December 31, 1995
                                               -------------------------------------------------------
                                                  Carrying         Fair      Carrying          Fair
(millions)                                          Amount        Value        Amount         Value
------------------------------------------------------------------------------------------------------
Assets:
   Fixed maturities and
      equity securities
       (note 2)                             $        5,308.2      5,308.2       4,567.9       4,567.9
   Mortgage loans on
      real estate                                      585.4        622.6         592.5         638.2
   Policy loans                                        179.5        179.5         151.7         150.2
   Cash, short-term
      investments and
      receivables                                      186.4        186.4         727.5         727.5
   Assets held in separate accounts                  2,762.7      2,762.7       2,019.6       2,019.6
------------------------------------------------------------------------------------------------------

Liabilities:
   Investment type
      insurance contracts                            3,055.0      3,027.6       2,769.7       2,796.9
   Commissions and
      general expenses                                  46.8         46.8          12.8          12.8
   Interest rate swaps                                   -            -             -            24.1
   Liabilities related to separate accounts          2,762.7      2,762.7       2,019.6       2,019.6
=======================================================================================================


       See Note 1 regarding the method used to estimate fair values.

                                                       (Continued)
                                       30

(10)   STOCKHOLDERS' EQUITY

       Generally, the capital and surplus of Life of Virginia available for transfer to the Parent are limited to the amounts that the statutory capital and surplus exceed minimum statutory capital requirements; however, payments of the amounts as dividends may be subject to approval by regulatory authorities. The maximum amount of dividends which can be paid by the Company without prior approval at December 31, 1996, is $41.9 million.

       Statutory net income (loss) and stockholders' equity is summarized below:

                                                                                  Preacquisition
                                                           ------------------------------------------------------
                                               Nine months     Three months
                                                  ended              ended
                                              December 31,       March 31,          December 31,    December 31,
(millions)                                         1996               1996               1995               1994
-----------------------------------------------------------------------------------------------------------------
Statutory net income                 $               69.7               (8.3)              53.9              58.2
Statutory stockholders equity                       419.1              360.5              364.2             400.6
==================================================================================================================




       The National Association of Insurance Commissioners has developed certain Risk Based Capital (RBC) requirements for life insurers. If prescribed levels of RBC are not maintained, certain actions may be required on the part of the Company or its regulators. At December 31, 1996 the Company's Total Adjusted Capital and Authoritized Control Level - RBC were, $504.6 million and $78.6 million, respectively. This level of adjusted capital qualifies under all tests.

===============================================================================
                                       31

                                     PART C

                               OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)  Financial Statements

      All required financial statements are included in Part B of this Registration Statement.

(b)  Exhibits

     (1)(a) Resolution of Board of Directors of Life of Virginia authorizing the establishment of Separate Account 4. 1/

     (1)(b) Resolution of Board of Directors of Life of Virginia authorizing the elimination of investment subdivisions of Separate Accounts II, III and 4 which invest in shares of the American Life/Annuity Series. 1/

     (1)(c) Resolution of Board of Directors of Life of Virginia authorizing the establishment of additional investment subdivisions of Separate Account 4, investing in shares of the Asset Manager Portfolio of the Fidelity Variable Insurance Products Fund II and the Balanced Portfolio of the Advisers Management Trust. 1/

     (1)(d) Resolution of Board of Directors of Life of Virginia authorizing the investment of $300,000 in the N&B Balanced Portfolio of Neuberger & Berman's Advisers Management Trust. 1/

     (1)(e) Resolution of Board of Directors of Life of Virginia authorizing the establishment of additional investment subdivisions of Separate Account 4, investing in shares of the Growth Portfolio and the Limited Maturity Bond Portfolio of the Neuberger & Berman Advisers Management Trust.1/

     (1)(f) Resolution of Board of Directors of Life of Virginia authorizing the establishment of additional investment subdivisions of Separate Account 4, investing in shares of the Growth Portfolio, the Aggressive Growth Portfolio, and the Worldwide Growth Portfolio of the Janus Aspen Series. 4/

     (1)(g) Resolution of Board of Directors of Life of Virginia authorizing the establishment of twenty-two (22) additional subdivisions of Separate Account 4, investing in shares of Money Market Portfolio, High Income Portfolio, Equity-Income Portfolio, Growth Portfolio and Overseas Portfolio of the Fidelity Variable Insurance Products Fund; Asset Manager Portfolio of the Fidelity Variable Insurance Products Fund II; Money Market Portfolio, Government Securities Portfolio, Common Stock Index Portfolio, Total Return Portfolio of the Life of Virginia Series Fund, Inc.; Limited Maturity Bond Portfolio, Growth Portfolio and Balanced Portfolio of the Neuberger & Berman Advisers Management Trust; Growth Portfolio, Aggressive Growth Portfolio, and Worldwide Growth Portfolio of the Janus Aspen Series; Money Fund, High Income Fund, Bond Fund, Capital Appreciation Fund, Growth Fund, Multiple Strategies Fund of the Oppenheimer Variable Account Funds. 4/

     (1)(h) Resolution of Board of Directors of Life of Virginia authorizing the establishment of three additional investment subdivisions of Separate Account 4, investing in shares of the Utility Fund and Corporate Bond Fund of the Insurance Management Series, and the Contrafund Portfolio of the Variable Insurance Products Fund II. 6/

     (1)(i) Resolution of Board of Directors of Life of Virginia authorizing the establishment of two additional investment subdivisions of Separate Account 4, investing in shares of the International Equity Portfolio and the Real Estate Securities Portfolio of Life of Virginia Series Fund. 7/

     (1)(j) Resolution of Board of Directors of Life of Virginia authorizing the establishment of four additional investment subdivisions of Separate Account 4, investing in shares of the American Growth Portfolio and the American Small Capitalization Portfolio of The Alger American Fund, and the Growth Portfolio and Flexible Income Portfolio of the Janus Aspen Series. 8/

     (1)(k) Resolution of Board of Directors of Life of Virginia authorizing the establishment of two additional investment subdivisions of Separate Account 4, investing in shares of the Federated American Leaders Fund II of the Federated Insurance Series, and the International Growth Portfolio of the Janus Aspen Series. 9/

     (1)(l) Resolution of Board of Directors of Life of Virginia authorizing the establishment of twelve additional investment subdivisions of Separate Account 4, investing in shares of the Growth & Income Portfolio and Growth opportunities Portfolio of Variable Insurance Products Fund III; Growth II Portfolio and Large Cap Growth Portfolio of the PBHG Insurance Series Fund, Inc.; Global Income Fund and Value Equity Fund of GE Investments Funds, Inc.

     (1)(m) Resolution of Board of Directors of Life of Virginia authorizing the establishment of two additional investment subdivisions of Separate Account 4, investing in shares of the Capital Appreciation Portfolio of the Janus Aspen Series.

     (2)        Not Applicable.

     (3)(a) Underwriting Agreement between The Life Insurance Company of Virginia and Forth Financial Securities Corporation 1/

          (i) Underwriting Agreement dated April 2, 1996 between The Life Insurance Company of Virginia and Forth Financial Securities Corporation.9/

       (b)      Dealer Sales Agreement.1/

     (4)(a)     Form of Policy.
          (i)   Original Form of Policy. 4/

       (b)      Endorsements to Policy.
          (i)   IRA Endorsement  1/
          (ii)  Pension Endorsement 1/
          (iii) Section 403(b) Endorsement 1/
          (iv)  Guaranteed Minimum Death Benefit Rider 5/
          (v)   Optional Death Benefit at Death of Annuitant Endorsement

     (5)(a)     Form of Application. 1/

     (6)(a) Certificate of Incorporation of The Life Insurance Company of Virginia. 1/

       (b)      By-Laws of The Life Insurance Company of Virginia. 1/

     (7)        Not Applicable.

     (8)(a) Stock Sale Agreement between The Life Insurance Company of Virginia and The Life of Virginia Series Fund, Inc. 1/

       (b) Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation, and The Life Insurance Company of Virginia. 1/

       (b)(i) Amendment to Participation Agreement Referencing Policy Form Numbers. 1/

       (b)(ii) Amendment to Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation, and The Life Insurance Company of Virginia. 9/

       (b)(iii) Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation, and The Life Insurance Company of Virginia. 9/

       (c) Agreement between Oppenheimer Variable Account Funds, Oppenheimer Management Corporation, and The Life Insurance Company of Virginia. 1/

       (c)(i) Amendment to Agreement between Oppenheimer Variable Account Funds, Oppenheimer Management Corporation, and The Life Insurance Company of Virginia. 1/

       (d) Sales Agreement between Advisers Management Trust and The Life Insurance Company of Virginia. 1/

       (d)(i) Addendum to Sales Agreement between Advisers Management Trust and The Life Insurance Company of Virginia. 1/

       (d)(ii) Assignment and Modification Agreement between Neuberger and Berman Advisers Management Trust and The Life Insurance Company of Virginia. 9/

       (e) Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and The Life Insurance Company of Virginia. 1/

       (f) Participation Agreement between Janus Capital Corporation and The Life Insurance Company of Virginia. 4/

       (g) Participation Agreement between Insurance Management Series, Federated Securities Corp., and The Life Insurance Company of Virginia. 6/

       (h) Participation Agreement between The Alger American Fund, Fred Alger and Company, Inc., and The Life Insurance Company of Virginia. 8/

       (i) Participation Agreement between Variable Insurance Products Fund III and The Life Insurance Company of Virginia.

       (j) Participation Agreement between PBHG Insurance Series Fund, Inc. and The Life Insurance Company of Virginia.

     (9)        Opinion and Consent of Counsel.

     (10)(a)    Consent of Counsel.

         (b)    Consent of Independent Auditors.
     (11)       Not Applicable.

     (12)       Not Applicable.

     (13)       Schedule showing computation for Performance Data 5/

     (14)(a)    Power of Attorney 3/

        (b)     Power of Attorney dated April 2, 1996. 9/

        (c)     Power of Attorney dated April 16, 1997.


                           --------------------------

1/ Incorporated herein by reference to post-effective amendment number 8 to the Registrant's registration statement on Form N-4, File No. 33-17428, filed with the Securities and Exchange Commission on April 24, 1992.

2/ Incorporated herein by reference to post-effective amendment number 9 to the Registrant's registration statement on Form N-4, File No. 33-17428, filed with the Securities and Exchange Commission on March 2, 1993.

3/ Incorporated herein by reference to post-effective amendment number 10 to the Registrant's registration statement on Form N-4, File No. 33-17428, filed with the Securities and Exchange Commission on April 29, 1993.

4/ Incorporated herein by reference to initial Registration Statement on Form N-4, File No. 33-76334, filed with the Securities and Exchange Commission on March 11, 1994.

5/ Incorporated herein by reference to pre-effective amendment number 1 to the Registrant's registration statement on Form N-4, File No. 33-76334, filed with the Securities and Exchange Commission on April 14, 1994.

6/ Incorporated herein by reference to post-effective amendment number 1 to the Registrant's registration statement on Form N-4, File No. 33-76334, filed with the Securities and Exchange Commission on January 3, 1995.

7/ Incorporated herein by reference to post-effective amendment number 2 to the Registrant's registration statement on Form N-4, File No. 33-76334, filed with the Securities and Exchange Commission on April 28, 1995.

8/ Incorporated herein by reference to post-effective amendment number 3 to the Registrant's registration statement on Form N-4, File No. 33-76334, filed with the Securities and Exchange Commission on September 28, 1995.

9/ Incorporated herein by reference to post-effective amendment number 4 to the Registrant's registration statement on Form N-4, File No. 33-76334, filed with the Securities and Exchange Commission on April 30, 1996.

10/ Incorporated herein by reference to post-effective amendment number 6 to the Registrant's registration statement on Form N-4, File No. 33-76334, filed with the Securities and Exchange Commission on March 24, 1997.

11/ Incorporated herein by reference to post-effective amendment number 7 to the Registrant's registration statement on Form N-4, File No. 33-76334, filed with the Securities and Exchange Commission on May 1, 1997.

ITEM 25.  DIRECTORS AND OFFICERS OF LIFE OF VIRGINIA

         NAME AND PRINCIPAL                           POSITIONS AND OFFICES
         BUSINESS ADDRESS                             WITH DEPOSITOR
         Ronald V. Dolan*                             Director and Chairman of the Board

         Paul E. Rutledge III*                        Director, President, Chief Executive Officer

         William D. Baldwin*                          Director and Senior Vice President

         Selwyn L. Flournoy, Jr.*                     Director and Senior Vice President

         Robert A. Bowen*                             Director and Senior Vice President

         Linda L. Lanam*                              Director and Senior Vice President

         Robert D. Chinn*                             Director and Senior Vice President - Agency

         Thomas A. Barefield*                         Director and Senior Vice President - Special Markets

         Michael A. Weitz                             Senior Vice President - Brokerage

         Elliot Rosenthal                             Senior Vice President - Investment Products

         Victor C. Moses                              Director

         Geoffrey S. Stiff                            Director
-------------------------------------------------------------------------------------

  The principal business address of each person listed, unless otherwise indicated, is The Life Insurance Company of Virginia, 6610 W. Broad Street, Richmond, VA 23230.
  The address for Mr. Dolan is First Colony Life Insurance Company, 700 Main Street, Lynchburg, VA 24505
  The principal business address for Mr. Moses and Mr. Stiff is GNA Corporation, Two Union Square, 601 Union Street, Seattle, WA 98101
  *Messrs. Dolan, Baldwin, Bowen, Rutledge, Flournoy, Chinn, Barefield and Ms. Lanam are members of the Executive Committee of the Board of Directors of Life of Virginia.


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

  The Depositor, The Life Insurance Company of Virginia, is an indirectly, wholly-owned subsidiary of GNA Corporation. GNA Corporation is a wholly-owned subsidiary of General Electric Capital Corporation. The Registrant, Life of Virginia Separate Account 4, is a segregated asset account of Life of Virginia. Previously, Life of Virginia was an indirectly, wholly-owned subsidiary of Aon

Corporation, an affiliate of Aon Advisors.

ITEM 27.  NUMBER OF POLICYOWNERS

  For the period ended April 1, 1997, there were 29,207 Policyowners.

ITEM 28.  INDEMNIFICATION

  Section 13.1-698 and 13.1-702 of the Code of Virginia, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation's best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of Virginia in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

  Section 5 of the By-Laws of Life of Virginia further provides that:

  (a) The Corporation shall indemnify each director, officer and employee of this Company who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative, or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he is or was a director, officer or employee of the Corporation, or is or was serving at the request of the Corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgements [sic], fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in the best interests of the Corporation, and with respect to any criminal action, had no cause to believe his conduct unlawful. The termination of any action, suit or proceeding by judgement [sic], order, settlement, conviction, or upon a plea of nolo contendere, shall not of itself create a presumption that the person did not act in good faith, or in a manner opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, believed his conduct unlawful.

  (b) The Corporation shall indemnify each director, officer or employee of the Corporation who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Corporation to procure a judgement [sic] in its favor by reason of the fact that he is or was a director, officer or employee of the Corporation, or is or was serving at the request of the Corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the Corporation unless and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

  (c) Any indemnification under subsections (a) and (b) (unless ordered by a court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the director, officer or employee is proper in the circumstances because he has met the applicable standard of conduct set forth in subsections (a) and (b). Such determination shall be made (1) by the Board of Directors of the Corporation by a majority vote of a quorum consisting of the directors who were not parties to such action, suit or proceeding, or (2) if such a quorum is not obtainable, or even if obtainable, a quorum of disinterested directors so directs, by independent legal counsel in a written opinion, or (3) by the stockholders of the Corporation.

  (d) Expenses (including attorneys' fees) incurred in defending an action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, may be paid by the Corporation in advance of the final disposition of such action, suit or proceeding as authorized in the manner provided in subsection (c) upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount to the Corporation unless it shall ultimately be determined that he is entitled to be indemnified by the Corporation as authorized in this Article.

  (e) The Corporation shall have the power to make any other or further indemnity to any person referred to in this section except an indemnity against gross negligence or willful misconduct.

  (f) Every reference herein to director, officer or employee shall include every director, officer or employee, or former director, officer or employee of the Corporation and its subsidiaries and shall enure to the benefit of the heirs, executors and administrators of such person.

  (g) The foregoing rights and indemnification shall not be exclusive of any other rights and indemnification to which the directors, officers and employees of the Corporation may be entitled according to law.



                            *          *          *

  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

  (a) Forth Financial Securities Corporation is the principal underwriter of the Policies as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable life insurance policies issued through Life of Virginia Separate Accounts I, II, III and V.

  (b)    Name and Principal                                            Positions and Offices
         Business Address*                                             with Underwriter

         Scott R. Reeks                                                Director, President, Treasurer and Compliance Officer

         Robert Z. Peranski                                            Director

         William D. Baldwin                                            Director

         Linda L. Lanam                                                Secretary

         William E. Daner, Jr.                                         General Counsel & Director

         Robert D. Chinn                                               Director

         John L. Knowles                                               Director

         Thomas A. Barefield                                           Director

* The principal business address of all listed above is 6610 West Broad Street, Richmond, Virginia 23261.


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

  All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by Life of Virginia at its executive offices.


ITEM 31.  MANAGEMENT SERVICES

  All management contracts are discussed in Part A or Part B of this Registration Statement.


ITEM 32.  UNDERTAKINGS

  (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

  (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

  (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Life of Virginia at the address or phone number listed in the Prospectus.

STATEMENT PURSUANT TO RULE 6c-7

  Life of Virginia offers and will offer Policies to participants in the Texas Optional Retirement Program. In connection therewith, Life of Virginia and Account 4 rely on 17 C.F.R. Section 270.6c-7 and represent that the provisions of paragraphs (a)-(d) of the Rule have been or will be complied with.

SECTION 403(b) REPRESENTATIONS

  Life of Virginia represents that in connection with its offering of Policies as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

SECTION 26(e)(2)(A) REPRESENTATION

  Life of Virginia hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Life of Virginia.

                                   SIGNATURES

  As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, Life of Virginia Separate Account 4, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement, and has duly caused this registration statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, in the County of Henrico in the Commonwealth of Virginia, on the 29th of April, 1997.


                  Life of Virginia Separate Account 4
                      (Registrant)


  By:Selwyn L. Flournoy, Jr.
  ------------------------------------
     Selwyn L. Flournoy, Jr.
     Senior Vice President
     The Life Insurance Company of Virginia


                  The Life Insurance Company of Virginia
                      (Depositor)


  By:Selwyn L. Flournoy, Jr.
   -------------------------------------
     Selwyn L. Flournoy, Jr.
     Senior Vice President










Given under my hand this ______ day of ____________, 19___ in the City/County of _______________________, Commonwealth of Virginia.


---------------------------
Notary Public

---------------------------
My Commission Expires

As required by the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                                            Title                                                Date

RONALD V. DOLAN                                      Director, Chairman of the Board                      4/29/97
--------------------
Ronald V. Dolan

PAUL E. RUTLEDGE III
---------------------                                Director, President, and Chief Executive Officer     4/29/97
Paul E. Rutledge III

WILLIAM D. BALDWIN
---------------------                                Director, Senior Vice President                      4/29/97
William D. Baldwin

Selwyn L. Flournoy, Jr.                              Director, Senior Vice President                      4/29/97
----------------------
Selwyn L. Flournoy, Jr.

ROBERT A. BOWEN
----------------------                               Director, Senior Vice President and Director         4/29/97
Robert A. Bowen

LINDA L. LANAM
----------------------                               Director, Senior Vice President                      4/29/97
Linda L. Lanam

ROBERT D. CHINN
-----------------------                              Director, Senior Vice President                      4/29/97
Robert D. Chinn

THOMAS A. BAREFIELD
-----------------------                              Director, Senior Vice President                      4/29/97
Thomas A. Barefield

VICTOR C. MOSES
-----------------------                              Director                                             4/29/97
Victor C. Moses

GEOFFREY S. STIFF
-----------------------                              Director                                             4/29/97
Geoffrey S. Stiff

By Selwyn L. Flourney Jr., pursuant to Power of Attorney executed on
  ------------------------
April 16, 1997.

                                  Exhibit List
                                  ------------



                                                                       Page
                                                                       ----



(1)(l) Resolution of the Board of Directors of The Life Insurance Company of Virginia

(1)(m) Resolution of the Board of Directors of The Life Insurance Company of Virginia

(4)(b)(v)                  Option Death Benefit at Death of Annuity
                           Endorsment

(8)(i)                     Participation Agreement

(8)(j)                     Participation Agreement

(9)                        Opinion and Consent of Counsel

(10)(a)                    Consent of Counsel

(10)(b)                    Consent of Independent Auditors

(14)(b)                    Power of Attorney